UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 100.2%
Consumer Discretionary 31.9%
Alibaba Group Holding Ltd. SP ADR*	4,000	325,080
Amazon.com, Inc.*	3,240	2,189,884
Chipotle Mexican Grill, Inc.*	1,600	767,760
Lululemon Athletica, Inc.*	15,100	792,297
Netflix, Inc.*	15,250	1,744,295
Priceline Group Inc. (The)*	750	956,212
Tesla Motors, Inc.*	7,700	1,848,077
Under Armour, Inc., Cl A*	6,000	483,660
Vipshop Holdings Ltd. SP ADR*	21,000	320,670

		9,427,935

Financials 8.6%
Charles Schwab Corp. (The)	34,100	1,122,913
First Republic Bank	14,300	944,658
Signature Bank*	3,000	460,110

		2,527,681

Health Care 19.4%
Alexion Pharmaceuticals, Inc.*	4,700	896,525
BioMarin Pharmaceutical, Inc.*	5,800	607,608
Celgene Corp.*	11,350	1,359,276
Exact Sciences Corp.*	29,800	275,054
Gilead Sciences, Inc.	6,800	688,092
Illumina, Inc.*	2,500	479,863
Medidata Solutions, Inc.*	9,000	443,610
Regeneron Pharmaceuticals, Inc.*	1,800	977,166

		5,727,194

Industrials 4.9%
XPO Logistics, Inc.*	53,000	1,444,250

Information Technology 35.4%
Alliance Data Systems Corp.*	2,000	553,140
Alphabet, Inc., Cl A*	1,650	1,283,716
Baidu, Inc. SP ADR*	3,000	567,120
Facebook, Inc., Cl A*	16,000	1,674,560
LendingClub Corp.*	71,500	790,075
LinkedIn Corp., Cl A*	3,000	675,240
MercadoLibre, Inc.	7,500	857,550
Monolithic Power Systems, Inc.	2,500	159,275
Palo Alto Networks, Inc.*	5,000	880,700
Pandora Media, Inc.*	43,500	583,335
Salesforce.com, Inc.*	9,450	740,880
ServiceNow, Inc.*	4,000	346,240
Splunk, Inc.*	3,000	176,430

See Notes to Schedules of Portfolio Investments.

Zillow Group, Inc., Cl A*	14,800	385,392
Zillow Group, Inc., Cl C*	32,400	760,752

		10,434,405

Total Common Stocks (Cost $16,573,630)		29,561,465

Total Investments (Cost $16,573,630) — 100.2%		29,561,465
Liabilities in Excess of Other Assets — (0.2)%		(49,544)

Net Assets — 100.0%		$29,511,921

*	Non-income producing security.

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 99.3%
Australia 3.4%
CSL Ltd.(a)	15,362	1,171,245

Bermuda 2.6%
Lazard Ltd., Cl A	19,909	896,104

Canada 5.5%
Canadian Pacific Railway Ltd.	7,600	969,760
Constellation Software, Inc.	2,300	958,896

		1,928,656

China 7.3%
Ctrip.com International Ltd. ADR*(b)	26,021	1,205,553
Kaisa Group Holdings Ltd.*(a)(b)(c)	423,000	85,145
Tencent Holdings Ltd.(a)	64,000	1,250,153

		2,540,851

Denmark 15.4%
Chr Hansen Holding A/S(a)	21,067	1,317,698
Coloplast A/S, Cl B(a)	15,599	1,259,098
Novo Nordisk A/S SP ADR	28,051	1,629,202
Novozymes A/S, Cl B(a)	24,154	1,156,607

		5,362,605

France 2.6%
LVMH Moet Hennessy Louis Vuitton SE(a)	5,782	903,881

India 2.1%
HDFC Bank Ltd. ADR	11,628	716,285

Ireland 9.4%
Experian PLC(a)	59,502	1,051,429
ICON PLC*	15,920	1,236,984
Perrigo Co. PLC	6,641	960,953

		3,249,366

Japan 9.1%
Keyence Corp.(a)	1,800	987,922
Sysmex Corp.(a)	23,700	1,515,760
Uni-Charm Corp.(a)(b)	32,800	668,709

		3,172,391

Mexico 1.9%
Wal-Mart de Mexico SAB de CV(b)	265,100	669,114

Netherlands 8.4%
Core Laboratories NV(b)	10,566	1,148,947
Sensata Technologies Holding NV*	24,695	1,137,452

See Notes to Schedules of Portfolio Investments.

Yandex NV, Cl A*	40,469	636,172

		2,922,571

South Africa 1.1%
Shoprite Holdings Ltd.	39,616	366,983

Spain 1.6%
Industria de Diseno Textil SA(a)	16,559	568,243

Switzerland 13.0%
ACE Ltd.	13,203	1,542,770
Nestle SA(a)	20,758	1,538,659
SGS SA(a)	512	975,407
Swatch Group AG (The) BS(a)	1,327	463,091

		4,519,927

Taiwan 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	83,525	1,900,194

United Kingdom 10.4%
ARM Holdings PLC SP ADR	24,146	1,092,365
Compass Group PLC	62,469	1,082,079
Reckitt Benckiser Group PLC(a)	15,594	1,435,411

		3,609,855

Total Common Stocks (Cost $33,492,240)		34,498,271

Money Market Funds 30.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.23%(d)	8,153,647	8,153,647
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(d)(e)	2,306,479	2,306,479

Total Money Market Funds (Cost $10,460,126)		10,460,126

Total Investments (Cost $43,952,366) — 129.4%		44,958,397
Liabilities in Excess of Other Assets — (29.4)%		(10,215,334)

Net Assets — 100.0%		$34,743,063

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 47.1% of net assets as of December 31, 2015.
(b)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $2,310,500.
(c)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(e)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $2,396,367. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $89,888. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviations

ADR	– American Depositary Receipt
BS	– Bearer Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 26.8%
Amazon.com, Inc.*	18,335	12,392,443
BorgWarner, Inc.	71,338	3,083,942
Chipotle Mexican Grill, Inc.*	4,766	2,286,965
DR Horton, Inc.	150,510	4,820,835
Harman International Industries, Inc.	21,229	1,999,984
Johnson Controls, Inc.	54,245	2,142,135
Netflix, Inc.*	46,289	5,294,536
NIKE, Inc., Cl B	64,818	4,051,125
Priceline Group Inc. (The)*	5,371	6,847,756
Royal Caribbean Cruises Ltd.	46,099	4,665,680
Scripps Networks Interactive, Cl A	36,471	2,013,564
Starbucks Corp.	143,372	8,606,621
Ulta Salon Cosmetics & Fragrance, Inc.*	15,066	2,787,210
Under Armour, Inc., Cl A*(a)	81,198	6,545,371
VF Corp.	57,531	3,581,305

		71,119,472

Consumer Staples 6.4%
Colgate-Palmolive Co.	67,246	4,479,929
Costco Wholesale Corp.	33,324	5,381,826
Estee Lauder Cos., Inc. (The), Cl A	40,657	3,580,255
WhiteWave Foods Co. (The)*	93,254	3,628,513

		17,070,523

Energy 1.7%
Devon Energy Corp.	33,519	1,072,608
EOG Resources, Inc.	47,585	3,368,542

		4,441,150

Financials 3.7%
Charles Schwab Corp. (The)	100,400	3,306,172
Discover Financial Services	49,464	2,652,260
Morgan Stanley	123,960	3,943,167

		9,901,599

Health Care 15.7%
Alexion Pharmaceuticals, Inc.*	41,726	7,959,235
Biogen Inc.*	17,198	5,268,607
Cerner Corp.*	62,557	3,764,055
Gilead Sciences, Inc.	102,120	10,333,523
HCA Holdings, Inc.*	29,279	1,980,139
Illumina, Inc.*	14,429	2,769,574
McKesson Corp.	18,691	3,686,426

See Notes to Schedules of Portfolio Investments.

Mylan NV.*(a)	109,992	5,947,267

		41,708,826

Industrials 9.1%
BE Aerospace, Inc.	28,612	1,212,290
Delta Air Lines, Inc.	102,328	5,187,006
Fluor Corp.	35,557	1,679,002
Fortune Brands Home & Security, Inc.	52,544	2,916,192
HD Supply Holdings, Inc.*	105,525	3,168,916
Honeywell International, Inc.	49,057	5,080,833
IHS, Inc., Cl A*	12,614	1,493,876
J.B. Hunt Transport Services, Inc.	24,581	1,803,262
WABCO Holdings, Inc.*	14,856	1,519,175

		24,060,552

Information Technology 33.5%
Adobe Systems, Inc.*	27,510	2,584,289
Alphabet, Inc., Cl A*	12,394	9,642,656
Alphabet, Inc., Cl C*	12,392	9,404,041
Analog Devices, Inc.	64,433	3,564,434
Apple, Inc.	172,884	18,197,770
ARM Holdings PLC SP ADR	59,944	2,711,867
Cognizant Technology Solutions Corp., Cl A*	64,055	3,844,581
Facebook, Inc., Cl A*	113,944	11,925,379
Palo Alto Networks, Inc.*	20,740	3,653,144
Red Hat, Inc.*	37,924	3,140,486
Salesforce.com, Inc.*	56,580	4,435,872
Splunk, Inc.*	41,895	2,463,845
Tableau Software, Inc., Cl A*	14,843	1,398,507
Visa, Inc., Cl A	125,305	9,717,403
Workday, Inc., Cl A*	28,740	2,290,003

		88,974,277

Materials 2.7%
Monsanto Co.	35,262	3,474,012
PPG Industries, Inc.	12,758	1,260,746
Vulcan Materials Co.	26,634	2,529,431

		7,264,189

Total Common Stocks (Cost $137,320,669)		264,540,588

Money Market Funds 3.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.23%(b)	1,719,305	1,719,305
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(b)(c)	6,678,536	6,678,536

Total Money Market Funds (Cost $8,397,841)		8,397,841

Total Investments (Cost $145,718,510) — 102.7%		272,938,429
Liabilities in Excess of Other Assets — (2.7)%		(7,283,849)

Net Assets — 100.0%		$265,654,580

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

(a)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $12,492,638.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $12,755,594. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,077,058. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.3%
Consumer Discretionary 6.6%
Comcast Corp., Cl A	749,160	42,275,099
Johnson Controls, Inc.	1,112,762	43,942,971
Macy’s, Inc.	497,278	17,394,784
PulteGroup, Inc.	918,790	16,372,838
Ralph Lauren Corp.	168,949	18,834,435

		138,820,127

Consumer Staples 4.1%
Procter & Gamble Co. (The)	865,369	68,718,952
Wal-Mart Stores, Inc.	288,520	17,686,276

		86,405,228

Energy 13.0%
ConocoPhillips	1,182,199	55,196,871
EOG Resources, Inc.	724,146	51,262,296
Exxon Mobil Corp.	543,149	42,338,465
Hess Corp.	874,902	42,415,249
Noble Energy, Inc.	1,048,953	34,542,022
Schlumberger Ltd.	677,139	47,230,445

		272,985,348

Financials 30.7%
ACE Ltd.	321,525	37,570,196
Allstate Corp. (The)	617,470	38,338,712
American Express Co.	470,505	32,723,623
American Tower Corp., REIT	230,255	22,323,222
Ameriprise Financial, Inc.	373,737	39,773,092
Aon PLC	456,441	42,088,425
BlackRock, Inc.	127,140	43,293,713
Citigroup, Inc.	826,750	42,784,312
Crown Castle International Corp., REIT	331,045	28,618,840
Franklin Resources, Inc.	906,020	33,359,656
JPMorgan Chase & Co.	872,353	57,601,469
MetLife, Inc.	797,195	38,432,771
Morgan Stanley	1,715,042	54,555,486
U.S. Bancorp	1,312,395	55,999,895
Wells Fargo & Co.	1,433,455	77,922,614

		645,386,026

Health Care 13.9%
Agilent Technologies, Inc.	862,509	36,061,501
Baxalta, Inc.	969,004	37,820,226
Cigna Corp.	487,631	71,355,044
Johnson & Johnson	653,336	67,110,674
Merck & Co., Inc.	325,470	17,191,326

See Notes to Schedules of Portfolio Investments.

Pfizer, Inc.	1,934,115	62,433,232

		291,972,003

Industrials 6.8%
Caterpillar, Inc.	414,581	28,174,925
CSX Corp.	785,192	20,375,732
FedEx Corp.	221,630	33,020,654
General Electric Co.	1,436,263	44,739,593
Honeywell International, Inc.	167,290	17,326,225

		143,637,129

Information Technology 16.7%
Applied Materials, Inc.	1,318,220	24,611,167
Cisco Systems, Inc.	1,725,855	46,865,593
EMC Corp.	1,247,754	32,042,323
Intel Corp.	811,585	27,959,103
Maxim Integrated Products, Inc.	526,305	19,999,590
Microsoft Corp.	1,453,510	80,640,735
Oracle Corp.	2,214,446	80,893,712
Texas Instruments, Inc.	688,652	37,745,016

		350,757,239

Materials 2.3%
Dow Chemical Co. (The)	546,768	28,147,617
WestRock Co.	465,288	21,226,438

		49,374,055

Telecommunication Services 1.9%
Verizon Communications, Inc.	878,325	40,596,181

Utilities 2.3%
Exelon Corp.	594,776	16,516,930
NextEra Energy, Inc.	310,779	32,286,830

		48,803,760

Total Common Stocks (Cost $1,826,997,436)		2,068,737,096

Money Market Fund 2.4%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.23%(a)	50,062,823	50,062,823

Total Money Market Fund (Cost $50,062,823)		50,062,823

Total Investments (Cost $1,877,060,259) — 100.7%		2,118,799,919
Liabilities in Excess of Other Assets — (0.7)%		(15,554,204)

Net Assets — 100.0%		$2,103,245,715

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.6%
Consumer Discretionary 6.4%
Dick’s Sporting Goods, Inc.	775,001	27,396,286
Johnson Controls, Inc.	1,375,000	54,298,750
Marriott International, Inc., Cl A	550,000	36,872,000
Ralph Lauren Corp.	475,000	52,953,000
Whirlpool Corp.	400,000	58,748,000

		230,268,036

Energy 12.7%
Cabot Oil & Gas Corp.	4,100,000	72,529,000
Hess Corp.	2,070,000	100,353,600
Marathon Petroleum Corp.	350,000	18,144,000
Noble Energy, Inc.	3,150,000	103,729,500
Patterson-UTI Energy, Inc.	4,000,000	60,320,000
Pioneer Natural Resources Co.	777,850	97,526,833

		452,602,933

Financials 29.0%
Allstate Corp. (The)	1,530,000	94,997,700
Ameriprise Financial, Inc.	750,000	79,815,000
BankUnited, Inc.	900,000	32,454,000
Brixmor Property Group, Inc., REIT	2,300,000	59,386,000
Comerica, Inc.	700,000	29,281,000
Corporate Office Properties Trust, REIT	1,900,000	41,477,000
Crown Castle International Corp., REIT	1,250,000	108,062,500
General Growth Properties, Inc., REIT	2,270,000	61,766,700
Hartford Financial Services Group, Inc. (The)	1,700,000	73,882,000
Invesco Ltd.	2,950,000	98,766,000
Lazard Ltd., Cl A	2,125,000	95,646,250
MB Financial, Inc.	1,400,000	45,318,000
Prologis, Inc., REIT	650,000	27,898,000
Umpqua Holdings Corp.	4,250,000	67,575,000
Willis Group Holdings PLC	720,000	34,970,400
XL Group PLC	2,100,000	82,278,000

		1,033,573,550

Health Care 10.4%
Agilent Technologies, Inc.	1,550,000	64,805,500
Baxalta, Inc.	2,300,000	89,769,000
Cigna Corp.	915,000	133,891,950
Perrigo Co. PLC	325,000	47,027,500
STERIS PLC	485,000	36,539,900

		372,033,850

Industrials 12.8%
Hubbell, Inc.	585,000	59,108,400

Ingersoll-Rand PLC	1,000,000	55,290,000
ITT Corp.	1,070,000	38,862,400
J.B. Hunt Transport Services, Inc.	450,000	33,012,000
Macquarie Infrastructure Corp.	690,000	50,094,000
Orbital ATK, Inc.	400,000	35,736,000
Oshkosh Corp.	1,350,000	52,704,000
Republic Services, Inc.	400,000	17,596,000
Rockwell Automation, Inc.	355,000	36,426,550
Towers Watson & Co., Cl A	330,000	42,391,800
Tyco International PLC	1,115,000	35,557,350

		456,778,500

Information Technology 12.6%
Applied Materials, Inc.	3,500,000	65,345,000
Cypress Semiconductor Corp.*	11,000,000	107,910,000
Harris Corp.	870,000	75,603,000
Intersil Corp., Cl A	5,838,200	74,495,432
Juniper Networks, Inc.	650,000	17,940,000
KLA-Tencor Corp.	580,000	40,223,000
Maxim Integrated Products, Inc.	1,775,000	67,450,000

		448,966,432

Materials 3.3%
Ashland, Inc.	400,000	41,080,000
WestRock Co.	1,650,000	75,273,000

		116,353,000

Utilities 11.4%
Ameren Corp.	865,000	37,393,950
American Electric Power Co., Inc.	385,000	22,433,950
CMS Energy Corp.	1,000,000	36,080,000
Edison International	1,435,000	84,966,350
Exelon Corp.	2,800,000	77,756,000
NextEra Energy Partners LP	1,950,000	58,207,500
Sempra Energy	950,000	89,309,500

		406,147,250

Total Common Stocks (Cost $3,455,240,401)		3,516,723,551

Money Market Fund 2.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.23%(a)	72,795,169	72,795,169

Total Money Market Fund (Cost $72,795,169)		72,795,169

Total Investments (Cost $3,528,035,570) — 100.6%		3,589,518,720
Liabilities in Excess of Other Assets — (0.6)%		(22,727,534)

Net Assets — 100.0%		$3,566,791,186

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.9%
Consumer Discretionary 15.3%
American Axle & Manufacturing Holdings, Inc.*	27,995	530,225
CalAtlantic Group, Inc.	18,391	697,387
Cheesecake Factory, Inc. (The)	11,974	552,121
Cracker Barrel Old Country Store, Inc.(a)	5,112	648,355
Denny’s Corp.*	59,689	586,743
G-III Apparel Group Ltd.*	14,489	641,283
Gray Television, Inc.*	64,996	1,059,435
Group 1 Automotive, Inc.	7,611	576,153
Kirkland’s, Inc.	26,611	385,860
Lithia Motors, Inc., Cl A	3,937	419,960
Monro Muffler Brake, Inc.	8,765	580,418
Penn National Gaming, Inc.*	37,221	596,280
Sinclair Broadcast Group, Inc., Cl A(a)	23,635	769,083
Tenneco, Inc.*	16,408	753,291

		8,796,594

Consumer Staples 1.8%
Casey’s General Stores, Inc.	8,542	1,028,884

Energy 2.6%
Callon Petroleum Co.*	34,547	288,122
Delek US Holdings, Inc.	14,249	350,525
Matador Resources Co.*	16,630	328,775
PDC Energy, Inc.*	9,564	510,526

		1,477,948

Financials 6.2%
AMERISAFE, Inc.	9,387	477,798
Cardinal Financial Corp.	27,008	614,432
Evercore Partners, Inc., Cl A	9,801	529,940
Home BancShares, Inc.	13,862	561,688
MarketAxess Holdings, Inc.	6,671	744,417
Texas Capital Bancshares, Inc.*	13,520	668,159

		3,596,434

Health Care 26.9%
ABIOMED, Inc.*	10,289	928,891
Adeptus Health, Inc., Cl A*(a)	7,675	418,441
AMN Healthcare Services, Inc.*	21,432	665,464
Amsurg Corp.*	5,667	430,692
Array BioPharma, Inc.*(a)	67,872	286,420
Cambrex Corp.*	12,174	573,274
Depomed, Inc.*(a)	25,190	456,695
HealthSouth Corp.	18,973	660,450
ICON PLC*	6,715	521,756

See Notes to Schedules of Portfolio Investments.

Idera Pharmaceuticals, Inc.*(a)	160,427	495,719
Inogen, Inc.*	13,673	548,151
Insmed, Inc.*	19,835	360,005
Keryx Biopharmaceuticals, Inc.*(a)	56,543	285,542
Lannett Co., Inc.*(a)	10,500	421,260
LifePoint Health, Inc.*	8,381	615,165
Ligand Pharmaceuticals, Inc.*(a)	9,012	977,081
Medidata Solutions, Inc.*	9,089	447,997
Molina Healthcare, Inc.*	9,917	596,309
Neurocrine Biosciences, Inc.*	12,112	685,176
NuVasive, Inc.*	12,019	650,348
NxStage Medical, Inc.*	38,954	853,482
Omnicell, Inc.*	23,079	717,295
Portola Pharmaceuticals, Inc.*	14,247	733,008
Radius Health, Inc.*	9,032	555,829
Team Health Holdings, Inc.*	12,714	558,017
Ultragenyx Pharmaceutical, Inc.*	5,898	661,638
Vanda Pharmaceuticals, Inc.*(a)	46,743	435,177

		15,539,282

Industrials 15.5%
AAON, Inc.	29,644	688,334
Allegiant Travel Co.	3,284	551,154
AZZ, Inc.	8,706	483,792
Badger Meter, Inc.(a)	9,116	534,106
Comfort Systems USA, Inc.	20,619	585,992
Dycom Industries, Inc.*	7,480	523,301
Forward Air Corp.	14,199	610,699
Healthcare Services Group, Inc.	14,862	518,238
HEICO Corp.	15,779	857,746
HNI Corp.	15,111	544,903
Knight Transportation, Inc.	18,420	446,317
Mueller Water Products, Inc., Cl A	74,277	638,782
Simpson Manufacturing Co., Inc.	19,147	653,870
Trex Co., Inc.*	13,654	519,398
Universal Forest Products, Inc.	11,498	786,118

		8,942,750

Information Technology 27.8%
Aspen Technology, Inc.*	18,746	707,849
Cavium, Inc.*	10,258	674,053
CSG Systems International, Inc.	17,751	638,681
Demandware, Inc.*(a)	15,259	823,528
Ellie Mae, Inc.*(a)	17,126	1,031,499
Euronet Worldwide, Inc.*	7,891	571,545
FleetMatics Group PLC*	21,612	1,097,674
Guidewire Software, Inc.*	13,324	801,572
Heartland Payment Systems, Inc.	17,454	1,654,988
Imperva, Inc.*	18,776	1,188,709
Integrated Device Technology, Inc.*	35,228	928,258
Littelfuse, Inc.	7,437	795,833
LogMeIn, Inc.*	7,148	479,631

See Notes to Schedules of Portfolio Investments.

Manhattan Associates, Inc.*	17,884	1,183,384
MAXIMUS, Inc.	9,156	515,025
Proofpoint, Inc.*	18,278	1,188,253
Q2 Holdings, Inc.*	29,805	785,958
QLIK Technologies, Inc.*	14,187	449,160
Virtusa Corp.*	11,984	495,419

		16,011,019

Materials 2.7%
Balchem Corp.	9,856	599,245
HB Fuller Co.	9,689	353,358
Headwaters, Inc.*	35,231	594,347

		1,546,950

Telecommunication Services 1.1%
8x8, Inc.*	56,389	645,654

Total Common Stocks (Cost $47,762,362)		57,585,515

Money Market Funds 11.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.23%(b)	133,399	133,399
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(b)(c)	6,226,962	6,226,962

Total Money Market Funds (Cost $6,360,361)		6,360,361

Total Investments (Cost $54,122,723) — 110.9%		63,945,876
Liabilities in Excess of Other Assets — (10.9)%		(6,300,988)

Net Assets — 100.0%		$57,644,888

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $6,062,465.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.7%
Consumer Discretionary 19.1%
AMC Entertainment Holdings, Inc., Cl A	1,077,940	25,870,560
Cheesecake Factory, Inc. (The)	158,000	7,285,380
Chico’s FAS, Inc.	1,065,400	11,367,818
Destination Maternity Corp.	18,979	165,497
Guess?, Inc.	1,171,654	22,120,828
HSN, Inc.	520,560	26,376,775
Matthews International Corp., Cl A	97,040	5,186,788
MDC Partners, Inc., Cl A	263,400	5,721,048
Meredith Corp.	11,690	505,593
Regal Entertainment Group, Cl A	709,700	13,392,039
Ruth’s Hospitality Group, Inc.	217,670	3,465,306
Scholastic Corp.	242,290	9,342,702
Sonic Automotive, Inc., Cl A	450,370	10,250,421
Sotheby’s	574,600	14,801,696
Thor Industries, Inc.	390,280	21,914,222
Wolverine World Wide, Inc.	23,700	396,027

		178,162,700

Consumer Staples 7.1%
B&G Foods, Inc.	621,300	21,757,926
Energizer Holdings, Inc.	690,400	23,515,024
Inter Parfums, Inc.	232,200	5,531,004
Sanderson Farms, Inc.	194,401	15,069,965

		65,873,919

Energy 2.1%
Bristow Group, Inc.	411,760	10,664,584
CARBO Ceramics, Inc.	446,050	7,672,060
Tidewater, Inc.	125,480	873,341

		19,209,985

Financials 23.3%
Alexander & Baldwin, Inc.	302,610	10,685,159
Banco Latinoamericano de Expectaciones SA, Cl E	148,870	3,860,199
Bank of Hawaii Corp.	267,140	16,803,106
Cohen & Steers, Inc.	406,700	12,396,216
Evercore Partners, Inc., Cl A	368,320	19,915,062
Hanover Insurance Group, Inc. (The)	435,370	35,412,996
Horace Mann Educators Corp.	383,400	12,721,212
Medical Properties Trust, Inc., REIT	2,015,430	23,197,599
Monmouth Real Estate Investment Corp., Cl A REIT	69,450	726,447
Oppenheimer Holdings, Inc., Cl A	38,310	665,828
Parkway Properties, Inc., REIT	1,128,550	17,639,236
Post Properties, Inc., REIT	169,450	10,024,662

See Notes to Schedules of Portfolio Investments.

Primerica, Inc.	439,500	20,757,585
StanCorp Financial Group, Inc.	43,220	4,921,894
Tanger Factory Outlet Centers, Inc., REIT	316,700	10,356,090
Trust Co Bank Corp. NY	254,750	1,564,165
UMB Financial Corp.	337,550	15,712,953

		217,360,409

Health Care 4.1%
Ensign Group, Inc.	202,740	4,588,006
Hill-Rom Holdings, Inc.	515,130	24,757,148
Landauer, Inc.	277,440	9,133,325

		38,478,479

Industrials 29.1%
AAR Corp.	344,970	9,069,261
ABM Industries, Inc.	490,800	13,973,076
Advanced Drainage Systems, Inc.	607,100	14,588,613
Badger Meter, Inc.	232,391	13,615,789
BWX Technologies, Inc.	185,900	5,906,043
China Yuchai International Ltd.	73,990	796,132
CLARCOR, Inc.	390,050	19,377,684
Covanta Holding Corp.	1,152,500	17,852,225
EMCOR Group, Inc.	344,640	16,556,506
Fortress Transportation & Infrastructure Investors LLC	329,900	3,714,674
Forward Air Corp.	413,200	17,771,732
Granite Construction, Inc.	223,540	9,592,101
Herman Miller, Inc.	770,880	22,124,256
Interface, Inc.	20,461	391,624
Kelly Services, Inc., Cl A	959,910	15,502,546
Kforce, Inc.	57,800	1,461,184
Knoll, Inc.	598,500	11,251,800
Luxfer Holdings PLC ADR	271,710	2,673,626
MSA Safety, Inc.	179,102	7,785,564
Mueller Water Products, Inc., Cl A	2,059,530	17,711,958
NN, Inc.	125,700	2,003,658
Progressive Waste Solutions Ltd.	1,257,664	29,617,987
Sun Hydraulics Corp.	31,520	1,000,130
Tennant Co.	67,680	3,807,677
Tetra Tech, Inc.	296,100	7,704,522
Viad Corp.	213,190	6,018,354

		271,868,722

Information Technology 8.2%
Black Box Corp.	99,900	952,047
Daktronics, Inc.	814,950	7,106,364
Fair Isaac Corp.	480,350	45,239,363
Plantronics, Inc.	500,760	23,746,039

		77,043,813

Materials 2.9%
A. Schulman, Inc.	183,000	5,607,120
Carpenter Technology Corp.	235,200	7,119,504
Haynes International, Inc.	117,430	4,308,507

See Notes to Schedules of Portfolio Investments.

Hecla Mining Co.	5,261,040	9,943,365

		26,978,496

Utilities 2.8%
ALLETE, Inc.	215,940	10,976,230
Avista Corp.	16,890	597,399
California Water Service Group	217,390	5,058,666
NorthWestern Corp.	172,200	9,341,850

		25,974,145

Total Common Stocks (Cost $853,623,482)		920,950,668

Money Market Fund 1.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.23%(a)	14,481,826	14,481,826

Total Money Market Fund (Cost $14,481,826)		14,481,826

Total Investments (Cost $868,105,308) — 100.2%		935,432,494
Liabilities in Excess of Other Assets — (0.2)%		(2,096,731)

Net Assets — 100.0%		$933,335,763

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 72.1%
RidgeWorth International Equity Fund(a)	59,169	549,684
RidgeWorth Large Cap Growth Stock Fund(a)	262,528	2,559,651
RidgeWorth Large Cap Value Equity Fund(a)	113,290	1,660,827
RidgeWorth Mid-Cap Value Equity Fund(a)	53,816	646,865
RidgeWorth Small Cap Growth Stock Fund(a)	31,439	285,149
RidgeWorth Small Cap Value Equity Fund(b)	25,503	266,766

Total Equity Funds (Cost $4,936,570)		5,968,942

Fixed Income Funds 9.5%
RidgeWorth Seix Core Bond Fund(a)	28	299
RidgeWorth Seix Corporate Bond Fund(b)	2,573	21,147
RidgeWorth Seix Floating Rate High Income Fund(a)	3,248	26,859
RidgeWorth Seix High Income Fund(a)	4,240	24,759
RidgeWorth Seix High Yield Fund(b)	3,233	25,123
RidgeWorth Seix Total Return Bond Fund(a)	61,711	644,882
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	3,844	38,630

Total Fixed Income Funds (Cost $799,631)		781,699

Exchange Traded Funds 17.8%
Consumer Discretionary Select Sector SPDR Fund	525	41,029
Consumer Staples Select Sector SPDR Fund	251	12,673
Energy Select Sector SPDR Fund	188	11,383
Financial Select Sector SPDR Fund	2,161	51,389
Health Care Select Sector SPDR Fund	680	48,994
Industrial Select Sector SPDR Fund	520	27,565
iShares Barclays 20+ Year Treasury Bond Fund	163	19,661
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	78	8,555
iShares Core S&P 500 Fund	53	10,858
iShares Core U.S. Aggregate Bond Fund	561	60,594
iShares Currency Hedged MSCI EAFE Fund	31,864	809,346
iShares Currency Hedged MSCI Emerging Markets Fund	444	8,880
iShares Dow Jones U.S. Real Estate Index Fund	91	6,835
iShares MSCI EAFE Fund	4,450	261,438
iShares MSCI Emerging Markets Index Fund	271	8,723
iShares Russell 2000 Index Fund	16	1,800
Market Vectors Gold Miners Fund	442	6,064
Materials Select Sector SPDR Fund	77	3,343
Technology Select Sector SPDR Fund	1,612	69,042
Utilities Select Sector SPDR Fund	8	346

Total Exchange Traded Funds (Cost $1,415,957)		1,468,518

Money Market Fund 2.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(c)	184,370	184,370

Total Money Market Fund (Cost $184,370)		184,370

Total Investments (Cost $7,336,528) — 101.6%		8,403,529
Liabilities in Excess of Other Assets — (1.6)%		(130,302)

Net Assets — 100.0%		$8,273,227

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 29.9%
RidgeWorth International Equity Fund(a)	193,649	1,799,001
RidgeWorth Large Cap Growth Stock Fund(a)	860,056	8,385,543
RidgeWorth Large Cap Value Equity Fund(a)	370,857	5,436,765
RidgeWorth Mid-Cap Value Equity Fund(a)	176,330	2,119,487
RidgeWorth Small Cap Growth Stock Fund(a)	97,831	887,328
RidgeWorth Small Cap Value Equity Fund(b)	79,669	833,335

Total Equity Funds (Cost $18,889,559)		19,461,459

Fixed Income Funds 48.9%
RidgeWorth Seix Core Bond Fund(a)	783	8,309
RidgeWorth Seix Corporate Bond Fund(b)	122,775	1,009,214
RidgeWorth Seix Floating Rate High Income Fund(a)	157,224	1,300,242
RidgeWorth Seix High Income Fund(a)	199,529	1,165,252
RidgeWorth Seix High Yield Fund(b)	151,836	1,179,765
RidgeWorth Seix Total Return Bond Fund(a)	2,415,937	25,246,539
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	183,262	1,841,778

Total Fixed Income Funds (Cost $32,628,762)		31,751,099

Exchange Traded Funds 20.5%
Consumer Discretionary Select Sector SPDR Fund	1,672	130,667
Consumer Staples Select Sector SPDR Fund	789	39,837
Energy Select Sector SPDR Fund	611	36,996
Financial Select Sector SPDR Fund	6,877	163,535
Health Care Select Sector SPDR Fund	2,172	156,493
Industrial Select Sector SPDR Fund	1,657	87,838
iShares Barclays 20+ Year Treasury Bond Fund	7,820	943,248
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,724	408,448
iShares Core S&P 500 Fund	244	49,988
iShares Core U.S. Aggregate Bond Fund	68,180	7,364,122
iShares Currency Hedged MSCI EAFE Fund	104,299	2,649,195
iShares Currency Hedged MSCI Emerging Markets Fund	1,464	29,280
iShares Dow Jones U.S. Real Estate Index Fund	289	21,707
iShares MSCI EAFE Fund	14,579	856,516
iShares MSCI Emerging Markets Index Fund	871	28,037
iShares Russell 2000 Index Fund	824	92,708
Market Vectors Gold Miners Fund	1,370	18,796
Materials Select Sector SPDR Fund	254	11,029
Technology Select Sector SPDR Fund	5,160	221,003
Utilities Select Sector SPDR Fund	10	433

Total Exchange Traded Funds (Cost $13,177,370)		13,309,876

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(c)	635,150	635,150

Total Money Market Fund (Cost $635,150)		635,150

Total Investments (Cost $65,330,841) — 100.3%		65,157,584
Liabilities in Excess of Other Assets — (0.3)%		(196,886)

Net Assets — 100.0%		$64,960,698

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 62.2%
RidgeWorth International Equity Fund(a)	341,058	3,168,425
RidgeWorth Large Cap Growth Stock Fund(a)	1,513,793	14,759,483
RidgeWorth Large Cap Value Equity Fund(a)	652,655	9,567,927
RidgeWorth Mid-Cap Value Equity Fund(a)	310,186	3,728,431
RidgeWorth Small Cap Growth Stock Fund(a)	171,998	1,560,026
RidgeWorth Small Cap Value Equity Fund(b)	140,184	1,466,321

Total Equity Funds (Cost $29,782,463)		34,250,613

Fixed Income Funds 16.8%
RidgeWorth Seix Core Bond Fund(a)	257	2,729
RidgeWorth Seix Corporate Bond Fund(b)	35,735	293,744
RidgeWorth Seix Floating Rate High Income Fund(a)	45,703	377,966
RidgeWorth Seix High Income Fund(a)	57,827	337,712
RidgeWorth Seix High Yield Fund(b)	44,059	342,340
RidgeWorth Seix Total Return Bond Fund(a)	702,154	7,337,504
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	53,206	534,725

Total Fixed Income Funds (Cost $9,071,568)		9,226,720

Exchange Traded Funds 19.3%
Consumer Discretionary Select Sector SPDR Fund	3,023	236,248
Consumer Staples Select Sector SPDR Fund	1,460	73,715
Energy Select Sector SPDR Fund	1,068	64,667
Financial Select Sector SPDR Fund	12,419	295,324
Health Care Select Sector SPDR Fund	3,885	279,914
Industrial Select Sector SPDR Fund	3,030	160,620
iShares Barclays 20+ Year Treasury Bond Fund	2,270	273,807
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,077	118,125
iShares Core S&P 500 Fund	286	58,593
iShares Core U.S. Aggregate Bond Fund	19,712	2,129,093
iShares Currency Hedged MSCI EAFE Fund	183,626	4,664,101
iShares Currency Hedged MSCI Emerging Markets Fund	2,501	50,020
iShares Dow Jones U.S. Real Estate Index Fund	539	40,484
iShares MSCI EAFE Fund	25,640	1,506,350
iShares MSCI Emerging Markets Index Fund	1,573	50,635
iShares Russell 2000 Index Fund	1,476	166,065
Market Vectors Gold Miners Fund	2,414	33,120
Materials Select Sector SPDR Fund	510	22,144
Technology Select Sector SPDR Fund	9,240	395,749
Utilities Select Sector SPDR Fund	23	996

Total Exchange Traded Funds (Cost $10,300,209)		10,619,770

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(c)	956,772	956,772

Total Money Market Fund (Cost $956,772)		956,772

Total Investments (Cost $50,111,012) — 100.0%		55,053,875
Other Assets in Excess of Liabilities — 0.0%(d)		9,120

Net Assets — 100.0%		$55,062,995

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 46.6%
RidgeWorth International Equity Fund(a)	332,502	3,088,944
RidgeWorth Large Cap Growth Stock Fund(a)	1,475,997	14,390,966
RidgeWorth Large Cap Value Equity Fund(a)	636,441	9,330,230
RidgeWorth Mid-Cap Value Equity Fund(a)	302,699	3,638,447
RidgeWorth Small Cap Growth Stock Fund(a)	171,095	1,551,835
RidgeWorth Small Cap Value Equity Fund(b)	139,146	1,455,466

Total Equity Funds (Cost $27,551,644)		33,455,888

Fixed Income Funds 27.0%
RidgeWorth Seix Core Bond Fund(a)	700	7,431
RidgeWorth Seix Corporate Bond Fund(b)	91,097	748,815
RidgeWorth Seix Floating Rate High Income Fund(a)	117,012	967,691
RidgeWorth Seix High Income Fund(a)	147,977	864,185
RidgeWorth Seix High Yield Fund(b)	112,748	876,052
RidgeWorth Seix Total Return Bond Fund(a)	1,389,860	14,524,034
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	136,126	1,368,064

Total Fixed Income Funds (Cost $18,589,681)		19,356,272

Exchange Traded Funds 25.9%
Consumer Discretionary Select Sector SPDR Fund	2,953	230,777
Consumer Staples Select Sector SPDR Fund	1,465	73,968
Energy Select Sector SPDR Fund	1,055	63,880
Financial Select Sector SPDR Fund	12,254	291,400
Health Care Select Sector SPDR Fund	3,849	277,320
Industrial Select Sector SPDR Fund	2,909	154,206
iShares Barclays 20+ Year Treasury Bond Fund	5,804	700,079
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,757	302,388
iShares Core S&P 500 Fund	294	60,232
iShares Core U.S. Aggregate Bond Fund	89,730	9,691,737
iShares Currency Hedged MSCI EAFE Fund	179,141	4,550,181
iShares Currency Hedged MSCI Emerging Markets Fund	2,558	51,160
iShares Dow Jones U.S. Real Estate Index Fund	501	37,630
iShares MSCI EAFE Fund	25,045	1,471,394
iShares MSCI Emerging Markets Index Fund	1,521	48,961
iShares Russell 2000 Index Fund	958	107,785
Market Vectors Gold Miners Fund	2,560	35,123
Materials Select Sector SPDR Fund	497	21,580
Technology Select Sector SPDR Fund	9,074	388,639
Utilities Select Sector SPDR Fund	17	736

Total Exchange Traded Funds (Cost $18,083,234)		18,559,176

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(c)	606,615	606,615

Total Money Market Fund (Cost $606,615)		606,615

Total Investments (Cost $64,831,174) — 100.3%		71,977,951
Liabilities in Excess of Other Assets — (0.3)%		(186,181)

Net Assets — 100.0%		$71,791,770

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.8%
Credit Card 2.1%
BA Credit Card Trust, Series 2015-A1, Cl A, 0.661%, 06/15/20(a)	2,660,000	2,654,793
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	2,125,000	2,127,412
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.801%, 07/15/22(a)	774,000	767,257

		5,549,462

Other 1.7%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(b)	2,610,275	2,602,283
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	1,047,071	1,077,051
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A2, 2.049%, 07/01/20	685,000	685,968

		4,365,302

Total Asset-Backed Securities (Cost $9,907,909)		9,914,764

Collateralized Mortgage Obligations 6.2%
Commercial Mortgage Backed Securities 6.2%
Federal Home Loan Mortgage Corporation
Series KP02, Cl A2, 2.355%, 04/25/21(a)	3,577,000	3,616,033
Series KS03, Cl A4, 3.161%, 05/25/25	882,000	889,070

		4,505,103

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	980,000	1,007,172
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	1,195,000	1,185,981

		2,193,153

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(b)	1,011,000	1,085,244

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(b)	380,000	387,896

Madison Avenue Trust
Series 2013-650M, Cl B, 4.034%, 10/12/32(a)(b)	1,815,000	1,918,542

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	3,285,000	3,348,689

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 3.947%, 12/13/29(a)(b)	1,125,000	1,173,465

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(b)	510,000	525,430

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.572%, 03/15/44(a)(b)	1,019,000	1,052,428

Total Collateralized Mortgage Obligations (Cost $16,332,657)		16,189,950

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 26.1%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	244,000	231,777
Lockheed Martin Corp., 4.700%, 05/15/46	447,000	457,894

		689,671

Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	1,187,000	1,186,062

Airlines 1.3%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	1,518,702	1,602,230
American Airlines Pass Through Trust, Series 2015-2, 3.600%, 09/22/27	127,000	128,270
Delta Air Lines Pass Through Trust, Series 2015-1, 3.625%, 07/30/27	195,000	197,437
Southwest Airlines Co., 2.650%, 11/05/20	415,000	412,891
Spirit Airlines Pass Through Trust, Series 2015-1, 4.100%, 04/01/28	227,000	223,595
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	862,579	881,987

		3,446,410

Auto Manufacturers 1.4%
Daimler Finance North America LLC, 2.250%, 03/02/20(b)	564,000	551,351
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	464,000	462,284
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	877,000	921,196
General Motors Co., 5.200%, 04/01/45	835,000	783,003
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(b)	314,000	308,086
Volkswagen International Finance, 2.375%, 03/22/17(b)	742,000	738,263

		3,764,183

Auto Parts & Equipment 0.5%
Delphi Automotive PLC, 4.250%, 01/15/26	482,000	484,149
Magna International, Inc., 4.150%, 10/01/25	811,000	825,634

		1,309,783

Banks 5.6%
Bank of America Corp., 1.700%, 08/25/17, MTN	644,000	642,159
Bank of America NA, 1.750%, 06/05/18	498,000	494,798
Citigroup, Inc., 2.500%, 09/26/18	1,039,000	1,048,024
Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22(b)	877,000	876,308
Discover Bank, 3.100%, 06/04/20	831,000	832,886
Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	552,000	551,784
Huntington National Bank (The), 1.300%, 11/20/16	1,072,000	1,071,285
ING Bank NV, 1.800%, 03/16/18(b)	684,000	682,268
JPMorgan Chase & Co., 2.250%, 01/23/20	823,000	809,652
KeyCorp, 2.900%, 09/15/20, MTN	423,000	421,410
Lloyds Bank PLC, 2.700%, 08/17/20	598,000	602,225
Morgan Stanley, 3.950%, 04/23/27	464,000	450,349
Morgan Stanley, 4.300%, 01/27/45	1,458,000	1,391,089
Santander UK Group Holdings PLC, 4.750%, 09/15/25(b)	1,100,000	1,085,488
UBS AG, 2.375%, 08/14/19, MTN	1,238,000	1,236,551
US Bancorp, 3.600%, 09/11/24, MTN	639,000	649,348
US Bancorp, Series I, 5.125%(a)(c)	467,000	469,195
US Bank NA, 1.100%, 01/30/17	1,229,000	1,227,225

		14,542,044

Beverages 0.4%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	1,133,000	1,141,727

Biotechnology 0.4%
Biogen, Inc., 5.200%, 09/15/45	428,000	428,162
Celgene Corp., 4.625%, 05/15/44	288,000	272,041
Celgene Corp., 5.000%, 08/15/45	422,000	423,641

		1,123,844

See Notes to Schedules of Portfolio Investments.

Commercial Services 0.7%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	567,000	573,899
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	310,000	310,116
ERAC USA Finance LLC, 4.500%, 02/15/45(b)	337,000	313,379
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	504,000	552,206

		1,749,600

Computers 0.5%
Apple, Inc., 3.200%, 05/13/25	852,000	862,312
Hewlett Packard Enterprise Co., 6.350%, 10/15/45(b)	438,000	415,812

		1,278,124

Diversified Financial Services 1.8%
Air Lease Corp., 2.625%, 09/04/18	1,276,000	1,261,276
American Express Credit Corp., 2.375%, 03/24/17, MTN	360,000	363,910
General Electric Capital Corp., 3.450%, 05/15/24, MTN	940,000	971,797
Lazard Group LLC, 3.750%, 02/13/25	1,189,000	1,097,030
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	702,000	706,866
TD Ameritrade Holding Corp., 2.950%, 04/01/22	391,000	387,302

		4,788,181

Electric 0.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	220,000	256,552
Dominion Resources, Inc., 1.950%, 08/15/16	322,000	322,811
Exelon Generation Co. LLC, 6.200%, 10/01/17	291,000	310,474

		889,837

Healthcare - Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	211,000	212,880
Medtronic, Inc., 3.500%, 03/15/25	176,000	177,438
Medtronic, Inc., 4.625%, 03/15/45	450,000	464,154

		854,472

Healthcare - Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	405,000	420,604

Insurance 0.6%
ACE INA Holdings, Inc., 4.350%, 11/03/45	270,000	274,356
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	975,000	1,067,383
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	259,000	273,097

		1,614,836

Media 0.7%
CCO Safari II LLC, 6.484%, 10/23/45(b)	436,000	436,715
Comcast Corp., 4.650%, 07/15/42	1,167,000	1,187,539
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	168,000	165,616

		1,789,870

Mining 1.3%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	181,000	179,184
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,098,000	749,366
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	658,000	488,731
Barrick North America Finance LLC, 5.750%, 05/01/43	158,000	114,276
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	338,000	303,796
Newmont Mining Corp., 6.250%, 10/01/39	1,793,000	1,432,358

		3,267,711

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	327,000	327,836
General Electric Co., 4.125%, 10/09/42	240,000	234,429
General Electric Co., 5.250%, 12/06/17	247,000	263,718

		825,983

See Notes to Schedules of Portfolio Investments.

Oil & Gas 1.6%
BP Capital Markets PLC, 2.248%, 11/01/16	471,000	475,067
Ensco PLC, 4.500%, 10/01/24	262,000	180,353
Ensco PLC, 5.200%, 03/15/25(d)	337,000	239,833
Ensco PLC, 5.750%, 10/01/44(d)	637,000	419,905
Exxon Mobil Corp., 1.912%, 03/06/20	625,000	619,776
Marathon Petroleum Corp., 3.625%, 09/15/24	96,000	89,456
Marathon Petroleum Corp., 5.000%, 09/15/54	363,000	290,743
Shell International Finance BV, 3.250%, 05/11/25	737,000	719,293
Woodside Finance Ltd., 3.650%, 03/05/25(b)	642,000	568,625
Woodside Finance Ltd., 4.600%, 05/10/21(b)	590,000	598,127

		4,201,178

Oil & Gas Services 0.8%
FMC Technologies, Inc., 3.450%, 10/01/22	185,000	162,136
Schlumberger Holdings Corp., 3.000%, 12/21/20(b)	515,000	508,347
Schlumberger Holdings Corp., 4.000%, 12/21/25(b)	1,008,000	994,673
Schlumberger Investment SA, 3.300%, 09/14/21(b)	442,000	441,927

		2,107,083

Pharmaceuticals 0.4%
AbbVie, Inc., 3.600%, 05/14/25	569,000	561,566
Express Scripts Holding Co., 2.650%, 02/15/17	358,000	361,516
Novartis Securities Investment Ltd., 5.125%, 02/10/19	215,000	235,721

		1,158,803

Pipelines 0.7%
Boardwalk Pipelines LP, 4.950%, 12/15/24	147,000	127,821
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(b)	414,000	363,443
Enterprise Products Operating LLC, 3.350%, 03/15/23	88,000	79,575
Enterprise Products Operating LLC, 4.850%, 03/15/44	198,000	160,307
Phillips 66 Partners LP, 3.605%, 02/15/25	105,000	90,325
Phillips 66 Partners LP, 4.680%, 02/15/45	131,000	96,842
Western Gas Partners LP, 3.950%, 06/01/25	576,000	483,398
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	439,000	355,882

		1,757,593

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	361,000	352,846
American Tower Corp., 5.000%, 02/15/24	711,000	752,606
Digital Realty Trust LP, 3.950%, 07/01/22	730,000	724,891

		1,830,343

Retail 0.8%
CVS Health Corp., 5.125%, 07/20/45	375,000	395,037
Home Depot, Inc. (The), 2.625%, 06/01/22	364,000	363,619
Kohl’s Corp., 5.550%, 07/17/45	260,000	241,981
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,133,000	1,128,271

		2,128,908

Semiconductors 1.3%
Analog Devices, Inc., 5.300%, 12/15/45	933,000	961,204
Intel Corp., 1.950%, 10/01/16	380,000	382,371
Intel Corp., 4.900%, 07/29/45	366,000	386,848
TSMC Global Ltd., 1.625%, 04/03/18(b)	1,673,000	1,639,749

		3,370,172

Software 0.7%
Fidelity National Information Services, Inc., 4.500%, 10/15/22	494,000	502,834
Oracle Corp., 1.200%, 10/15/17	272,000	272,144
Oracle Corp., 2.375%, 01/15/19	305,000	309,710
Oracle Corp., 4.125%, 05/15/45	810,000	768,030

		1,852,718

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 1.6%
AT&T, Inc., 2.375%, 11/27/18	532,000	535,625
AT&T, Inc., 4.350%, 06/15/45	208,000	177,938
AT&T, Inc., 4.750%, 05/15/46	400,000	366,238
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	956,000	938,233
Cisco Systems, Inc., 2.125%, 03/01/19	460,000	463,948
Cisco Systems, Inc., 5.500%, 02/22/16	467,000	469,977
Crown Castle Towers LLC, 3.222%, 05/15/22(b)	675,000	665,996
Verizon Communications, Inc., 5.012%, 08/21/54	615,000	563,088

		4,181,043

Transportation 0.4%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,005,000	970,184

Total Corporate Bonds (Cost $69,426,164)		68,240,967

U.S. Government Agency Mortgages 27.8%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	984,181	1,029,185
Pool #C91768, 3.500%, 07/01/34	2,080,067	2,174,678
Pool #G01779, 5.000%, 04/01/35	161,562	178,163
Pool #G01837, 5.000%, 07/01/35	626,930	690,810
Pool #G01838, 5.000%, 07/01/35	35,785	39,483
Pool #G03296, 6.000%, 09/01/37	378,026	433,991
Pool #G05326, 5.000%, 02/01/38	159,671	175,725
Pool #G04337, 5.500%, 04/01/38	44,687	49,787
Pool #G08347, 4.500%, 06/01/39	176,542	190,442
Pool #G08353, 4.500%, 07/01/39	224,980	242,690
Pool #G06079, 6.000%, 07/01/39	74,239	83,738
Pool #A89384, 4.000%, 10/01/39	74,985	79,457
Pool #A89148, 4.000%, 10/01/39	400,417	424,297
Pool #G08372, 4.500%, 11/01/39	667,333	719,781
Pool #A93101, 5.000%, 07/01/40	80,827	88,758
Pool #G06061, 4.000%, 10/01/40	578,958	614,228
Pool #A95085, 4.000%, 11/01/40	396,925	420,632
Pool #A95796, 4.000%, 12/01/40	243,262	257,780
Pool #A95822, 4.000%, 12/01/40	635,106	675,032
Pool #A97047, 4.500%, 02/01/41	61,016	65,820
Pool #G08499, 3.000%, 07/01/42	147,164	147,263
Pool #849167, 2.957%, 10/01/43(a)	894,609	916,398
Pool #G60019, 4.500%, 03/01/44	1,996,889	2,160,304
Pool #Q29416, 4.000%, 11/01/44	301,188	319,027
Pool #Q31066, 4.000%, 02/01/45	222,209	235,657
Pool #Q31645, 4.000%, 02/01/45	178,879	189,474

		12,602,600

Federal National Mortgage Association
Pool #AN0010, 2.360%, 09/01/20	1,247,376	1,260,434
Pool #AM6855, 3.150%, 11/01/24	90,000	91,155
Pool #AM6979, 3.310%, 11/01/24	378,000	387,541
Pool #AM7981, 2.980%, 02/01/25	739,992	742,150
Pool #AM8927, 2.600%, 07/01/25	886,000	863,050
Pool #AN0081, 3.110%, 10/01/25	949,665	958,617
Pool #AN0307, 3.370%, 11/01/25	244,667	251,858
Pool #AN0432, 2.970%, 12/01/25	520,000	517,692
Pool #AN0818, 3.050%, 01/01/26(e)	207,000	206,805
Pool #AN0632, 3.210%, 01/01/26(e)	1,550,000	1,543,103
Pool #AP9592, 3.500%, 10/01/32	1,019,087	1,065,499
Pool #MA1630, 4.000%, 10/01/33	354,593	379,326
Pool #MA1763, 3.500%, 01/01/34	967,637	1,011,262

See Notes to Schedules of Portfolio Investments.

Pool #190370, 6.000%, 06/01/36	322,941	365,438
Pool #890248, 6.000%, 08/01/37	96,600	110,051
Pool #889529, 6.000%, 03/01/38	105,321	119,716
Pool #AE0814, 6.000%, 09/01/39	1,653,024	1,868,031
Pool #AC2817, 4.000%, 10/01/39	103,604	109,669
Pool #AX3605, 3.500%, 01/01/40	383,245	396,823
Pool #932441, 4.000%, 01/01/40	976,047	1,033,182
Pool #AC9564, 4.500%, 02/01/40	265,038	289,509
Pool #AL7497, 3.500%, 09/01/40	6,692,539	6,929,333
Pool #AD9725, 3.500%, 10/01/40	211,463	218,675
Pool #AE3860, 5.000%, 10/01/40	1,637,693	1,814,385
Pool #AE4414, 4.000%, 11/01/40	590,887	626,885
Pool #AE5143, 4.000%, 11/01/40	81,635	86,618
Pool #AE9284, 4.000%, 11/01/40	150,911	160,024
Pool #AB2071, 3.500%, 01/01/41	97,353	100,681
Pool #MA0639, 4.000%, 02/01/41	271,393	287,882
Pool #AL0215, 4.500%, 04/01/41	923,249	999,122
Pool #AB3274, 4.500%, 07/01/41	468,749	508,283
Pool #AB3865, 3.500%, 11/01/41	197,952	204,935
Pool #AT8263, 3.500%, 01/01/42	23,273	24,054
Pool #AW8154, 3.500%, 01/01/42	4,498,147	4,652,425
Pool #MA1044, 3.000%, 04/01/42	622,922	625,515
Pool #AB5188, 3.500%, 05/01/42	1,115,627	1,154,538
Pool #AP7874, 3.500%, 10/01/42	331,251	342,301
Pool #AT2016, 3.000%, 04/01/43	691,005	692,529
Pool #AT2721, 3.000%, 05/01/43	127,796	128,132
Pool #AL3657, 3.500%, 06/01/43	687,839	712,442
Pool #AL6223, 4.500%, 08/01/44	952,782	1,029,316
Pool #AL7378, 3.000%, 11/01/44(e)	2,368,353	2,376,052
Pool #AY2685, 4.500%, 01/01/45	140,477	152,685
Pool #AX8835, 2.801%, 02/01/45(a)	662,929	673,657
Pool #AZ7723, 4.500%, 10/01/45	230,433	250,048

		38,321,428

Government National Mortgage Association
Pool #MA0321, 5.000%, 08/20/42	101,655	111,021
Pool #666413, 4.000%, 09/15/43	279,798	300,095
Pool #MA2681, 5.000%, 03/20/45	456,973	497,274
Pool #AM2789, 3.500%, 04/15/45	394,654	411,304
Pool #AM8201, 4.000%, 05/15/45	158,397	169,373
Pool #AM0226, 4.000%, 05/15/45	2,870,295	3,052,531
Pool #AM9875, 4.000%, 06/15/45	461,855	492,520
Pool #AN7421, 4.000%, 06/15/45	265,799	283,758
Pool #AM9902, 4.000%, 06/15/45	608,132	646,149
Pool #AM7092, 4.500%, 06/15/45	422,304	456,684
Pool #626960, 3.500%, 07/15/45	1,552,682	1,625,059
Pool #AN5745, 4.000%, 07/15/45	943,540	1,006,301
Pool #AN5746, 4.000%, 07/15/45	807,529	859,994
Pool #AN5781, 4.000%, 07/15/45	511,510	544,724
Pool #AN5764, 4.000%, 07/15/45	385,203	410,863
Pool #AN5766, 4.000%, 07/15/45	423,320	450,861
Pool #AO3498, 4.000%, 07/15/45	326,184	347,163
Pool #AO3526, 4.000%, 07/15/45	189,656	201,994
Pool #AO3527, 4.000%, 07/15/45	180,763	192,525
Pool #AM8631, 4.000%, 07/15/45	676,307	719,318
Pool #AN6811, 4.000%, 07/15/45	197,566	210,128
Pool #AN9115, 4.000%, 07/15/45	131,983	140,396
Pool #AO0509, 3.500%, 08/15/45	1,013,826	1,058,026
Pool #626970, 3.500%, 08/15/45	610,053	638,508
Pool #AO3608, 4.000%, 08/15/45	1,968,405	2,096,591

See Notes to Schedules of Portfolio Investments.

Pool #AM9022, 4.000%, 08/15/45	196,924	209,452
Pool #AM9046, 4.500%, 08/15/45	2,789,359	3,018,621
Pool #AB5970, 4.000%, 10/15/45	449,719	480,615
Pool #AB5975, 4.000%, 11/15/45	905,599	968,026

		21,599,874

Total U.S. Government Agency Mortgages (Cost $72,181,434)		72,523,902

U.S. Treasury Obligations 34.5%
U.S. Treasury Bond 4.8%
2.875%, 08/15/45	12,831,000	12,461,608

U.S. Treasury Notes 29.7%
0.375%, 02/15/16(f)	34,614,000	34,614,000
1.250%, 10/31/18	13,389,000	13,370,175
1.375%, 02/29/20	2,403,000	2,375,404
2.250%, 11/15/25	27,406,000	27,344,967

		77,704,546

Total U.S. Treasury Obligations (Cost $90,176,865)		90,166,154

Foreign Government Bond 0.2%
Sovereign 0.2%
Mexico Government International Bond, 5.550%, 01/21/45	396,000	405,900

Total Foreign Government Bond (Cost $404,993)		405,900

Money Market Funds 3.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(g)	9,092,156	9,092,156
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(g)(h)	532,098	532,098

Total Money Market Funds (Cost $9,624,254)		9,624,254

Total Investments (Cost $268,054,276) — 102.3%		267,065,891
Liabilities in Excess of Other Assets — (2.3)%		(5,954,052)

Net Assets — 100.0%		$261,111,839

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.5% of net assets as of December 31, 2015.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $510,101.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 97.3%
Aerospace/Defense 1.1%
L-3 Communications Corp., 3.950%, 05/28/24	71,000	67,443
Lockheed Martin Corp., 4.700%, 05/15/46	124,000	127,022

		194,465

Agriculture 1.4%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	250,000	249,803

Airlines 5.3%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	248,199	261,850
American Airlines Pass Through Trust, Series 2015-2, 3.600%, 09/22/27	128,000	129,280
Delta Air Lines Pass Through Trust, Series 2015-1, 3.625%, 07/30/27	68,000	68,850
Southwest Airlines Co., 2.650%, 11/05/20	117,000	116,406
Spirit Airlines Pass Through Trust, Series 2015-1, 4.100%, 04/01/28	188,000	185,180
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	150,393	153,777

		915,343

Auto Manufacturers 4.2%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	387,000	406,503
General Motors Co., 5.200%, 04/01/45	235,000	220,366
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(a)	100,000	98,116

		724,985

Auto Parts & Equipment 3.1%
Delphi Automotive PLC, 4.250%, 01/15/26	128,000	128,571
Lear Corp., 4.750%, 01/15/23	135,000	135,675
Magna International, Inc., 4.150%, 10/01/25	270,000	274,872

		539,118

Banks 11.3%
Bank of America Corp., 1.700%, 08/25/17, MTN	193,000	192,448
ING Bank NV, 1.800%, 03/16/18(a)	200,000	199,494
JPMorgan Chase & Co., 2.250%, 01/23/20	224,000	220,367
KeyCorp, 2.900%, 09/15/20, MTN	138,000	137,481
Lloyds Banking Group PLC, 5.300%, 12/01/45(a)	200,000	202,954
Morgan Stanley, 2.650%, 01/27/20	209,000	208,432
Morgan Stanley, 3.950%, 04/23/27	181,000	175,675
Santander UK Group Holdings PLC, 4.750%, 09/15/25(a)	290,000	286,174
US Bancorp, 3.600%, 09/11/24, MTN	198,000	201,206
US Bancorp, Series I, 5.125%(b)(c)	130,000	130,611

		1,954,842

Beverages 2.3%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	392,000	395,020

Biotechnology 1.5%
Biogen, Inc., 5.200%, 09/15/45	124,000	124,047
Celgene Corp., 4.625%, 05/15/44	67,000	63,288
Celgene Corp., 5.000%, 08/15/45	69,000	69,268

		256,603

See Notes to Schedules of Portfolio Investments.

Commercial Services 5.1%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	215,000	217,616
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	353,000	355,289
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	72,000	66,953
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	221,000	242,138

		881,996

Computers 2.0%
Apple, Inc., 3.200%, 05/13/25	230,000	232,784
Hewlett Packard Enterprise Co., 6.350%, 10/15/45(a)	116,000	110,123

		342,907

Diversified Financial Services 7.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17	245,000	243,469
Air Lease Corp., 2.625%, 09/04/18	348,000	343,985
General Electric Capital Corp., 3.450%, 05/15/24, MTN	253,000	261,558
Lazard Group LLC, 3.750%, 02/13/25	401,000	369,982
TD Ameritrade Holding Corp., 2.950%, 04/01/22	115,000	113,912

		1,332,906

Electric 2.6%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	91,000	106,119
Exelon Generation Co. LLC, 6.200%, 10/01/17	149,000	158,971
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	184,000	185,294

		450,384

Food 1.0%
Wesfarmers Ltd., 1.874%, 03/20/18(a)	171,000	169,734

Healthcare - Products 1.4%
Becton Dickinson and Co., 4.685%, 12/15/44	57,000	57,508
Medtronic, Inc., 3.500%, 03/15/25	56,000	56,458
Medtronic, Inc., 4.625%, 03/15/45	128,000	132,026

		245,992

Healthcare - Services 2.4%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	416,000	418,172

Insurance 1.0%
ACE INA Holdings, Inc., 4.350%, 11/03/45	76,000	77,226
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	92,000	97,008

		174,234

Media 1.6%
CCO Safari II LLC, 6.484%, 10/23/45(a)	138,000	138,226
Comcast Corp., 4.650%, 07/15/42	92,000	93,619
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	54,000	53,234

		285,079

Mining 3.3%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	119,000	81,216
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	219,000	162,663
Barrick North America Finance LLC, 5.750%, 05/01/43	99,000	71,603
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	118,000	106,059
Newmont Mining Corp., 6.250%, 10/01/39	178,000	142,197

		563,738

Miscellaneous Manufacturer 1.6%
General Electric Co., 4.125%, 10/09/42	112,000	109,400
General Electric Co., 5.250%, 12/06/17	158,000	168,694

		278,094

See Notes to Schedules of Portfolio Investments.

Oil & Gas 7.1%
Ensco PLC, 4.500%, 10/01/24	143,000	98,437
Ensco PLC, 5.200%, 03/15/25(d)	107,000	76,149
Ensco PLC, 5.750%, 10/01/44	125,000	82,399
Exxon Mobil Corp., 1.912%, 03/06/20	183,000	181,470
Marathon Petroleum Corp., 3.625%, 09/15/24	27,000	25,160
Marathon Petroleum Corp., 5.000%, 09/15/54	211,000	168,999
Shell International Finance BV, 3.250%, 05/11/25	244,000	238,138
Woodside Finance Ltd., 3.650%, 03/05/25(a)	96,000	85,028
Woodside Finance Ltd., 4.600%, 05/10/21(a)	277,000	280,815

		1,236,595

Oil & Gas Services 2.6%
FMC Technologies, Inc., 3.450%, 10/01/22	49,000	42,944
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	142,000	140,165
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	278,000	274,325

		457,434

Pharmaceuticals 2.7%
AbbVie, Inc., 3.600%, 05/14/25	188,000	185,544
Express Scripts Holding Co., 2.650%, 02/15/17	275,000	277,701

		463,245

Pipelines 4.5%
Boardwalk Pipelines LP, 4.950%, 12/15/24	46,000	39,998
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(a)	134,000	117,636
Enterprise Products Operating LLC, 3.350%, 03/15/23	25,000	22,606
Enterprise Products Operating LLC, 4.850%, 03/15/44	74,000	59,913
NuStar Logistics LP, 4.800%, 09/01/20	300,000	270,000
Phillips 66 Partners LP, 3.605%, 02/15/25	30,000	25,807
Phillips 66 Partners LP, 4.680%, 02/15/45	26,000	19,221
Western Gas Partners LP, 3.950%, 06/01/25	193,000	161,972
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	80,000	64,853

		782,006

Real Estate Investment Trust 3.6%
American Tower Corp., 3.500%, 01/31/23	190,000	185,709
American Tower Corp., 5.000%, 02/15/24	215,000	227,581
Digital Realty Trust LP, 3.950%, 07/01/22	220,000	218,460

		631,750

Retail 3.9%
CVS Health Corp., 5.125%, 07/20/45	110,000	115,877
Home Depot, Inc. (The), 2.625%, 06/01/22	122,000	121,872
Kohl’s Corp., 5.550%, 07/17/45	83,000	77,248
Wal-Mart Stores, Inc., 1.950%, 12/15/18	349,000	354,175

		669,172

Semiconductors 3.4%
Analog Devices, Inc., 5.300%, 12/15/45	256,000	263,738
Intel Corp., 4.900%, 07/29/45	114,000	120,494
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	196,025

		580,257

Software 2.4%
Fidelity National Information Services, Inc., 4.500%, 10/15/22	155,000	157,772
Microsoft Corp., 2.000%, 11/03/20	118,000	118,033
Oracle Corp., 4.125%, 05/15/45	142,000	134,642

		410,447

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 6.2%
AT&T, Inc., 2.375%, 11/27/18	210,000	211,431
AT&T, Inc., 4.350%, 06/15/45	37,000	31,653
AT&T, Inc., 4.750%, 05/15/46	165,000	151,073
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	254,000	249,279
Cisco Systems, Inc., 2.125%, 03/01/19	150,000	151,288
Verizon Communications, Inc., 5.012%, 08/21/54	300,000	274,677

		1,069,401

Transportation 1.0%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	184,000	177,626

Total Corporate Bonds (Cost $17,395,156)		16,851,348

Money Market Funds 2.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(e)	306,573	306,573
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(e)(f)	79,448	79,448

Total Money Market Funds (Cost $386,021)		386,021

Total Investments (Cost $17,781,177) — 99.5%		17,237,369
Other Assets in Excess of Liabilities — 0.5%		83,512

Net Assets — 100.0%		$17,320,881

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 26.5% of net assets as of December 31, 2015.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $76,149.
(e)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 94.1%
Aerospace 3.3%
Air Canada, 2015 Term Loan B, 4.000%, 09/26/19(a)(b)	13,248,959	13,188,279
AM General LLC, Term Loan B, 10.250%, 03/22/18(b)(c)	15,424,286	12,493,671
American Airlines, Inc., New Term Loan, 3.250%, 06/26/20(a)(b)	8,004,066	7,870,238
BE Aerospace, Inc., 2014 Term Loan B, 4.000%, 12/16/21(a)(b)	10,329,382	10,306,141
Computer Sciences Government Services, Inc., Term Loan B, 3.750%, 11/28/22(a)(b)	13,975,000	13,913,929
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.250%, 07/07/22(a)(b)	2,698,238	2,679,350
TASC, Inc., 2014 Term Loan B, 7.000%, 05/30/20(a)(b)	16,301,012	16,015,744
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	8,960,000	9,116,800
Transdigm, Inc., 2015 Term Loan E, 3.500%, 05/14/22(a)(b)	24,389,394	23,570,642
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	22,333,849	21,753,839
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(a)(b)	8,899,475	8,654,739
US Airways Group, Inc., New Term Loan B1, 3.500%, 05/23/19(a)(b)	12,650,608	12,497,789
WP CPP Holdings, LLC, Term Loan B3, 4.500%, 12/28/19(a)(b)	6,671,222	6,170,881
WP CPP Holdings, LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)	1,413,475	1,272,127

		159,504,169

Broadcasting 4.2%
Block Communications, Inc., 2015 Term Loan B, 4.000%, 11/07/21(a)(b)	3,900,625	3,856,743
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	8,810,805	6,637,443
iHeartCommunications, Inc., Term Loan D, 7.174%, 01/30/19(a)(b)(d)	36,585,459	25,531,528
iHeartCommunications, Inc., USD Extended Term Loan E, 7.924%, 07/30/19(a)(b)(d)	85,742,285	59,762,373
Media General, Inc., Term Loan B, 4.000%, 07/31/20(a)(b)	14,618,882	14,404,131
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	2,659,820	2,608,832
Tribune Media Co., Term Loan, 3.750%, 12/27/20(a)(b)	33,537,040	32,981,667
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(a)(b)	35,116,198	34,301,151
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	25,529,185	24,942,013

		205,025,881

Cable/Wireless Video 7.4%
CCO Safari III, LLC, Term Loan H, 3.250%, 08/24/21(a)(b)	8,760,000	8,673,977
CCO Safari III, LLC, Term Loan I, 3.500%, 01/24/23(a)(b)	10,880,000	10,857,370
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	25,503,140	24,998,433
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(b)	3,861,918	3,779,852
CSC Holdings, Inc., New Term Loan B, 2.924%, 04/17/20(a)(b)	25,018,721	24,909,389
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	35,278,549	33,287,780
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	13,560,000	13,102,350
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	5,945,000	5,588,300
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	12,277,574	12,039,757
MCC Iowa LLC, Term Loan J, 3.750%, 06/30/21(a)(b)	1,763,150	1,740,564
Neptune Finco Corp., 2015 Term Loan B, 5.000%, 10/09/22(a)(b)	17,935,000	17,884,603
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	32,192,292	31,095,823
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	5,726,632	5,613,875
Virgin Media Investment Holdings Ltd., USD Term Loan F, 3.500%, 06/30/23(a)(b)	41,273,621	40,364,363
WideOpenWest Finance LLC, Term Loan B1, 3.750%, 07/17/17(a)(b)	738,112	714,736
WideOpenWest Finance LLC, 2015 Term Loan B, 4.500%, 04/01/19(a)(b)	3,047,324	2,932,105
Ziggo Financing Partnership, USD Term Loan B1, 3.500%, 01/15/22(a)(b)	46,404,600	45,005,965
Ziggo Financing Partnership, USD Term Loan B2A, 3.500%, 01/15/22(a)(b)	29,904,000	29,002,693
Ziggo Financing Partnership, USD Term Loan B3, 3.500%, 01/15/22(a)(b)	49,181,400	47,699,073

		359,291,008

See Notes to Schedules of Portfolio Investments.

Chemicals 3.4%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(a)(b)	10,211,743	10,102,580
Chemours Company(The), Term Loan B, 3.750%, 05/12/22(a)(b)	10,049,500	9,178,510
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	14,086,857	13,893,163
Ineos Group Holdings S.A., US 2020 Term Loan, 3.750%, 12/15/20(a)(b)	59,234,286	56,716,828
Ineos US Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	8,518,204	8,281,569
Ineos US Finance LLC, 2015 USD Term Loan, 4.250%, 03/31/22(a)(b)	5,185,793	4,991,325
MacDermid, Inc., USD 1st Lien Term Loan, 5.500%, 06/07/20(a)(b)	11,307,850	10,933,333
MacDermid, Inc., USD Term Loan B3, 5.500%, 06/07/20(a)(b)	8,064,788	7,808,730
Minerals Technologies, Inc., 2015 Term Loan B, 3.750%-5.500%, 05/09/21(a)(b)	8,281,160	8,239,755
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(a)(b)	3,580,000	3,535,250
Styrolution US Holding LLC, USD Term Loan B, 6.500%, 11/07/19(a)(b)	23,453,100	23,257,736
Univar Inc., 2015 Term Loan, 4.250%, 07/01/22(a)(b)	8,927,625	8,623,818

		165,562,597

Consumer Durables 0.1%
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	5,804,295	5,702,720

Consumer Non-Durables 0.9%
Coty Inc., USD Term Loan B, 3.750%, 10/27/22(a)(b)	3,191,667	3,161,761
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	8,972,244	7,686,253
Galleria Co., USD Term Loan B, 10/22/22(a)(e)(f)	8,128,333	8,052,171
Party City Holdings Inc., 2015 Term Loan B, 4.250%, 08/19/22(a)(b)	7,915,163	7,672,800
Spectrum Brands, Inc., USD Term Loan, 3.500%, 06/23/22(a)(b)	6,347,139	6,319,021
Varsity Brands, Inc., 1st Lien Term Loan, 5.000%, 12/11/21(a)(b)	8,892,544	8,796,238

		41,688,244

Diversified Media 7.0%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	7,756,107	7,099,630
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	5,177,969	4,996,740
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(a)(b)	10,506,677	9,289,689
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	15,875,402	15,002,255
Eden Bidco Ltd., USD Term Loan B, 6.000%, 04/28/22(a)(b)	5,582,790	5,533,941
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	6,189,907	6,066,109
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.857%, 06/30/17(a)(b)	30,020,315	28,969,604
Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 08/04/19(a)(b)	32,111,694	30,586,389
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)(d)	95,133,525	91,882,812
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	4,083,933	4,043,094
Lions Gate Entertainment Corp., 2015 2nd Lien Term Loan, 5.000%, 03/17/22(a)(b)	14,085,000	13,944,150
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/16/20(a)(b)	9,512,045	9,467,433
McGraw-Hill Global Education Holdings, LLC, 2015 Term Loan B, 4.750%, 03/22/19(a)(b)	3,577,798	3,491,322
Merrill Communications, LLC, 2015 Term Loan, 6.250%, 06/01/22(a)(b)	8,707,612	7,401,470
Quincy Newspapers, Inc., Term Loan B, 5.500%, 10/13/22(a)(b)	6,075,600	5,979,423
Regal Cinemas Corp., 2015 Term Loan, 3.750%-3.833%, 04/01/22(a)(b)	8,353,025	8,317,190
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	7,722,388	7,297,656
TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 06/26/20(a)(b)	9,590,000	9,551,065
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.250%, 05/06/21(a)(b)	52,336,229	51,338,701
William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	8,855,000	7,703,850
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	13,753,924	12,991,681

		340,954,204

See Notes to Schedules of Portfolio Investments.

Energy 5.2%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	17,836,734	17,747,550
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	7,471,851	4,258,955
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(b)(c)	9,480,000	6,320,032
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)	42,498,965	42,109,250
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	38,922,576	15,423,071
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	20,762,698	18,478,801
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	62,865,000	56,129,644
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	1,793,964	1,385,837
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(b)(c)	15,936,000	4,414,272
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(b)(c)	4,638,989	4,592,599
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	18,430,961	10,782,112
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/15/20(a)(b)	6,175,455	4,492,644
Offshore Group Investment Ltd., New Term Loan B, 6.500%, 10/25/17(b)(c)(f)	16,590,271	3,334,644
Offshore Group Investment Ltd., Term Loan B, 7.000%, 03/28/19(b)(c)(f)	3,769,586	757,046
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(b)(c)	1,305,906	757,425
Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 03/19/21(a)(b)	6,986,102	4,841,368
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,754,348	13,869,087
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(a)(b)	3,270,777	2,755,630
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	28,977,353	11,977,210
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(b)(c)	248,199	140,853
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(b)(c)	4,784,151	2,715,006
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(b)(c)	665,510	377,677
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	4,383,250	2,396,191
Stonewall Gas Gathering LLC, Term Loan B, 8.750%, 01/28/22(a)(b)	9,953,519	9,878,868
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	56,810,000	5,965,050
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	10,037,924	9,686,597

		255,587,419

Financial 1.0%
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	3,225,400	3,201,210
Duff & Phelps Investment Management Company, 2015 2nd Lien Term Loan, 9.500%, 08/13/21(a)(b)	2,690,000	2,622,750
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	6,527,688	6,277,482
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	3,839,930	3,820,730
RCS Capital Corp., 1st Lien Term Loan, 7.500%, 04/29/19(b)(c)	11,790,438	9,786,063
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	6,162,074	6,061,940
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	12,296,889	11,875,721
Victory Capital Management, Inc., Term Loan B, 7.000%, 10/31/21(a)(b)	5,789,063	5,586,445

		49,232,341

Food and Drug 1.2%
Albertsons, LLC, Term Loan B3, 5.125%, 08/25/19(a)(b)	7,281,313	7,198,524
Albertsons, LLC, Term Loan B2, 5.500%, 03/21/19(a)(b)	28,308,353	28,188,043
Albertsons, LLC, Term Loan B4, 5.500%, 08/25/21(a)(b)	2,615,238	2,590,079
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	11,350,000	11,310,956
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	8,216,596	8,095,073

		57,382,675

Food/Tobacco 1.2%
1011778 B.C. Unlimited Liability Company, Term Loan B2, 3.750%, 12/12/21(a)(b)	29,382,405	29,088,581
Hostess Brands, LLC, 1st Lien Term Loan, 4.500%, 08/03/22(a)(b)	5,221,913	5,189,275
JBS USA, LLC, Incremental Term Loan, 3.750%, 09/18/20(a)(b)	10,928,450	10,709,881
JBS USA, LLC, 2015 Term Loan B, 4.000%, 10/30/22(a)(b)	6,595,000	6,570,269
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	5,338,232	5,303,213

		56,861,219

Forest Prod/Containers 2.0%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(a)(b)	7,226,287	7,088,988
Berry Plastics Holding Corporation, Term Loan D, 3.500%, 02/08/20(a)(b)(d)	58,506,341	57,296,430
Caraustar Industries, Inc., Term Loan B, 8.000%, 05/01/19(a)(b)	9,335,332	9,276,986
Mauser US Corporate, LLC, USD 2nd Lien Term Loan, 8.750%, 07/31/22(a)(b)	3,610,000	3,164,779
Onex Wizard US Acquisition, Inc., USD Term Loan, 4.250%, 03/13/22(a)(b)	3,930,300	3,862,149

See Notes to Schedules of Portfolio Investments.

Owens-Illinois Inc., Term Loan B, 3.500%, 08/06/22(a)(b)	3,526,163	3,506,346
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.500%, 12/01/18(a)(b)	3,978,043	3,934,125
Signode Industrial Group US, Inc., USD Term Loan B, 3.750%, 05/01/21(a)(b)	8,786,850	8,457,343

		96,587,146

Gaming/Leisure 8.2%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	17,510,119	16,371,961
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,716,925	9,538,814
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	5,509,043	5,473,620
Caesars Entertainment Operating Co., Term Loan B4, 10/31/16(a)(b)(g)	4,726,001	4,259,308
Caesars Entertainment Operating Co., Term Loan B7, 03/01/17(a)(b)(g)	18,571,675	15,379,761
Caesars Entertainment Operating Company, Extended Term Loan B6, 03/01/17(a)(b)(g)	78,576,845	69,461,931
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(a)(b)	46,060,222	41,713,518
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	9,910,200	9,773,935
Diamond Resorts Corp., Incremental Term Loan, 5.500%, 05/09/21(a)(b)	4,355,000	4,267,900
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	15,118,237	14,815,872
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/20(a)(b)	7,111,600	7,010,829
Global Cash Access, LLC, New Term Loan B, 6.250%, 12/18/20(a)(b)	8,697,500	8,045,187
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)	102,208,795	101,921,588
La Quinta Intermediate Holdings LLC, Term Loan B, 3.750%, 04/14/21(a)(b)	15,144,585	14,728,109
LTF Merger Sub, Inc., Term Loan B, 4.250%, 06/10/22(a)(b)	3,315,245	3,226,165
MGM Resorts International, Term Loan A, 12/20/17(a)(e)(f)	2,294,407	2,278,644
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)(e)	16,577,275	16,328,616
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 06/15/18(a)(b)	8,619,309	8,413,049
NCL Corp. Ltd., Term Loan B, 4.000%, 11/19/21(a)(b)	3,786,750	3,769,407
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/09/19(a)(b)	6,075,163	5,877,720
Scientific Games International, Inc., 2014 Term Loan B1, 6.000%, 10/18/20(a)(b)	43,102,229	39,330,784

		401,986,718

Healthcare 6.5%
Alere, Inc., 2015 Term Loan A, 3.430%, 06/03/20(a)(b)	6,505,721	6,408,135
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.500%, 07/21/21(a)(b)	4,374,038	4,330,297
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(a)(b)	1,979,950	1,549,311
Community Health Care Systems, Inc., New Term Loan A, 2.657%, 01/22/19(a)(b)	8,500,000	8,330,000
Community Health Systems, Inc., Term Loan F, 3.657%, 12/31/18(a)(b)	28,966,828	28,520,159
Community Health Systems, Inc., Term Loan G, 3.750%, 12/31/19(a)(b)	14,904,502	14,504,018
Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21(a)(b)	13,879,839	13,641,938
Convatec, Inc., USD Term Loan, 4.250%, 06/15/20(a)(b)	9,790,800	9,601,152
DPx Holdings B.V., 2014 USD Incremental Term Loan, 4.250%, 03/11/21(a)(b)	14,870,258	14,312,624
Emdeon Business Services LLC, Term Loan B2, 3.750%, 11/02/18(a)(b)	6,098,645	5,976,672
Endo Luxembourg Finance Co. I S.A R.L., 2015 Term Loan B, 3.750%, 09/26/22(a)(b)	22,285,000	21,960,085
eResearchTechnology, Inc., Term Loan B, 5.500%, 05/08/22(a)(b)	5,303,350	5,188,426
Genoa, a QoL Healthcare Company, LLC, 2nd Lien Term Loan, 8.750%, 04/30/23(a)(b)	945,000	874,125
Greatbatch Ltd., Term Loan B, 5.250%, 10/27/22(a)(b)	9,330,000	9,225,038
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.424%, 02/27/21(a)(b)	16,330,420	16,158,950
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(a)(b)	5,592,358	5,541,076
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	5,973,915	5,824,567
Indivior Finance S.a.r.l., USD Term Loan B, 7.000%, 12/19/19(a)(b)	9,685,950	9,040,188
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	11,200,000	11,130,000
Kindred Healthcare, Inc., New Term Loan, 4.250%, 04/09/21(a)(b)	8,662,060	8,337,233
Kinetic Concepts, Inc., USD Term Loan E1, 4.500%, 05/04/18(a)(b)	4,810,909	4,622,466
MedImpact Healthcare Systems, Inc., Term Loan, 5.750%, 10/27/22(a)(b)	8,606,063	8,476,972
MPH Acquisition Holdings LLC, Term Loan, 3.750%, 03/31/21(a)(b)(e)	25,549,062	24,825,257
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	12,280,936	12,127,424
P2 Newco Acquisition, Inc., 2nd Lien Term Loan, 9.500%, 10/22/21(a)(b)	1,770,000	1,743,450
RCHP, Inc., 1st Lien Term Loan, 6.000%, 04/23/19(a)(b)	17,566,109	17,244,122
RCHP, Inc., 2nd Lien Term Loan, 11.250%, 10/23/19(a)(b)	1,790,000	1,775,089
RPI Finance Trust, Term Loan B4, 3.500%, 11/09/20(a)(b)	36,705,075	36,510,171
Surgical Care Affiliates, Inc., Term Loan B, 4.250%, 03/17/22(a)(b)	987,513	975,169
U.S. Renal Care, Inc., 2015 Term Loan B, 11/06/22(a)(e)(f)	2,900,000	2,871,000

See Notes to Schedules of Portfolio Investments.

Valeant Pharmaceuticals International, Inc., New Term Loan A, 2.680%, 04/20/16(a)(b)	1,654,438	1,633,757
Valeant Pharmaceuticals International, Inc., Series A Tranche A, 2.680%, 04/20/16(a)(b)	1,724,082	1,702,531

		314,961,402

Housing 1.4%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	10,533,032	10,430,968
Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 08/28/20(a)(b)	8,236,731	8,046,298
DTZ U.S. Borrower, LLC, 2015 1st Lien Term Loan, 4.250%, 11/04/21(a)(b)	32,063,776	31,232,041
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	7,715,492	7,616,656
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(a)(b)	12,508,279	12,393,578

		69,719,541

Information Technology 7.7%
Active Network, Inc.(The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	6,101,564	5,882,945
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	10,460,829	9,763,406
Arris Group, Inc., 2015 Term Loan B, 3.250%, 04/17/20(a)(b)	9,910,008	9,690,105
Avago Technologies Cayman Ltd., USD 2015 Term Loan B, 11/06/22(a)(e)(f)	97,450,000	96,293,268
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	8,740,803	8,711,696
Avaya, Inc., Term Loan B7, 6.250%, 05/29/20(a)(b)	59,161,815	40,887,322
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	9,557,913	7,171,111
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	10,223,947	9,783,091
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	6,562,023	6,388,129
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(b)(c)	6,671,809	4,181,023
Dell International LLC, USD Term Loan B2, 4.000%, 04/29/20(a)(b)	42,230,385	41,890,853
FIDJI Luxembourg(BC4) S.A.R.L., Initial Term Loan, 6.250%, 12/24/20(a)(b)	3,988,024	3,958,114
Infor(US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,531,736	7,061,002
Infor(US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	6,946,911	6,506,963
Internap Corp., Term Loan, 6.000%, 11/26/19(a)(b)	7,990,209	7,510,796
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	3,204,438	3,076,260
IPC Corp., 2015 Term Loan B, 5.500%, 08/06/21(a)(b)	5,235,438	4,895,134
NXP B.V., 2015 Term Loan B, 3.750%, 12/07/20(a)(b)	8,905,000	8,853,796
Presidio, Inc., Refinance Term Loan, 5.250%, 02/02/22(a)(b)	10,818,664	10,514,443
Riverbed Technology, Inc., Term Loan B, 6.000%, 04/24/22(a)(b)	8,220,568	8,172,149
Semiconductor Components Industries, LLC, Term Loan A, 2.076%, 01/02/18(b)(c)	32,274,057	31,467,206
Sirius Computer Solutions, Inc., 1st Lien Term Loan, 6.000%, 10/30/22(a)(b)	4,612,584	4,520,333
Sophia, L.P., 2015 Term Loan B, 4.750%, 09/30/22(a)(b)	5,685,750	5,609,333
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	6,734,000	6,599,320
SS&C Technologies, Inc., 2015 Term Loan B1, 4.000%-4.083%, 07/08/22(a)(b)	3,748,520	3,715,721
SS&C Technologies, Inc., 2015 Term Loan B2, 4.000%-4.083%, 07/08/22(a)(b)	551,654	546,827
TTM Technologies, Inc., 1st Lien Term Loan, 6.000%, 05/31/21(a)(b)	9,745,575	8,795,381
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	4,840,598	4,785,125
Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/21(a)(b)	10,471,835	10,471,835

		377,702,687

Manufacturing 0.5%
Dynacast International LLC, Term Loan B, 4.500%, 01/28/22(a)(b)	6,917,725	6,718,840
LTI Holdings, Inc., 2nd Lien Term Loan, 10.250%, 04/16/23(a)(b)	2,325,000	2,185,500
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	11,616,501	11,384,171
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)	6,971,493	6,649,061

		26,937,572

Metals/Minerals 2.4%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	8,727,100	8,127,112
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(a)(b)	2,000,000	1,740,000
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(b)(c)	8,495,688	2,251,357
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/30/19(a)(b)	115,172,668	85,095,326
Novelis, Inc., 2015 Term Loan B, 4.000%, 06/02/22(a)(b)	18,482,911	17,585,196

		114,798,991

See Notes to Schedules of Portfolio Investments.

Retail 8.0%
BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 03/26/20(a)(b)	9,484,201	8,425,101
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)(d)	36,573,405	36,474,291
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	17,805,000	17,745,709
CWGS Group, LLC, Term Loan, 5.750%, 02/20/20(a)(b)	15,154,863	14,921,175
Dollar Tree, Inc., Term Loan B1, 3.500%, 07/06/22(a)(b)	41,979,738	41,796,286
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(a)(b)	25,055,000	24,859,321
HMK Intermediate Holdings LLC, Term Loan, 5.000%, 03/30/19(a)(b)	8,550,211	8,486,084
Hudson’s Bay Co., 2015 Term Loan B, 4.750%, 09/30/22(a)(b)	15,919,355	15,827,819
J Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(a)(b)	24,964,349	16,095,764
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	54,292,990	53,247,850
Kate Spade & Co., Term Loan B, 4.000%, 04/10/21(a)(b)	6,557,000	6,297,474
Men’s Wearhouse, Inc. (The), Term Loan B, 4.500%, 06/18/21(a)(b)	3,050,000	2,676,375
Michaels Stores, Inc., Term Loan B, 3.750%, 01/28/20(a)(b)	12,406,875	12,282,806
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/20(a)(b)	13,412,996	11,836,969
PetSmart, Inc., Term Loan B, 4.250%, 03/11/22(a)(b)	28,716,644	27,919,757
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	35,455,584	33,150,971
Staples, Inc., Term Loan B, 04/07/21(a)(e)(f)	8,600,000	8,488,888
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)(e)	31,375,126	27,400,839
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	920,873	663,028
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/24/19(a)(b)	3,404,464	3,336,375
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/24/19(a)(b)	2,745,536	2,690,625
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	25,283,184	18,125,009

		392,748,516

Service 8.4%
4L Holdings LLC, 1st Lien Term Loan, 5.500%-7.000%, 05/08/20(a)(b)	1,556,872	1,432,322
ADS Waste Holdings, Inc., New Term Loan, 3.750%, 10/09/19(a)(b)	16,494,481	15,937,792
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(a)(b)	38,278,500	34,849,512
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)(d)	21,518,883	20,113,485
Asurion LLC, Term Loan B4, 5.000%, 08/04/22(a)(b)	45,794,875	41,764,926
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	44,086,489	37,363,300
DigitalGlobe, Inc., New Term Loan B, 4.750%, 01/31/20(a)(b)	4,113,867	4,028,175
Evertec Group, LLC, New Term Loan A, 2.670%, 04/17/18(a)(b)	16,660,000	15,910,300
First Data Corp., New 2018 Extended Term Loan, 3.918%, 03/24/18(a)(b)	81,312,214	80,148,636
First Data Corp., New 2018 Term Loan, 3.918%, 09/24/18(a)(b)	38,273,139	37,699,042
First Data Corp., 2022 Term Loan, 4.168%, 07/08/22(a)(b)	19,347,407	19,052,359
First Data Corp., Extended 2021 Term Loan, 4.418%, 03/24/21(a)(b)	4,330,419	4,308,767
IQOR US, Inc., Term Loan B, 6.000%, 04/01/21(b)(c)	28,942,685	22,816,386
RedTop Luxembourg S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	5,266,200	5,174,042
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	24,759,518	23,707,239
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	9,490,000	8,541,000
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	8,313,698	7,968,680
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.250%, 06/30/22(a)(b)	3,294,254	3,207,780
TransUnion, LLC, Term Loan B2, 3.500%, 04/09/21(a)(b)	8,023,750	7,779,668
Travelport Finance (Luxembourg) S.A.R.L., 2014 Term Loan B, 5.750%, 09/02/21(a)(b)	19,239,665	18,788,687

		410,592,098

Telecommunications 6.9%
Altice Financing SA, USD Term Loan, 5.250%, 02/04/22(a)(b)	4,407,850	4,384,444
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)	73,357,218	72,761,557
Altice US Finance I Corp., USD Extended Term Loan, 4.250%, 12/22/22(a)(b)	23,688,616	23,135,961
Frontier Communications Corp., Unsecured Term Loan, 2.805%, 10/14/16(a)(b)	3,055,742	3,025,184
Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 08/14/20(a)(b)	7,849,018	7,574,303
Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 05/31/22(a)(b)	1,000,000	983,250
Level 3 Financing, Inc., 2013 Term Loan B, 4.000%, 01/15/20(a)(b)(d)	88,220,000	87,857,416
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	20,627,430	20,039,548
Numericable Group SA, USD Term Loan B5, 4.563%, 07/31/22(a)(b)	6,130,000	5,847,468
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	32,511,905	31,243,940
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	37,580,095	36,114,472

See Notes to Schedules of Portfolio Investments.

Sable International Finance Ltd., Term Loan B2, 11/23/22(a)(e)(f)	3,042,000	2,974,498
Sable International Finance Ltd., Term Loan B1, 11/23/22(a)(e)(f)	3,718,000	3,635,498
West Corp., Term Loan B11, 4.250%, 11/12/21(a)(b)	2,960,000	2,953,843
Zayo Group LLC, PIK, Term Loan B, 3.750%, 05/06/21(a)(b)(d)	32,579,979	31,992,236

		334,523,618

Transportation 2.0%
Chrysler Group LLC, 2018 Term Loan B, 3.250%, 12/31/18(a)(b)	19,145,856	18,944,825
Chrysler Group LLC, New Term Loan B, 3.500%, 05/24/17(a)(b)	10,413,166	10,368,285
Commercial Barge Line Co., 2015 1st Lien Term Loan, 9.750%, 11/06/20(a)(b)	8,730,000	8,031,600
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	6,978,725	6,856,597
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(b)(c)	2,913,752	2,345,571
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.750%, 08/18/22(a)(b)	5,260,000	5,016,725
MPG Holdco I, Inc., 2014 Term Loan B, 3.750%, 10/20/21(a)(b)	6,484,071	6,325,017
Navios Maritime Midstream Partners L.P., Term Loan B, 5.500%, 06/18/20(a)(b)	2,696,450	2,661,072
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)(e)	15,927,372	15,184,042
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	9,788,842	9,348,344
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	7,746,667	7,676,482
Wabash National Corp., 2015 Term Loan B, 4.250%, 03/16/22(a)(b)	6,113,800	6,083,231

		98,841,791

Utility 4.0%
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(a)(b)	18,536,211	14,458,244
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	22,405,500	21,033,163
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	8,467,816	8,002,086
Calpine Corp., Term Loan B5, 3.500%, 05/27/22(a)(b)	16,084,175	15,304,093
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	32,609,016	31,712,268
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	9,004,499	8,756,875
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	15,152,246	12,121,797
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	1,111,304	889,044
Green Energy Partners/Stonewall LLC, Delayed Draw Term Loan B2, 6.500%, 11/10/21(a)(b)	1,000,000	920,000
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.500%, 11/13/21(a)(b)	4,475,000	4,117,000
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	19,421,562	18,223,834
Lonestart Generation LLC, Term Loan B, 5.250%, 02/20/21(b)(c)	6,830,127	5,122,595
Longview Power LLC, Term Loan B, 7.000%, 04/13/21(a)(b)	3,263,600	2,806,696
NRG Energy, Inc., Refinance Term Loan B, 07/02/18(a)(e)(f)	3,461,103	3,360,869
Panda Temple II Power LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	4,685,000	4,122,800
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	15,173,812	14,731,192
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,890,000	7,475,775
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	22,295,457	19,620,002

		192,778,333

Wireless Communications 1.2%
Crown Castle Operating Co., Term Loan B2, 3.000%, 01/31/21(a)(b)	9,033,465	8,982,697
Lightsquared LP, PIK, Term Loan B, 01/01/16(b)(c)(g)(h)	7,236,851	10,855,277
NTELOS, Inc., New Term Loan B, 5.750%, 11/09/19(a)(b)	21,216,679	21,004,512
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	1,113,013	806,934
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	6,682,042	4,833,321
T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22(a)(b)	14,020,000	14,004,718

		60,487,459

Total Bank Loans (Cost $4,975,416,841)		4,589,458,349

Corporate Bonds 2.3%
Auto Manufacturers 0.0%(i)
General Motors Co. Escrow, 7.200%(a)(c)(g)(j)(k)	10,000,000	—
General Motors Co. Escrow, 8.375%(a)(c)(g)(j)(k)	10,000,000	—

		—

See Notes to Schedules of Portfolio Investments.

Commercial Services 0.2%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	5,330,000	4,184,050
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	3,715,000	3,436,375

		7,620,425

Electric 0.6%
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(c)(j)	32,107,162	27,612,159

Gas 0.2%
Altice US Finance SA, 7.750%, 07/15/25(a)	9,210,000	8,427,150

Insurance 0.0%(i)
Wayne Merger Sub LLC, 8.250%, 08/01/23(a)	1,210,000	1,137,400

Media 0.4%
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	14,000,000	13,219,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 13.375%, 10/15/19	9,170,000	8,573,950

		21,793,450

Oil & Gas 0.0%(i)
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	7,800,000	1,335,750
SandRidge Energy, Inc., 8.750%, 06/01/20(a)	2,000,000	607,500

		1,943,250

Software 0.2%
Audatex North America, Inc., 6.125%, 11/01/23(a)	10,000,000	10,062,500

Telecommunication Services 0.7%
Altice US Finance II Corp., 7.750%, 07/15/25(a)	4,000,000	3,660,000
Intelsat Luxembourg SA, 7.750%, 06/01/21	10,000,000	4,675,000
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(c)	15,033,000	14,657,175
Wind Acquisition Finance SA, 7.375%, 04/23/21(a)	10,446,000	9,871,470

		32,863,645

Total Corporate Bonds (Cost $131,951,017)		111,459,979

Preferred Stock 0.1%
Banks 0.1%
GMAC Capital Trust I, Series 2, 8.125%(b)	94,025	2,384,474

Total Preferred Stock (Cost $2,350,625)		2,384,474

Common Stocks 0.0%(i)
Energy-Alternate Sources 0.0%(i)
Aventine Renewable Energy Holdings, Inc.*(c)	69,037	608,423

Telecommunication Services 0.0%(i)
NII Holding, Inc.*	303,451	1,532,428

Total Common Stocks (Cost $13,321,943)		2,140,851

Total Investments (Cost $5,123,040,426) — 96.5%		4,705,443,653
Other Assets in Excess of Liabilities — 3.5%		171,867,345

Net Assets — 100.0%		$4,877,310,998

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 92.4% of net assets as of December 31, 2015.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.

See Notes to Schedules of Portfolio Investments.

(c)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(g)	Security is in default.
(h)	Bankrupt issuer.
(i)	Less than 0.05% of Net Assets.
(j)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.6% of net assets as of December 31, 2015.
(k)	Perpetual maturity.

Investment Abbreviations

PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.0%
Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	679,994

Georgia 91.3%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,329,665
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,921,868
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,410,000	1,608,401
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.000%, 01/01/17	1,185,000	1,237,270
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100	4,000,000	4,525,600
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100	3,000,000	3,405,240
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.000%, 01/01/24	1,250,000	1,538,412
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,280,820
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23	2,500,000	2,853,900
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,498,305
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,167,860
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	2,932,650
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,629,240
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	5,250,000	5,918,010
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Country Guaranteed	1,180,000	1,330,804
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,192,250
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,794,795
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/36	2,000,000	2,355,800
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	5,300,000	5,961,122
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	5,000,000	5,612,950
Fulton County Development Authority, Series A, RB, 5.000%, 10/01/22	750,000	892,823
Fulton County Development Authority, Series A, RB, 5.000%, 03/15/36	2,000,000	2,309,360
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	5,145,000	5,894,472
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,424,618
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/18	1,600,000	1,728,736
Georgia State, Series A, GO, 5.000%, 02/01/28	1,000,000	1,238,190
Georgia State, Series E, GO, 5.000%, 08/01/22, Pre-refunded 08/01/2017 @ 100	1,450,000	1,546,367
Georgia State, Series H, GO, 5.000%, 12/01/16	1,500,000	1,561,995
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,305,818
Gwinnett County School District, GO, 5.000%, 02/01/20, Pre-refunded 02/01/2018 @ 100	1,635,000	1,771,424
Habersham County School District, GO, 5.000%, 04/01/21, Pre-refunded 04/01/2016 @ 100, NATL-RE State Aid Withholding	2,655,000	2,686,117
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,465,505
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	1,000,000	1,153,390

See Notes to Schedules of Portfolio Investments.

Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,000,000	2,331,780
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19	1,290,000	1,438,776
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,240,680
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,143,200
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	3,500,000	3,844,260
Sandy Springs Public Facilities Authority, RB, 5.000%, 05/01/41	3,000,000	3,544,230
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,806,205

		103,422,908

Guam 0.4%
Territory of Guam, Series D, RB, 5.000%, 11/15/39	350,000	392,249

North Carolina 1.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,842,800

South Carolina 2.1%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,399,000

Total Municipal Bonds (Cost $102,063,992)		108,736,951

Money Market Fund 2.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	3,182,280	3,182,280

Total Money Market Fund (Cost $3,182,280)		3,182,280

Total Investments (Cost $105,246,272) — 98.8%		111,919,231
Other Assets in Excess of Liabilities — 1.2%		1,305,526

Net Assets — 100.0%		$113,224,757

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 84.3%
Alabama 3.8%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	2,091,700
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,324,540

		4,416,240

Alaska 2.0%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	730,000	847,581
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,490,980

		2,338,561

California 12.6%
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/34	1,000,000	1,156,790
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,911,980
California State, GO, 5.000%, 08/01/35	1,000,000	1,188,400
California State, GO, 5.000%, 03/01/45	2,000,000	2,314,940
California State, GO, 5.000%, 08/01/45	2,000,000	2,327,340
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,348,740
Contra Costa Transportation Authority, Series A, RB, 5.000%, 03/01/33	1,000,000	1,207,280
San Diego Unified School District, Series G, GO, 5.000%, 07/01/40(c)	2,000,000	2,348,040

		14,803,510

Delaware 0.5%
Delaware Transportation Authority, RB, 5.000%, 06/01/55	500,000	563,990

District of Columbia 2.0%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	2,000,000	2,325,760

Florida 8.8%
Florida State, Series D, GO, 5.000%, 06/01/18	3,000,000	3,294,120
Miami Beach FL Resort Tax, RB, 5.000%, 09/01/40	1,000,000	1,143,240
Miami Beach FL Resort Tax, RB, 5.000%, 09/01/45	2,000,000	2,272,260
Miami Beach Redevelopment Agency, 5.000%, 02/01/35	2,200,000	2,470,028
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,195,710

		10,375,358

Georgia 11.2%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,466,975
Gwinnett County School District, GO, 5.000%, 02/01/35	2,000,000	2,412,340
Municipal Electric Authority of Georgia, 5.000%, 01/01/35	1,000,000	1,153,320
Private Colleges & Universities Authority, RB, 5.000%, 04/01/31	1,000,000	1,138,890
Private Colleges & Universities Authority, RB, 5.000%, 04/01/33	1,000,000	1,128,790
Sandy Springs Public Facilities Authority, RB, 5.000%, 05/01/41	2,000,000	2,362,820
Sandy Springs Public Facilities Authority, RB, 5.000%, 05/01/47	3,000,000	3,511,200

		13,174,335

See Notes to Schedules of Portfolio Investments.

Guam 0.9%
Guam Power Authority, Series A, RB, 5.000%, 10/01/31	1,000,000	1,122,580

Hawaii 1.2%
University of Hawaii, Series E, RB, 5.000%, 10/01/32(c)	1,205,000	1,427,624

Idaho 2.4%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,833,575

Illinois 4.4%
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	3,500,000	4,006,940
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,146,660

		5,153,600

Kansas 1.5%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,723,650

Maine 2.5%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,921,350

Massachusetts 5.2%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,764,690
Commonwealth of Massachusetts, Series E, GO, 4.000%, 09/01/41	3,000,000	3,147,120
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/37	1,000,000	1,182,560

		6,094,370

Michigan 2.0%
University of Michigan, RB, 5.000%, 04/01/40	2,000,000	2,375,880

Missouri 1.5%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/45	1,500,000	1,757,235

New York 3.9%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,112,220
Port Authority of New York & New Jersey, RB, 5.000%, 10/15/41	3,000,000	3,494,490

		4,606,710

Ohio 2.6%
Ohio State, Series C, GO, 5.000%, 09/15/16	3,005,000	3,102,542

Texas 13.7%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,146,010
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,459,080
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,119,460
Spring Branch Independent School District, Series B, GO, 5.000%, 02/01/20, PSF-GTD	2,000,000	2,297,200
Texas State, Series C, GO, 5.250%, 08/01/16	2,500,000	2,571,525
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD(b)	3,000,000	3,494,880

		16,088,155

Washington 1.6%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,838,247

Total Municipal Bonds (Cost $93,977,783)		99,043,272

Money Market Fund 17.9%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	21,073,485	21,073,485

Total Money Market Fund (Cost $21,073,485)		21,073,485

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $115,051,268) — 102.2%	120,116,757
Liabilities in Excess of Other Assets — (2.2)%	(2,630,859)

Net Assets — 100.0%	$117,485,898

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2015.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 3.2%
Broadcasting 0.2%
iHeartCommunications, Inc., Term Loan D, 7.174%, 01/30/19(a)(b)	2,065,000	1,441,081

Energy 0.3%
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	1,512,849	862,324
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	6,572,409	690,103

		1,552,427

Healthcare 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,925,000	1,912,969

Metals/Minerals 0.5%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/30/19(a)(b)	4,543,519	3,356,979

Retail 1.3%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	2,127,783	2,086,823
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	4,956,327	4,634,165
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	2,551,826	1,829,353

		8,550,341

Service 0.6%
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	4,360,000	3,695,100

Total Bank Loans (Cost $29,836,845)		20,508,897

Corporate Bonds 86.9%
Aerospace/Defense 0.5%
TransDigm, Inc., 6.000%, 07/15/22	3,400,000	3,323,500

Airlines 1.5%
Air Canada, 8.750%, 04/01/20(b)	1,710,000	1,821,150
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,693,691	3,767,565
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,374,519	2,371,551
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.750%, 06/01/20(b)	2,220,000	1,665,000

		9,625,266

Auto Manufacturers 0.0%(a)(c)
General Motors Co. Escrow, 7.200%(d)(e)(f)(g)(h)	17,182,000	—
General Motors Co. Escrow, 8.375%(d)(e)(f)(g)(h)	36,800,000	—

		—

Banks 1.4%
CIT Group, Inc., 5.375%, 05/15/20	5,700,000	5,970,750
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	3,000,000	2,902,500

		8,873,250

Biotechnology 0.7%
Concordia Healthcare Corp., 9.500%, 10/21/22(b)(d)	4,268,000	4,203,980

Building Materials 0.8%
Cemex Finance LLC, 9.375%, 10/12/22(b)	2,070,000	2,178,675
US Concrete, Inc., 8.500%, 12/01/18	1,330,000	1,376,550
USG Corp., 5.875%, 11/01/21(b)	1,730,000	1,799,200

		5,354,425

See Notes to Schedules of Portfolio Investments.

Chemicals 3.0%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(b)	2,543,000	2,743,261
Blue Cube Spinco, Inc., 10.000%, 10/15/25(b)	3,548,000	3,902,800
Chemours Co. (The), 7.000%, 05/15/25(b)(d)	4,455,000	3,040,538
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	1,685,000	1,668,150
Platform Specialty Products Corp., 10.375%, 05/01/21(b)	3,675,000	3,665,812
Univar, Inc., 6.750%, 07/15/23(b)(d)	4,790,000	4,370,875

		19,391,436

Coal 0.9%
CONSOL Energy, Inc., 5.875%, 04/15/22(d)	6,120,000	3,794,400
CONSOL Energy, Inc., 8.000%, 04/01/23(b)(d)	2,615,000	1,738,975

		5,533,375

Commercial Services 5.1%
Cenveo Corp., 6.000%, 08/01/19(b)	2,750,000	1,938,750
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	1,680,000	1,394,400
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	5,465,000	4,290,025
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,912,000	7,318,600
Hertz Corp. (The), 5.875%, 10/15/20(d)	3,030,000	3,124,687
Hertz Corp. (The), 6.750%, 04/15/19	3,074,000	3,140,091
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,512,000	3,652,480
Quad/Graphics, Inc., 7.000%, 05/01/22(f)	3,980,000	2,497,450
TMS International Corp., 7.625%, 10/15/21(f)	4,350,000	3,360,375
United Rentals North America, Inc., 7.625%, 04/15/22	1,680,000	1,795,416

		32,512,274

Computers 0.5%
Project Homestake Merger Corp., 8.875%, 03/01/23(b)	3,265,000	3,020,125

Diversified Financial Services 10.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,325,000	1,356,469
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	2,990,000	2,847,975
Ally Financial, Inc., 3.250%, 11/05/18	5,692,000	5,585,275
Ally Financial, Inc., 7.500%, 09/15/20	3,709,000	4,195,806
Ally Financial, Inc., 8.000%, 03/15/20	2,619,000	2,985,660
Ally Financial, Inc., 8.000%, 11/01/31	1,560,000	1,801,800
DFC Finance Corp., 10.500%, 06/15/20(b)	2,875,000	1,696,250
Enova International, Inc., 9.750%, 06/01/21(f)	975,000	702,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,700,000	4,739,480
International Lease Finance Corp., 6.250%, 05/15/19	2,450,000	2,624,562
International Lease Finance Corp., 8.250%, 12/15/20	10,560,000	12,487,200
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	3,350,000	2,973,125
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	770,000	748,825
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(d)	1,025,000	1,058,313
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	3,171,000	2,806,335
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(d)	3,890,000	3,722,730
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,392,000
Navient Corp., 5.000%, 10/26/20	2,010,000	1,763,775
Navient Corp., 8.000%, 03/25/20, MTN	1,855,000	1,832,740
Navient Corp., 8.450%, 06/15/18, MTN	790,000	831,475
Quicken Loans, Inc., 5.750%, 05/01/25(b)	3,015,000	2,871,787
Walter Investment Management Corp., 7.875%, 12/15/21(d)	2,635,000	2,081,650

		64,105,232

See Notes to Schedules of Portfolio Investments.

Electric 1.4%
Dynegy, Inc., 6.750%, 11/01/19	2,645,000	2,486,300
GenOn Energy, Inc., 9.500%, 10/15/18	4,310,000	3,481,747
GenOn Energy, Inc., 9.875%, 10/15/20	575,000	425,500
NRG Energy, Inc., 7.875%, 05/15/21	1,645,000	1,542,188
NRG Energy, Inc., 8.250%, 09/01/20	905,000	877,850

		8,813,585

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,743,000	1,777,860

Engineering & Construction 0.8%
Aguila 3 SA, 7.875%, 01/31/18(b)	5,000,000	5,012,500

Entertainment 1.4%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	1,084,000	628,720
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	3,475,000	3,509,750
Scientific Games International, Inc., 7.000%, 01/01/22(b)	2,445,000	2,334,975
WMG Acquisition Corp., 5.625%, 04/15/22(b)	2,378,000	2,294,770

		8,768,215

Food 2.1%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	2,720,000	2,366,400
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(b)	285,000	285,000
Post Holdings, Inc., 7.375%, 02/15/22	5,125,000	5,342,812
Post Holdings, Inc., 8.000%, 07/15/25(b)(d)	4,425,000	4,690,500
SUPERVALU, Inc., 7.750%, 11/15/22(d)	785,000	712,388

		13,397,100

Forest Products & Paper 0.5%
Resolute Forest Products, Inc., 5.875%, 05/15/23(d)	3,984,000	2,898,360

Gas 0.8%
Altice US Finance SA, 7.750%, 07/15/25(b)	5,620,000	5,142,300

Healthcare - Products 0.6%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,685,000	2,617,875
Teleflex, Inc., 5.250%, 06/15/24	1,263,000	1,256,685

		3,874,560

Healthcare - Services 5.8%
CHS/Community Health Systems, Inc., 6.875%, 02/01/22(d)	2,335,000	2,215,331
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,920,000	1,934,400
HCA Holdings, Inc., 6.250%, 02/15/21	4,230,000	4,473,225
HCA, Inc., 6.500%, 02/15/20	2,215,000	2,413,243
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,475,000	1,357,000
inVentiv Health, Inc., 9.000%, 01/15/18(b)	3,170,000	3,249,250
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,075,000	1,940,125
Tenet Healthcare Corp., 6.000%, 10/01/20	4,305,000	4,531,012
Tenet Healthcare Corp., 6.750%, 06/15/23(d)	4,820,000	4,470,550
Tenet Healthcare Corp., 8.125%, 04/01/22	8,730,000	8,708,175
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,280,000	1,318,400

		36,610,711

Holding Companies-Diversified 0.4%
Argos Merger Sub, Inc., 7.125%, 03/15/23(b)	2,695,000	2,672,093

Home Builders 1.0%
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,650,000	1,724,250
DR Horton, Inc., 4.000%, 02/15/20	1,095,000	1,101,242
K Hovnanian Enterprises, Inc., 8.000%, 11/01/19(f)	595,000	368,900
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,665,000	1,706,625
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,665,000	1,710,787

		6,611,804

See Notes to Schedules of Portfolio Investments.

Household Products/Wares 0.4%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	863,000	882,418
Spectrum Brands, Inc., 5.750%, 07/15/25(b)	1,325,000	1,358,125

		2,240,543

Insurance 0.8%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(f)	1,765,000	1,270,800
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)(f)	1,045,000	731,500
Radian Group, Inc., 5.500%, 06/01/19(d)	1,145,000	1,142,138
Wayne Merger Sub LLC, 8.250%, 08/01/23(b)	1,804,000	1,695,760

		4,840,198

Internet 1.1%
Blue Coat Holdings, Inc., 8.375%, 06/01/23(b)(d)	1,780,000	1,788,900
j2 Global, Inc., 8.000%, 08/01/20	1,845,000	1,928,025
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	3,345,000	3,161,025

		6,877,950

Iron/Steel 0.3%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 05/01/22(b)	700,000	595,000
Steel Dynamics, Inc., 5.125%, 10/01/21(d)	1,470,000	1,359,750

		1,954,750

Leisure Time 1.0%
LTF Merger Sub, Inc., 8.500%, 06/15/23(b)(d)	2,720,000	2,597,600
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,175,000	1,200,709
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,860,000	2,709,850

		6,508,159

Lodging 0.9%
Boyd Gaming Corp., 6.875%, 05/15/23	420,000	431,550
Boyd Gaming Corp., 9.000%, 07/01/20	520,000	551,200
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	3,240,000	3,321,000
MGM Resorts International, 6.000%, 03/15/23(d)	1,670,000	1,657,475

		5,961,225

Machinery-Diversified 0.5%
CNH Industrial Capital LLC, 4.375%, 11/06/20(d)	3,415,000	3,218,638

Media 6.0%
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,676,550
Cable One, Inc., 5.750%, 06/15/22(b)	3,065,000	3,049,675
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,465,000	2,526,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	2,400,000	2,160,000
DISH DBS Corp., 5.125%, 05/01/20	6,310,000	6,246,900
DISH DBS Corp., 7.875%, 09/01/19	370,000	402,375
iHeartCommunications, Inc., 10.625%, 03/15/23(d)	465,000	326,198
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(d)	2,960,000	2,723,200
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	825,000	874,500
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(b)	3,470,000	3,435,300
Numericable-SFR, 6.000%, 05/15/22(b)	3,300,000	3,201,000
Tribune Media Co., 5.875%, 07/15/22(b)	654,000	654,000
Univision Communications, Inc., 6.750%, 09/15/22(b)	2,784,000	2,884,920
VTR Finance BV, 6.875%, 01/15/24(b)	3,000,000	2,760,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	3,480,000	3,285,990
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	1,315,000	1,219,662

		38,426,895

Metal Fabricate/Hardware 0.6%
JMC Steel Group, Inc., 8.250%, 03/15/18(b)(d)	5,450,000	3,627,629

See Notes to Schedules of Portfolio Investments.

Mining 1.6%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)(d)	2,271,000	1,464,795
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)(d)	1,732,000	1,086,830
FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22(b)(d)	2,415,000	2,209,725
Imperial Metals Corp., 7.000%, 03/15/19(d)(f)	5,860,000	5,215,400

		9,976,750

Miscellaneous Manufacturer 0.4%
Bombardier, Inc., 7.500%, 03/15/18(b)	2,780,000	2,710,500

Oil & Gas 6.8%
Antero Resources Corp., 6.000%, 12/01/20	3,829,000	3,197,215
Atwood Oceanics, Inc., 6.500%, 02/01/20	2,920,000	1,562,200
Chesapeake Energy Corp., 5.750%, 03/15/23(d)	5,405,000	1,567,450
Chesapeake Energy Corp., 6.625%, 08/15/20(d)	1,610,000	466,900
Chesapeake Energy Corp., 6.875%, 11/15/20	4,980,000	1,419,300
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	2,360,000	2,265,600
Eclipse Resources Corp., 8.875%, 07/15/23(b)	3,705,000	1,769,137
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20(d)	1,515,000	965,813
EXCO Resources, Inc., 7.500%, 09/15/18(d)	2,915,000	816,200
Halcon Resources Corp., 8.625%, 02/01/20(b)(d)	2,585,000	1,783,650
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	3,410,000	2,830,300
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,820,000	1,910,550
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(d)	6,157,000	1,054,386
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.000%, 06/01/20(d)	1,690,000	777,400
Offshore Drilling Holding SA, 8.375%, 09/20/20(b)	2,380,000	1,695,750
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(b)	2,115,000	2,062,125
Petrobras Global Finance BV, 3.875%, 01/27/16	3,334,000	3,320,664
Petrobras Global Finance BV, 5.625%, 05/20/43	1,980,000	1,202,850
Precision Drilling Corp., 5.250%, 11/15/24	2,285,000	1,553,800
Rice Energy, Inc., 6.250%, 05/01/22	3,575,000	2,574,000
Sanchez Energy Corp., 7.750%, 06/15/21(d)	3,045,000	1,857,450
SandRidge Energy, Inc., 8.125%, 10/15/22	1,935,000	212,850
SandRidge Energy, Inc., 8.750%, 06/01/20(b)(d)	4,300,000	1,306,125
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)(d)	2,521,000	2,117,640
Whiting Petroleum Corp., 6.250%, 04/01/23(d)	3,860,000	2,779,200

		43,068,555

Oil & Gas Services 0.2%
FTS International, Inc., 8.012%, 06/15/20(a)(b)(d)	2,095,000	1,425,111

Pharmaceuticals 1.9%
Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22(b)	1,715,000	1,753,588
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)	2,225,000	2,213,875
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	1,430,000	1,437,150
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,375,000	3,366,562
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20(b)	2,110,000	1,983,400
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)	1,235,000	1,223,885

		11,978,460

Pipelines 4.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	4,075,000	2,832,125
Energy Transfer Equity LP, 5.875%, 01/15/24	1,225,000	998,375
Energy Transfer Equity LP, 7.500%, 10/15/20	2,875,000	2,659,375
Kinder Morgan Energy Partners LP, 9.000%, 02/01/19	2,490,000	2,678,164
Rockies Express Pipeline LLC, 6.000%, 01/15/19(b)	3,175,000	3,016,250
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	9,605,000	8,836,600
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	3,600,000	3,159,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,050,000	1,660,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,234,000	2,166,980

See Notes to Schedules of Portfolio Investments.

Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,401,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	630,000	596,925
Williams Cos., Inc. (The), 5.750%, 06/24/44	2,490,000	1,478,453

		31,483,997

Real Estate 0.9%
Howard Hughes Corp., 6.875%, 10/01/21(b)	5,770,000	5,885,400

Real Estate Investment Trust 0.7%
iStar, Inc., 7.125%, 02/15/18	2,345,000	2,427,075
iStar, Inc., 9.000%, 06/01/17	1,970,000	2,068,500

		4,495,575

Retail 4.3%
1011778 BC ULC/New Red Finance, Inc., 6.000%, 04/01/22(b)	2,100,000	2,163,000
Asbury Automotive Group, Inc., 6.000%, 12/15/24(b)	2,270,000	2,343,775
Guitar Center, Inc., 6.500%, 04/15/19(b)(d)	4,540,000	3,813,600
JC Penney Corp., Inc., 6.375%, 10/15/36	4,592,000	2,824,080
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	720,000	718,200
Limited Brands, Inc., 6.625%, 04/01/21	4,830,000	5,349,225
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22(d)	2,060,000	1,462,600
Rite Aid Corp., 6.125%, 04/01/23(b)	3,700,000	3,829,500
Rite Aid Corp., 6.750%, 06/15/21	2,515,000	2,634,463
Toys R Us Property Co. II LLC, 8.500%, 12/01/17	2,931,000	2,520,660

		27,659,103

Semiconductors 0.8%
Micron Technology, Inc., 5.625%, 01/15/26(b)	2,070,000	1,790,550
Micron Technology, Inc., 5.875%, 02/15/22	3,670,000	3,569,075

		5,359,625

Software 1.1%
Audatex North America, Inc., 6.125%, 11/01/23(b)	4,225,000	4,251,406
First Data Corp., 7.000%, 12/01/23(b)	2,590,000	2,590,000

		6,841,406

Telecommunication Services 10.6%
Altice Financing SA, 6.500%, 01/15/22(b)	1,030,000	1,019,700
Altice Financing SA, 6.625%, 02/15/23(b)	2,205,000	2,177,438
Altice US Finance II Corp., 7.750%, 07/15/25(b)(d)	3,825,000	3,499,875
Avaya, Inc., 7.000%, 04/01/19(b)(d)	1,835,000	1,357,900
Avaya, Inc., 9.000%, 04/01/19(b)	2,130,000	1,634,775
B Communications Ltd., 7.375%, 02/15/21(b)	3,975,000	4,281,075
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,550,000	2,142,000
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	2,100,000	1,926,750
Intelsat Luxembourg SA, 7.750%, 06/01/21	11,529,000	5,389,807
Level 3 Financing, Inc., 6.125%, 01/15/21	6,895,000	7,136,325
Sprint Capital Corp., 6.875%, 11/15/28	4,433,000	3,092,018
Sprint Capital Corp., 8.750%, 03/15/32	2,635,000	1,976,250
Sprint Communications, Inc., 11.500%, 11/15/21	3,795,000	3,491,400
Sprint Corp., 7.875%, 09/15/23	1,970,000	1,479,470
T-Mobile USA, Inc., 6.125%, 01/15/22	1,960,000	2,013,900
T-Mobile USA, Inc., 6.500%, 01/15/24	1,990,000	2,029,800
T-Mobile USA, Inc., 6.542%, 04/28/20	1,940,000	2,022,450
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	4,035,875
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(f)	8,260,000	8,053,500
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,092,937
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	5,025,000	4,748,625

		67,601,870

See Notes to Schedules of Portfolio Investments.

Transportation 1.4%
Eletson Holdings, 9.625%, 01/15/22(b)	3,130,000	2,785,700
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	2,985,000	2,731,275
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,575,000	3,111,000

		8,627,975

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	835,000	835,000

Total Corporate Bonds (Cost $618,095,845)		553,127,265

Convertible Preferred Stocks 0.2%
Telecommunication Services 0.2%
Intelsat SA, Series A, 5.750%, 05/01/16	23,470	293,375
T-Mobile US, Inc., 5.500%, 12/15/17	16,490	1,116,538

Total Convertible Preferred Stocks (Cost $1,906,417)		1,409,913

Municipal Bond 0.3%
Puerto Rico 0.3%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	2,665,000	1,932,205

Total Municipal Bond (Cost $2,484,434)		1,932,205

Preferred Stock 0.5%
Banks 0.5%
GMAC Capital Trust I, Series 2, 8.125%(a)	121,110	3,071,350

Total Preferred Stock (Cost $3,027,750)		3,071,350

Common Stocks 1.4%
Auto Manufacturers 1.1%
General Motors Co.	193,862	6,593,246

Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.*(f)	52,974	466,860

Telecommunication Services 0.2%
NII Holding, Inc.*(d)	284,455	1,436,498

Total Common Stocks (Cost $16,167,074)		8,496,604

Money Market Funds 17.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(i)	35,844,418	35,844,418
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(i)(j)	73,812,230	73,812,230

Total Money Market Funds (Cost $109,656,648)		109,656,648

Total Investments (Cost $781,175,013) — 109.7%		698,202,882
Liabilities in Excess of Other Assets — (9.7)%		(61,682,908)

Net Assets — 100.0%		$636,519,974

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 42.4% of net assets as of December 31, 2015.
(c)	Less than 0.05% of Net Assets.
(d)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $72,713,172.

See Notes to Schedules of Portfolio Investments.

(e)	Security is in default.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.0% of net assets as of December 31, 2015.
(h)	Perpetual maturity.
(i)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(j)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $76,141,392. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,329,162. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviations

GO	– General Obligation
MTN	– Medium Term Note
PIK	– Payment in-kind
ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 3.2%
Energy 0.2%
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	1,200,846	684,482
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	5,525,271	580,154

		1,264,636

Healthcare 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,735,000	1,724,156

Metals/Minerals 0.5%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/30/19(a)(b)	3,870,405	2,859,649

Retail 1.8%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,226,316	4,144,960
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	4,294,207	4,015,083
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	2,307,027	1,653,862

		9,813,905

Service 0.4%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,224,647	2,079,355

Total Bank Loans (Cost $24,824,120)		17,741,701

Corporate Bonds 86.4%
Airlines 2.1%
Air Canada, 6.750%, 10/01/19(b)	3,325,000	3,451,765
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,584,540	3,656,231
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	3,256,157	3,252,087
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.750%, 06/01/20(b)	1,850,000	1,387,500

		11,747,583

Banks 1.9%
CIT Group, Inc., 5.375%, 05/15/20	6,152,000	6,444,220
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,179,600

		10,623,820

Building Materials 2.0%
Cemex Finance LLC, 9.375%, 10/12/22(b)	7,230,000	7,609,575
USG Corp., 5.875%, 11/01/21(b)	3,385,000	3,520,400

		11,129,975

Chemicals 3.2%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(b)	2,285,000	2,464,944
Blue Cube Spinco, Inc., 10.000%, 10/15/25(b)	3,085,000	3,393,500
Chemours Co. (The), 7.000%, 05/15/25(b)(c)	3,900,000	2,661,750
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	2,480,000	2,455,200
Platform Specialty Products Corp., 10.375%, 05/01/21(b)	3,060,000	3,052,350
Univar, Inc., 6.750%, 07/15/23(b)(c)	4,080,000	3,723,000

		17,750,744

See Notes to Schedules of Portfolio Investments.

Coal 0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22(c)	5,259,000	3,260,580
CONSOL Energy, Inc., 8.000%, 04/01/23(b)(c)	2,250,000	1,496,250

		4,756,830

Commercial Services 5.8%
Cenveo Corp., 6.000%, 08/01/19(b)	2,335,000	1,646,175
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	4,311,850
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	6,913,450
Hertz Corp. (The), 5.875%, 10/15/20(c)	3,170,000	3,269,062
Hertz Corp. (The), 6.750%, 04/15/19	2,662,000	2,719,233
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,045,000	3,166,800
Quad/Graphics, Inc., 7.000%, 05/01/22(d)	3,530,000	2,215,075
TMS International Corp., 7.625%, 10/15/21(d)	8,591,000	6,636,547
United Rentals North America, Inc., 7.625%, 04/15/22	1,495,000	1,597,707

		32,475,899

Diversified Financial Services 10.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,200,000	1,228,500
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	2,910,000	2,771,775
Ally Financial, Inc., 3.250%, 11/05/18	1,450,000	1,422,812
Ally Financial, Inc., 7.500%, 09/15/20	5,201,000	5,883,631
Ally Financial, Inc., 8.000%, 03/15/20	5,673,000	6,467,220
Ally Financial, Inc., 8.000%, 11/01/31	1,385,000	1,599,675
Enova International, Inc., 9.750%, 06/01/21(d)	840,000	604,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	5,100,000	5,142,840
ILFC E-Capital Trust I, 4.490%, 12/21/65(a)(b)	6,750,000	6,142,500
International Lease Finance Corp., 8.250%, 12/15/20	5,890,000	6,964,925
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,765,000	2,453,937
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	665,000	646,713
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,115,000	3,641,775
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(c)	2,055,000	1,966,635
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(c)	855,000	882,788
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	1,840,000
Navient Corp., 5.000%, 10/26/20	1,690,000	1,482,975
Navient Corp., 8.000%, 03/25/20, MTN	1,545,000	1,526,460
Navient Corp., 8.450%, 06/15/18, MTN	685,000	720,963
Quicken Loans, Inc., 5.750%, 05/01/25(b)	2,585,000	2,462,212
Walter Investment Management Corp., 7.875%, 12/15/21(c)	2,245,000	1,773,550

		57,626,686

Electric 1.3%
Dynegy, Inc., 6.750%, 11/01/19	840,000	789,600
GenOn Energy, Inc., 9.500%, 10/15/18	550,000	444,307
GenOn Energy, Inc., 9.875%, 10/15/20	2,754,000	2,037,960
NRG Energy, Inc., 7.875%, 05/15/21	2,705,000	2,535,937
NRG Energy, Inc., 8.250%, 09/01/20	1,385,000	1,343,450

		7,151,254

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,563,000	1,594,260

Engineering & Construction 0.5%
Aguila 3 SA, 7.875%, 01/31/18(b)	2,625,000	2,631,563

Entertainment 1.0%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	1,020,000	591,600
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	3,040,000	3,070,400
Scientific Games International, Inc., 7.000%, 01/01/22(b)	2,150,000	2,053,250

		5,715,250

See Notes to Schedules of Portfolio Investments.

Food 2.7%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	2,410,000	2,096,700
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(b)	245,000	245,000
Pilgrim’s Pride Corp., 5.750%, 03/15/25(b)	1,730,000	1,682,425
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,494,775
Post Holdings, Inc., 8.000%, 07/15/25(b)(c)	3,475,000	3,683,500
SUPERVALU, Inc., 7.750%, 11/15/22(c)	895,000	812,212

		15,014,612

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23(c)	3,447,000	2,507,693

Healthcare - Products 0.7%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	3,015,000	2,939,625
Teleflex, Inc., 5.250%, 06/15/24	1,123,000	1,117,385

		4,057,010

Healthcare - Services 6.1%
CHS/Community Health Systems, Inc., 6.875%, 02/01/22(c)	2,075,000	1,968,656
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,655,000	1,667,413
HCA Holdings, Inc., 6.250%, 02/15/21	4,688,000	4,957,560
HCA, Inc., 6.500%, 02/15/20	3,195,000	3,480,953
inVentiv Health, Inc., 9.000%, 01/15/18(b)	2,735,000	2,803,375
Kindred Healthcare, Inc., 8.000%, 01/15/20	1,785,000	1,668,975
Tenet Healthcare Corp., 6.000%, 10/01/20	6,975,000	7,341,187
Tenet Healthcare Corp., 6.750%, 06/15/23(c)	9,555,000	8,862,262
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,250,000	1,287,500

		34,037,881

Holding Companies-Diversified 0.4%
Argos Merger Sub, Inc., 7.125%, 03/15/23(b)	2,280,000	2,260,620

Home Builders 1.0%
DR Horton, Inc., 4.000%, 02/15/20	1,895,000	1,905,801
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,755,000	1,798,875
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,755,000	1,803,263

		5,507,939

Household Products/Wares 0.4%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,398,780
Spectrum Brands, Inc., 5.750%, 07/15/25(b)	1,120,000	1,148,000

		2,546,780

Insurance 1.1%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(d)	1,840,000	1,324,800
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)(d)	592,000	414,400
Radian Group, Inc., 5.500%, 06/01/19	989,000	986,527
Sirius International Group Ltd., 7.506%(a)(b)(e)	3,570,000	3,605,700

		6,331,427

Internet 0.4%
j2 Global, Inc., 8.000%, 08/01/20	2,360,000	2,466,200

Iron/Steel 0.2%
Steel Dynamics, Inc., 5.125%, 10/01/21(c)	1,380,000	1,276,500

Leisure Time 0.7%
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,285,000	1,313,116
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,825,000	2,676,687

		3,989,803

Lodging 0.7%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	2,690,000	2,757,250
MGM Resorts International, 6.000%, 03/15/23(c)	1,485,000	1,473,863

		4,231,113

See Notes to Schedules of Portfolio Investments.

Machinery-Diversified 0.5%
CNH Industrial Capital LLC, 4.375%, 11/06/20(c)	2,890,000	2,723,825

Media 6.8%
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,243,700
Cable One, Inc., 5.750%, 06/15/22(b)	2,715,000	2,701,425
Cablevision Systems Corp., 8.000%, 04/15/20	2,140,000	2,086,500
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	1,015,000	1,025,150
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,547,125
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	3,610,000	3,249,000
DISH DBS Corp., 5.125%, 05/01/20	4,600,000	4,554,000
DISH DBS Corp., 6.750%, 06/01/21	2,335,000	2,352,512
DISH DBS Corp., 7.875%, 09/01/19	315,000	342,563
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(c)	2,590,000	2,382,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,790,000	2,957,400
Numericable-SFR, 6.000%, 05/15/22(b)	2,830,000	2,745,100
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)	1,595,000	1,666,775
Tribune Media Co., 5.875%, 07/15/22(b)	553,000	553,000
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,655,000	1,592,937
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,495,000	1,549,194
VTR Finance BV, 6.875%, 01/15/24(b)	2,000,000	1,840,000
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	815,000	755,913

		38,145,094

Mining 1.4%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)(c)	2,500,000	1,612,500
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)(c)	1,140,000	715,350
FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22(b)(c)	2,655,000	2,429,325
Imperial Metals Corp., 7.000%, 03/15/19(c)(d)	3,554,000	3,163,060

		7,920,235

Miscellaneous Manufacturer 0.4%
Bombardier, Inc., 7.500%, 03/15/18(b)	2,375,000	2,315,625

Oil & Gas 6.3%
Antero Resources Corp., 6.000%, 12/01/20	3,300,000	2,755,500
Atwood Oceanics, Inc., 6.500%, 02/01/20	2,503,000	1,339,105
Chesapeake Energy Corp., 5.750%, 03/15/23(c)	4,725,000	1,370,250
Chesapeake Energy Corp., 6.625%, 08/15/20(c)	855,000	247,950
Chesapeake Energy Corp., 6.875%, 11/15/20	4,625,000	1,318,125
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	1,740,000	1,670,400
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20(c)	1,315,000	838,313
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	2,810,000	2,332,300
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	2,020,000	1,131,200
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,670,000	1,808,925
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(c)	5,356,000	917,215
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.000%, 06/01/20(c)	1,465,000	673,900
Offshore Drilling Holding SA, 8.375%, 09/20/20(b)	2,020,000	1,439,250
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(b)	1,745,000	1,701,375
Petrobras Global Finance BV, 3.875%, 01/27/16	2,840,000	2,828,640
Petrobras Global Finance BV, 5.625%, 05/20/43	1,725,000	1,047,937
Precision Drilling Corp., 5.250%, 11/15/24	2,167,000	1,473,560
Rice Energy, Inc., 7.250%, 05/01/23(b)	2,200,000	1,606,000
RSP Permian, Inc., 6.625%, 10/01/22	1,865,000	1,715,800
Sanchez Energy Corp., 7.750%, 06/15/21(c)	2,340,000	1,427,400
SandRidge Energy, Inc., 8.750%, 06/01/20(b)	3,775,000	1,146,656
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)(c)	2,858,000	2,400,720
Whiting Petroleum Corp., 6.250%, 04/01/23(c)	3,385,000	2,437,200

		35,627,721

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 0.2%
FTS International, Inc., 8.012%, 06/15/20(a)(b)(c)	1,755,000	1,193,828

Pharmaceuticals 1.8%
Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22(b)	1,370,000	1,400,825
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)	2,025,000	2,014,875
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	1,180,000	1,185,900
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	2,900,000	2,892,750
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20(b)	1,780,000	1,673,200
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)	1,045,000	1,035,595

		10,203,145

Pipelines 5.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	3,725,000	2,588,875
Energy Transfer Equity LP, 5.875%, 01/15/24	2,235,000	1,821,525
Energy Transfer Equity LP, 7.500%, 10/15/20(c)	3,170,000	2,932,250
Kinder Morgan Energy Partners LP, 9.000%, 02/01/19	2,185,000	2,350,116
Rockies Express Pipeline LLC, 6.000%, 01/15/19(b)	2,650,000	2,517,500
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	7,085,000	6,518,200
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	4,460,000	3,913,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,064,000	1,671,840
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,256,000	2,188,320
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	712,000	674,620
Williams Cos., Inc. (The), 5.750%, 06/24/44	2,110,000	1,252,825

		28,429,721

Real Estate 1.4%
Howard Hughes Corp., 6.875%, 10/01/21(b)	7,565,000	7,716,300

Real Estate Investment Trust 0.7%
iStar, Inc., 7.125%, 02/15/18	2,065,000	2,137,275
iStar, Inc., 9.000%, 06/01/17	1,715,000	1,800,750

		3,938,025

Retail 3.0%
Asbury Automotive Group, Inc., 6.000%, 12/15/24(b)	1,965,000	2,028,863
Guitar Center, Inc., 6.500%, 04/15/19(b)(c)	3,948,000	3,316,320
Limited Brands, Inc., 6.625%, 04/01/21	4,185,000	4,634,887
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22(c)	1,785,000	1,267,350
Rite Aid Corp., 6.125%, 04/01/23(b)	3,175,000	3,286,125
Toys R Us Property Co. II LLC, 8.500%, 12/01/17	2,545,000	2,188,700

		16,722,245

Semiconductors 0.8%
Micron Technology, Inc., 5.625%, 01/15/26(b)	1,855,000	1,604,575
Micron Technology, Inc., 5.875%, 02/15/22	3,205,000	3,116,863

		4,721,438

Software 1.4%
Audatex North America, Inc., 6.000%, 06/15/21(b)	1,832,000	1,845,740
Audatex North America, Inc., 6.125%, 11/01/23(b)	3,620,000	3,642,625
First Data Corp., 6.750%, 11/01/20(b)	2,020,000	2,118,475

		7,606,840

Telecommunication Services 10.9%
Altice Financing SA, 6.500%, 01/15/22(b)	3,330,000	3,296,700
Altice Financing SA, 6.625%, 02/15/23(b)	2,510,000	2,478,625
Altice Finco SA, 7.625%, 02/15/25(b)	1,675,000	1,549,375
Avaya, Inc., 7.000%, 04/01/19(b)(c)	750,000	555,000
Avaya, Inc., 9.000%, 04/01/19(b)	2,565,000	1,968,638
CenturyLink, Inc., Series V, 5.625%, 04/01/20	2,075,000	2,051,656

See Notes to Schedules of Portfolio Investments.

DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,685,000	2,255,400
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	1,815,000	1,665,263
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	9,304,000	8,094,480
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,692,500
Sprint Capital Corp., 6.875%, 11/15/28	3,840,000	2,678,400
Sprint Capital Corp., 8.750%, 03/15/32	4,780,000	3,585,000
Sprint Communications, Inc., 11.500%, 11/15/21	3,740,000	3,440,800
Sprint Corp., 7.875%, 09/15/23	2,270,000	1,704,770
T-Mobile USA, Inc., 6.500%, 01/15/24	1,930,000	1,968,600
T-Mobile USA, Inc., 6.542%, 04/28/20	1,655,000	1,725,338
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	5,047,437
ViaSat, Inc., 6.875%, 06/15/20	5,985,000	6,209,437
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	5,335,000	5,041,575

		61,008,994

Transportation 1.4%
Eletson Holdings, 9.625%, 01/15/22(b)	2,705,000	2,407,450
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	3,035,000	2,777,025
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,045,000	2,750,600

		7,935,075

Trucking & Leasing 0.3%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,600,000

Total Corporate Bonds (Cost $530,884,698)		485,239,553

Convertible Preferred Stock 0.2%
Telecommunication Services 0.2%
T-Mobile US, Inc., 5.500%, 12/15/17	14,325	969,946

Total Convertible Preferred Stock (Cost $716,250)		969,946

Common Stock 0.1%
Telecommunication Services 0.1%
NII Holding, Inc.*(c)	174,597	881,715

Total Common Stock (Cost $2,946,330)		881,715

Money Market Funds 18.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(f)	48,738,955	48,738,955
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(f)(g)	56,330,222	56,330,222

Total Money Market Funds (Cost $105,069,177)		105,069,177

Total Investments (Cost $664,440,575) — 108.6%		609,902,092
Liabilities in Excess of Other Assets — (8.6)%		(48,176,346)

Net Assets — 100.0%		$561,725,746

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 42.2% of net assets as of December 31, 2015.
(c)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $55,065,286.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Perpetual maturity.
(f)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

See Notes to Schedules of Portfolio Investments.

(g)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $57,348,669. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,018,447. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 88.8%
Alabama 2.5%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,710,100
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	3,137,550
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,460,430

		16,308,080

Alaska 7.3%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,486,160
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	11,563,900
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	5,650,000	6,560,045
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,511,500

		47,121,605

Arizona 1.4%
Salt River Project Agricultural Improvement & Power District, Series A, RB, 5.000%, 12/01/36	7,500,000	8,877,750

California 17.5%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,000,220
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,201,900
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/35	2,000,000	2,309,000
California State, GO, 5.000%, 08/01/29	8,500,000	10,268,255
California State, GO, 5.000%, 08/01/35	1,500,000	1,782,600
California State, GO, 5.000%, 03/01/45	3,000,000	3,472,410
California State, GO, 5.000%, 08/01/45	5,500,000	6,400,185
California State, GO, 6.500%, 04/01/33(b)	24,500,000	28,772,065
Contra Costa Transportation Authority, Series A, RB, 5.000%, 03/01/33	2,300,000	2,776,744
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	3,215,282
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	2,225,000	2,554,634
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	1,500,000	1,503,060
San Diego Unified School District, Series G, GO, 5.000%, 07/01/40(c)	3,000,000	3,522,060
San Francisco Bay Area Rapid Transit District, Series D, GO, 5.000%, 08/01/32	7,610,000	9,287,472
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,530,600
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,470,280
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,567,600
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,893,692

		112,528,059

Delaware 0.6%
Delaware Transportation Authority, RB, 5.000%, 06/01/45	1,750,000	2,013,533
Delaware Transportation Authority, RB, 5.000%, 06/01/55	1,750,000	1,973,965

		3,987,498

See Notes to Schedules of Portfolio Investments.

District of Columbia 1.5%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,303,040

Florida 7.2%
Florida State, Series D, GO, 5.000%, 06/01/18	5,000,000	5,490,200
Florida State, Series F, GO, 5.000%, 06/01/28	2,150,000	2,644,048
Miami Beach FL Resort Tax, RB, 5.000%, 09/01/40	10,000,000	11,432,400
Miami Beach FL Resort Tax, RB, 5.000%, 09/01/45	3,000,000	3,408,390
Miami Beach Redevelopment Agency, 5.000%, 02/01/32	2,500,000	2,831,525
Miami Beach Redevelopment Agency, 5.000%, 02/01/33	1,500,000	1,694,355
Miami Beach Redevelopment Agency, 5.000%, 02/01/34	2,470,000	2,782,529
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,238,460
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,366,900
Orlando FL Capital Improvement Special, Series B, RB, 5.000%, 10/01/46	5,000,000	5,659,950
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/34	3,785,000	4,497,678

		46,046,435

Georgia 4.0%
Gwinnett County School District, GO, 5.000%, 02/01/35	11,000,000	13,267,870
Municipal Electric Authority of Georgia, 5.000%, 01/01/34	1,405,000	1,631,205
Municipal Electric Authority of Georgia, 5.000%, 01/01/35	1,000,000	1,153,320
Sandy Springs Public Facilities Authority, RB, 5.000%, 05/01/41	8,160,000	9,640,306

		25,692,701

Guam 0.2%
Guam Power Authority, Series A, RB, 5.000%, 10/01/28	1,000,000	1,137,190

Hawaii 1.5%
University of Hawaii, Series E, RB, 5.000%, 10/01/32(c)	8,000,000	9,478,000

Illinois 3.9%
Chicago O’Hare International Airport, AMT, RB, 4.000%, 01/01/27	2,730,000	2,846,189
Chicago O’Hare International Airport, RB, 5.000%, 01/01/31	9,080,000	10,472,146
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	4,080,000	4,670,947
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	4,807,635
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,293,320

		25,090,237

Kansas 5.0%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,980,019
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,142,800

		32,122,819

Louisiana 0.3%
New Orleans LA Sewerage Service Revenue, RB, 5.000%, 06/01/31	1,650,000	1,899,926

Maryland 2.7%
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,299,277
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	7,125,016
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	6,172,400

		17,596,693

Massachusetts 7.3%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,494,059
Commonwealth of Massachusetts, Series E, GO, 4.000%, 09/01/39	10,000,000	10,566,500
Commonwealth of Massachusetts, Series E, GO, 4.000%, 09/01/41	12,000,000	12,588,480
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/36	5,000,000	5,931,350
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/37	2,500,000	2,956,400

See Notes to Schedules of Portfolio Investments.

Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	4,045,000	4,734,956
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,749,297

		47,021,042

Michigan 3.0%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,379,840
University of Michigan, RB, 5.000%, 04/01/36	3,000,000	3,617,100

		18,996,940

Missouri 1.2%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/35	1,500,000	1,796,580
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/36	5,000,000	5,965,750

		7,762,330

New York 7.1%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	5,939,255
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,046,193
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,396,775
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,421,900
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	3,026,975
Port Authority of New York & New Jersey, RB, 5.000%, 10/15/41	5,000,000	5,824,150

		45,655,248

North Carolina 0.3%
North Carolina State, Series C, GO, 5.000%, 05/01/18	1,880,000	2,058,186

Ohio 1.5%
Columbus OH Sewerage Revenue, 5.000%, 06/01/29	2,000,000	2,485,400
Columbus OH Sewerage Revenue, 5.000%, 06/01/30	1,500,000	1,852,215
Ohio State Water Development Authority Water Pollution Control Revenue, Series B, 5.000%, 12/01/28(c)	4,140,000	5,137,864

		9,475,479

Pennsylvania 2.9%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,073,975
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,661,520
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,837,600

		18,573,095

Texas 6.9%
Austin, GO, 5.000%, 09/01/32	2,850,000	3,450,210
Central Texas Regional Mobility Authority, RB, 5.000%, 01/01/40	1,500,000	1,666,425
Clint Independent School District, GO, 5.000%, 08/15/40, PSF-GTD	2,000,000	2,341,220
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,317,474
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,688,620
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	7,524,083
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,340,900
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	5,000,000	5,824,800

		44,153,732

See Notes to Schedules of Portfolio Investments.

Virginia 0.7%
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/19	1,240,000	1,394,281
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/21	2,755,000	3,233,047

		4,627,328

Washington 2.3%
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,060,574
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,301,837
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,492,874

		14,855,285

Total Municipal Bonds (Cost $537,454,096)		570,368,698

Money Market Fund 13.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	84,011,701	84,011,701

Total Money Market Fund (Cost $84,011,701)		84,011,701

Total Investments (Cost $621,465,797) — 101.9%		654,380,399
Liabilities in Excess of Other Assets — (1.9)%		(12,318,096)

Net Assets — 100.0%		$642,062,303

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2015.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 34.4%
Auto Floor Plan 4.0%
Nissan Master Owner Trust Receivables, Series 2013-A, Cl A, 0.631%, 02/15/18(a)	265,000	265,000

Automobiles 7.5%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2B, 0.556%, 10/10/17(a)	41,575	41,561
Fifth Third Auto Trust, Series 2015-1, Cl A2B, 0.881%, 05/15/18(a)	270,000	270,102
Harley-Davidson Motorcycle Trust, Series 2014-1, Cl A2B, 0.501%, 04/15/18(a)	188,008	187,828

		499,491

Credit Card 21.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.781%, 02/15/19(a)	400,000	397,793
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.691%, 12/16/19(a)	300,000	299,709
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.801%, 07/15/22(a)	300,000	297,386
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.631%, 08/17/20(a)	400,000	399,307

		1,394,195

Student Loan Asset Backed Security 1.9%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.672%, 09/25/19(a)	126,517	125,227

Total Asset-Backed Securities (Cost $2,288,189)		2,283,913

Collateralized Mortgage Obligations 46.8%
Agency Collateralized Mortgage Obligations 39.8%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.531%, 03/15/24(a)	948,769	952,166
Series 4231, Cl FD, REMIC, 0.681%, 10/15/32(a)	763,125	763,610

		1,715,776

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.722%, 11/25/24(a)	710,023	711,818
Series 2005-107, Cl PF, 0.872%, 11/25/32(a)	158,327	158,435
Series 2010-90, Cl MF, 0.822%, 04/25/28(a)	55,780	55,802

		926,055

Commercial Mortgage Backed Securities 7.0%
Federal Home Loan Mortgage Corporation
Series KF05, Cl A, 0.542%, 09/25/21(a)	474,332	469,705

Total Collateralized Mortgage Obligations (Cost $3,102,976)		3,111,536

U.S. Government Agency Mortgages 15.7%
Federal National Mortgage Association
Pool #AM6261, 0.412%, 07/01/19(a)	620,000	619,822
Pool #AM7028, 0.432%, 10/01/19(a)	420,000	419,825

Total U.S. Government Agency Mortgages (Cost $1,039,023)		1,039,647

See Notes to Schedules of Portfolio Investments.

Money Market Fund 3.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(b)	204,177	204,177

Total Money Market Fund (Cost $204,177)		204,177

Total Investments (Cost $6,634,365) — 100.0%		6,639,273
Other Assets in Excess of Liabilities — 0.0%(c)		3,000

Net Assets — 100.0%		$6,642,273

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviation

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.1%
Alabama 0.9%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	228,435

Guam 4.6%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,138,020
Territory of Guam, Series D, RB, 5.000%, 11/15/39	100,000	112,071

		1,250,091

North Carolina 86.3%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,158,010
Charlotte Airport Revenue, Series B, AMT, RB, 5.500%, 07/01/23	700,000	804,125
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,186,445
Charlotte Water & Sewer System, RB, 5.000%, 07/01/40	1,000,000	1,186,990
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,131,450
Iredell County, COP, 5.000%, 06/01/17, AMBAC	1,020,000	1,039,717
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	1,000,000	1,104,980
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,149,420
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,000,000	1,092,880
North Carolina Infrastructure Finance Corp., Series A, COP, 5.000%, 02/01/24, Pre-refunded 02/01/2017 @ 100, AGM	1,000,000	1,047,060
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	1,500,000	1,725,240
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	1,000,000	1,099,200
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,950,000	2,068,735
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,000,000	1,118,630
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	1,000,000	1,175,880
Pitt County, RB, 5.000%, 04/01/28	1,000,000	1,202,310
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/24	1,000,000	1,259,530
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45	1,500,000	1,726,305
Wake County, Series A, GO, 4.000%, 02/01/27	1,000,000	1,117,600

		23,394,507

South Carolina 3.3%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	899,625

Total Municipal Bonds (Cost $24,194,940)		25,772,658

Money Market Fund 3.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	1,021,633	1,021,633

Total Money Market Fund (Cost $1,021,633)		1,021,633

Total Investments (Cost $25,216,573) — 98.9%		26,794,291
Other Assets in Excess of Liabilities — 1.1%		300,770

Net Assets — 100.0%		$27,095,061

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 8.7%
Automobiles 0.8%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	43,802	43,775
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	137,768	137,541
Nissan Auto Lease Trust, Series 2015-A, Cl A2A, 0.990%, 11/15/17	240,593	240,230

		421,546

Credit Card 4.8%
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	490,000	486,678
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.681%, 03/16/20(a)	627,000	625,802
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A, 1.480%, 07/15/20	325,000	325,060
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	312,000	310,235
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	498,571
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.631%, 08/17/20(a)	272,000	271,529

		2,517,875

Other 2.6%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	239,182	238,239
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Cl A4, 5.170%, 08/01/19	89,537	91,809
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	161,263	160,822
FirstEnergy Ohio PIRB Special Purpose Trust, Series 2013-1, Cl A2, 1.726%, 01/15/22	440,000	438,502
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	422,941	421,763
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	14,479	14,701

		1,365,836

Student Loan Asset Backed Security 0.5%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.672%, 09/25/19(a)	246,709	244,193

Total Asset-Backed Securities (Cost $4,563,981)		4,549,450

Collateralized Mortgage Obligations 10.1%
Commercial Mortgage Backed Securities 10.1%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	33,550	33,429

Commercial Mortgage Trust
Series 2012-9W57, Cl A, 2.365%, 02/10/29(b)	500,000	503,263
Series 2013-CR9, Cl A1, 1.344%, 07/10/45	288,822	287,844

		791,107

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Cl A3, 5.311%, 12/15/39	522,100	527,565

GS Mortgage Securities Trust
Series 2012-GCJ7, Cl A2, 2.318%, 05/10/45	385,000	386,956
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	52,283	52,090

		439,046

See Notes to Schedules of Portfolio Investments.

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(b)	780,000	797,267
Series 2011-C3, Cl A3, 4.388%, 02/15/46(b)	325,000	338,747
Series 2013-C13, Cl A1, 1.303%, 01/15/46	269,102	268,253

		1,404,267

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	416,295	412,543
Series 2014-C14, Cl A1, 1.250%, 02/15/47	126,773	125,565

		538,108

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	198,743

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	600,000	597,868
Series 2012-C8, Cl A2, 1.881%, 08/15/45	785,731	785,512

		1,383,380

Total Collateralized Mortgage Obligations (Cost $5,350,468)		5,315,645

Corporate Bonds 37.6%
Aerospace/Defense 2.2%
Boeing Co. (The), 0.447%, 10/30/17(a)	530,000	528,669
L-3 Communications Corp., 1.500%, 05/28/17	379,000	374,305
Lockheed Martin Corp., 1.850%, 11/23/18	265,000	264,531

		1,167,505

Auto Manufacturers 0.8%
PACCAR Financial Corp., 1.052%, 12/06/18, MTN(a)	200,000	200,392
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	239,000	237,486

		437,878

Banks 11.4%
Bank of America Corp., 3.625%, 03/17/16, MTN	835,000	839,295
Citigroup, Inc., 1.350%, 03/10/17	541,000	538,998
Credit Suisse New York, 1.375%, 05/26/17, MTN	845,000	841,008
Fifth Third Bank, 0.900%, 02/26/16	215,000	214,999
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	783,000	843,273
ING Bank NV, 1.800%, 03/16/18(b)	414,000	412,952
JPMorgan Chase & Co., 6.125%, 06/27/17	558,000	590,908
Lloyds Bank PLC, 1.750%, 05/14/18	543,000	541,828
UBS AG/Stamford CT, 1.800%, 03/26/18, MTN	383,000	382,359
Wells Fargo & Co., 1.250%, 07/20/16, MTN	740,000	741,169

		5,946,789

Biotechnology 0.6%
Celgene Corp., 2.125%, 08/15/18	309,000	309,068

Commercial Services 1.2%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	632,000	631,698

Computers 1.0%
Apple, Inc., 1.050%, 05/05/17	266,000	266,156
Hewlett Packard Enterprise Co., 2.850%, 10/05/18(b)	257,000	256,857

		523,013

Diversified Financial Services 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17	150,000	149,062
Air Lease Corp., 2.625%, 09/04/18	266,000	262,931
American Express Credit Corp., 1.300%, 07/29/16	916,000	917,674

		1,329,667

See Notes to Schedules of Portfolio Investments.

Electric 0.3%
Duke Energy Corp., 0.992%, 04/03/17(a)	141,000	140,532

Healthcare - Products 1.5%
Becton Dickinson and Co., 1.800%, 12/15/17	265,000	264,615
Medtronic, Inc., 1.500%, 03/15/18	498,000	497,711

		762,326

Healthcare - Services 0.7%
UnitedHealth Group, Inc., 1.875%, 11/15/16	349,000	351,802

Insurance 2.7%
Berkshire Hathaway, Inc., 1.900%, 01/31/17	596,000	601,171
MetLife, Inc., 6.750%, 06/01/16	800,000	818,325

		1,419,496

Machinery-Diversified 1.0%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	528,000	525,877

Oil & Gas 3.9%
BP Capital Markets PLC, 3.200%, 03/11/16	325,000	326,573
Chevron Corp., 1.365%, 03/02/18	552,000	547,583
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	602,000	594,491
Exxon Mobil Corp., 1.305%, 03/06/18	553,000	552,121

		2,020,768

Oil & Gas Services 0.9%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	461,000	459,285

Pharmaceuticals 0.6%
AbbVie, Inc., 1.800%, 05/14/18	318,000	316,536

Pipelines 1.3%
Columbia Pipeline Group, Inc., 2.450%, 06/01/18(b)	280,000	273,761
Kinder Morgan, Inc., 2.000%, 12/01/17	269,000	259,180
Spectra Energy Partners LP, 2.950%, 09/25/18	158,000	155,244

		688,185

Retail 0.6%
CVS Health Corp., 1.900%, 07/20/18	306,000	305,817

Semiconductors 1.2%
Intel Corp., 1.350%, 12/15/17	429,000	429,571
TSMC Global Ltd., 1.625%, 04/03/18(b)	200,000	196,025

		625,596

Software 0.5%
Fidelity National Information Services, Inc., 2.850%, 10/15/18	276,000	276,974

Telecommunication Services 1.6%
American Tower Corp., 4.500%, 01/15/18	225,000	234,651
AT&T, Inc., 5.500%, 02/01/18	488,000	521,666
Verizon Communications, Inc., 2.500%, 09/15/16	97,000	97,757

		854,074

Transportation 1.1%
Canadian National Railway Co., 0.532%, 11/14/17(a)	554,000	549,568

Total Corporate Bonds (Cost $19,706,523)		19,642,454

See Notes to Schedules of Portfolio Investments.

Municipal Bonds 2.0%
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A3, RB, 3.450%, 02/01/22	515,000	530,846

New Jersey 1.0%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	530,000	529,380

Total Municipal Bonds (Cost $1,069,272)		1,060,226

U.S. Government Agency Mortgages 10.5%
Federal Home Loan Mortgage Corporation
Pool #J06026, 5.500%, 11/01/20	111,730	115,141
Pool #G14525, 2.500%, 08/01/22	221,697	226,138
Pool #J22421, 2.000%, 02/01/23	149,799	150,462
Pool #J23435, 2.500%, 04/01/23	575,775	587,316
Pool #J28472, 3.000%, 06/01/24	1,243,797	1,288,825

		2,367,882

Federal National Mortgage Association
Pool #958815, 4.506%, 06/01/19	361,000	376,552
Pool #AL5640, 2.277%, 08/01/44(a)	287,730	293,604
Pool #AX3644, 2.398%, 10/01/44(a)	347,768	355,637
Pool #AX2167, 2.482%, 11/01/44(a)	1,507,332	1,541,812
Pool #AX5937, 2.581%, 11/01/44(a)	536,321	549,487

		3,117,092

Total U.S. Government Agency Mortgages (Cost $5,456,493)		5,484,974

U.S. Treasury Obligations 30.4%
U.S. Treasury Notes 30.4%
0.750%, 12/31/17	1,601,000	1,590,181
1.375%, 07/31/18	3,877,000	3,891,841
1.250%, 10/31/18	10,409,000	10,394,365

Total U.S. Treasury Obligations (Cost $15,941,503)		15,876,387

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(c)	146,624	146,624

Total Money Market Fund (Cost $146,624)		146,624

Total Investments (Cost $52,234,864) — 99.6%		52,075,760
Other Assets in Excess of Liabilities — 0.4%		184,345

Net Assets — 100.0%		$52,260,105

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.5% of net assets as of December 31, 2015.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 90.1%
Alabama 3.1%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,408,450

Arizona 4.6%
Arizona Department of Transportation State Highway Fund Revenue, RB, 5.000%, 07/01/25, Pre-refunded 07/01/2016 @ 100	1,000,000	1,023,410
Phoenix Civic Improvement Corp., Series B, RB, 5.000%, 07/01/16	1,000,000	1,023,310

		2,046,720

California 7.6%
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	217,648
California State, GO, 5.000%, 08/01/17	1,000,000	1,067,440
California State, GO, 5.000%, 08/01/20	500,000	582,840
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,503,060

		3,370,988

District of Columbia 2.5%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,134,830

Illinois 3.7%
Chicago O’Hare International Airport, RB, 5.000%, 01/01/19	1,500,000	1,659,030

Indiana 2.3%
Indiana University, Series R, RB, 5.000%, 08/01/16, AMBAC	1,000,000	1,026,990

Maine 4.3%
Maine Municipal Bond Bank, Series D, RB, 5.000%, 11/01/18	1,720,000	1,904,023

Maryland 6.0%
Maryland State, Series A, GO, 5.000%, 11/01/16	1,000,000	1,037,870
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23	500,000	545,385
Montgomery County, Series A, GO, 5.000%, 07/01/17	1,040,000	1,106,456

		2,689,711

Michigan 3.8%
University of Michigan, Series A, RB, 0.010%, 04/01/38(a)	1,700,000	1,700,000

Missouri 3.0%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,319,795

Nevada 2.4%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,058,480

North Carolina 2.5%
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18	1,000,000	1,113,920

Ohio 4.5%
Crawford County, RB, 1.430%, 11/01/17	2,000,000	1,995,280

See Notes to Schedules of Portfolio Investments.

Rhode Island 7.1%
Rhode Island Health & Educational Building Corp., RB, 4.000%, 05/15/20, AGM, ST APPROP	750,000	818,797
State of Rhode Island, GO, 5.000%, 08/01/18	2,150,000	2,359,195

		3,177,992

South Carolina 4.2%
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.000%, 12/01/16	750,000	779,880
South Carolina State Public Service Authority, Series C, RB, 5.000%, 12/01/17	1,000,000	1,076,630

		1,856,510

Texas 19.3%
Arlington Higher Education Finance Corp., RB, 2.000%, 02/15/16, PSF-GTD	500,000	501,005
Harris County, Series A, GO, 5.000%, 10/01/18	1,000,000	1,106,190
Metropolitan Transit Authority of Harris County, Series A, RB, 5.000%, 08/15/18	1,255,000	1,383,914
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	206,988
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	210,722
Nueces River Authority, RB, 3.000%, 07/15/17	1,000,000	1,031,430
Plano, GO, 5.000%, 09/01/18	1,000,000	1,101,630
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18	3,000,000	3,053,760

		8,595,639

Virginia 4.2%
Chesterfield County, GO, 4.000%, 01/01/17, State Aid Withholding	1,795,000	1,856,856

Washington 5.0%
Port of Seattle, AMT, GO, 5.250%, 12/01/20	1,030,000	1,208,787
Snohomish County Public Utility District No. 1, RB, 5.000%, 12/01/16	1,000,000	1,041,250

		2,250,037

Total Municipal Bonds (Cost $40,090,954)		40,165,251

Money Market Fund 8.9%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	3,982,662	3,982,662

Total Money Market Fund (Cost $3,982,662)		3,982,662

Total Investments (Cost $44,073,616) — 99.0%		44,147,913
Other Assets in Excess of Liabilities — 1.0%		429,584

Net Assets — 100.0%		$44,577,497

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 2.3%
Credit Card 1.1%
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	8,995,000	9,005,208
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.801%, 07/15/22(a)	2,851,000	2,826,162

		11,831,370

Other 1.2%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(b)	6,123,725	6,104,976
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	4,413,225	4,539,583
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A2, 2.049%, 07/01/20	2,895,000	2,899,092

		13,543,651

Total Asset-Backed Securities (Cost $25,365,850)		25,375,021

Collateralized Mortgage Obligations 4.7%
Commercial Mortgage Backed Securities 4.7%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(b)	3,057,000	3,039,767

Federal Home Loan Mortgage Corporation
Series KP02, Cl A2, 2.355%, 04/25/21(a)	7,130,000	7,207,803
Series KS03, Cl A4, 3.161%, 05/25/25	3,337,000	3,363,747

		10,571,550

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	8,728,000	8,969,993
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	3,010,000	2,959,034
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	2,890,000	2,868,189

		14,797,216

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(b)	3,822,000	4,102,672

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(b)	1,790,000	1,827,197

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	4,815,000	4,908,352

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	2,126,000	2,290,599

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(b)	3,315,000	3,440,648

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(b)	2,900,000	2,987,741

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.572%, 03/15/44(a)(b)	4,794,367	4,951,645

Total Collateralized Mortgage Obligations (Cost $53,359,502)		52,917,387

See Notes to Schedules of Portfolio Investments.

Bank Loan 0.0%(c)
Information Technology 0.0%(c)
Semiconductor Components Industries, LLC, Term Loan A, 2.076%, 01/04/16(a)(d)	252,656	246,340

Total Bank Loan (Cost $244,582)		246,340

Corporate Bonds 24.1%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	1,092,000	1,037,299
Lockheed Martin Corp., 4.700%, 05/15/46	1,863,000	1,908,403

		2,945,702

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	2,346,000	2,344,147

Airlines 1.1%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	4,661,113	4,917,474
American Airlines Pass Through Trust, Series 2015-2, 3.600%, 09/22/27	1,887,000	1,905,870
Delta Air Lines Pass Through Trust, Series 2015-1, 3.625%, 07/30/27	885,000	896,063
Southwest Airlines Co., 2.650%, 11/05/20	1,717,000	1,708,272
Spirit Airlines Pass Through Trust, Series 2015-1, 4.100%, 04/01/28	1,820,000	1,792,700
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	1,362,272	1,392,924

		12,613,303

Auto Manufacturers 1.1%
Daimler Finance North America LLC, 2.250%, 03/02/20(b)	1,622,000	1,585,623
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	700,000	697,411
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,660,000	1,743,656
General Motors Co., 5.200%, 04/01/45	5,520,000	5,176,258
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(b)	1,361,000	1,335,366
Volkswagen International Finance, 2.375%, 03/22/17(b)	1,539,000	1,531,250

		12,069,564

Auto Parts & Equipment 0.7%
Delphi Automotive PLC, 4.250%, 01/15/26	2,014,000	2,022,978
Lear Corp., 4.750%, 01/15/23	1,338,000	1,344,690
Magna International, Inc., 4.150%, 10/01/25	4,038,000	4,110,866

		7,478,534

Banks 4.4%
Bank of America Corp., 1.700%, 08/25/17, MTN	3,033,000	3,024,329
Bank of America NA, 1.750%, 06/05/18	1,300,000	1,291,642
Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22(b)	3,366,000	3,363,344
Discover Bank, 3.100%, 06/04/20	2,798,000	2,804,349
Huntington National Bank(The), 1.300%, 11/20/16	1,869,000	1,867,753
ING Bank NV, 1.800%, 03/16/18(b)	1,452,000	1,448,324
JPMorgan Chase & Co., 2.250%, 01/23/20	3,742,000	3,681,308
KeyCorp, 2.900%, 09/15/20, MTN	2,118,000	2,110,038
Lloyds Bank PLC, 2.700%, 08/17/20	2,237,000	2,252,807
Morgan Stanley, 2.650%, 01/27/20	2,379,000	2,372,531
Morgan Stanley, 3.950%, 04/23/27	1,498,000	1,453,927
Morgan Stanley, 4.300%, 01/27/45	6,246,000	5,959,359
Regions Bank, 2.250%, 09/14/18	1,095,000	1,093,849
Santander UK Group Holdings PLC, 4.750%, 09/15/25(b)	4,174,000	4,118,932
UBS AG, 2.375%, 08/14/19, MTN	4,079,000	4,074,228
US Bancorp, 3.600%, 09/11/24, MTN	3,148,000	3,198,979
US Bancorp, Series I, 5.125%(a)(e)	1,951,000	1,960,170
US Bank NA, 1.100%, 01/30/17	2,968,000	2,963,714

		49,039,583

See Notes to Schedules of Portfolio Investments.

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	2,020,000	2,035,560

Biotechnology 0.4%
Biogen, Inc., 5.200%, 09/15/45	1,850,000	1,850,699
Celgene Corp., 4.625%, 05/15/44	1,038,000	980,481
Celgene Corp., 5.000%, 08/15/45	1,217,000	1,221,732

		4,052,912

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	935,000	946,376
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	1,167,000	1,167,439
ERAC USA Finance LLC, 4.500%, 02/15/45(b)	1,078,000	1,002,441
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,149,000	1,258,897

		4,375,153

Computers 0.5%
Apple, Inc., 3.200%, 05/13/25	3,568,000	3,611,183
Hewlett Packard Enterprise Co., 6.350%, 10/15/45(b)	1,725,000	1,637,615

		5,248,798

Diversified Financial Services 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17	3,486,000	3,464,213
Air Lease Corp., 2.625%, 09/04/18	5,155,000	5,095,516
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,487,000	1,503,149
General Electric Capital Corp., 3.450%, 05/15/24, MTN	2,615,000	2,703,458
Lazard Group LLC, 3.750%, 02/13/25	5,127,000	4,730,421
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,291,000	1,299,949
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,836,000	1,818,633

		20,615,339

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,331,000	1,552,138
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	469,179
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,268,569
FirstEnergy Transmission LLC, 5.450%, 07/15/44(b)	4,376,000	4,406,772

		7,696,658

Healthcare - Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	964,000	972,590
Medtronic, Inc., 3.500%, 03/15/25	730,000	735,964
Medtronic, Inc., 4.625%, 03/15/45	2,024,000	2,087,663

		3,796,217

Healthcare - Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,842,000	1,912,969

Insurance 0.4%
ACE INA Holdings, Inc., 4.350%, 11/03/45	1,114,000	1,131,971
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,212,000	2,421,592
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	1,080,000	1,138,783

		4,692,346

Media 0.7%
CCO Safari II LLC, 6.484%, 10/23/45(b)	1,991,000	1,994,263
Comcast Corp., 4.650%, 07/15/42	5,267,000	5,359,699
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	750,000	739,358

		8,093,320

See Notes to Schedules of Portfolio Investments.

Mining 1.2%
Barrick(PD) Australia Finance Property Ltd., 4.950%, 01/15/20	519,000	513,795
Barrick(PD) Australia Finance Property Ltd., 5.950%, 10/15/39	4,512,000	3,079,363
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	1,083,000	804,400
Barrick North America Finance LLC, 5.750%, 05/01/43	2,511,000	1,816,118
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	1,801,000	1,618,746
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	5,782,955

		13,615,377

Miscellaneous Manufacturer 0.4%
3M Co., 1.375%, 09/29/16	971,000	973,482
General Electric Co., 2.700%, 10/09/22	1,444,000	1,437,945
General Electric Co., 4.125%, 10/09/42	1,142,000	1,115,491
General Electric Co., 5.250%, 12/06/17	1,036,000	1,106,121

		4,633,039

Oil & Gas 1.7%
BP Capital Markets PLC, 2.248%, 11/01/16	2,052,000	2,069,721
Ensco PLC, 4.500%, 10/01/24(f)	1,419,000	976,798
Ensco PLC, 5.200%, 03/15/25(f)	1,445,000	1,028,365
Ensco PLC, 5.750%, 10/01/44(f)	2,369,000	1,561,624
Exxon Mobil Corp., 1.912%, 03/06/20	2,976,000	2,951,124
Marathon Petroleum Corp., 3.625%, 09/15/24	442,000	411,871
Marathon Petroleum Corp., 5.000%, 09/15/54	3,017,000	2,416,448
Shell International Finance BV, 3.250%, 05/11/25	3,302,000	3,222,669
Woodside Finance Ltd., 3.650%, 03/05/25(b)	1,995,000	1,766,989
Woodside Finance Ltd., 4.600%, 05/10/21(b)	2,643,000	2,679,405

		19,085,014

Oil & Gas Services 0.8%
FMC Technologies, Inc., 3.450%, 10/01/22	656,000	574,927
Schlumberger Holdings Corp., 3.000%, 12/21/20(b)	2,187,000	2,158,746
Schlumberger Holdings Corp., 4.000%, 12/21/25(b)	4,297,000	4,240,190
Schlumberger Investment SA, 3.300%, 09/14/21(b)	1,659,000	1,658,726

		8,632,589

Pharmaceuticals 0.5%
AbbVie, Inc., 3.600%, 05/14/25	2,751,000	2,715,058
Express Scripts Holding Co., 2.650%, 02/15/17	1,560,000	1,575,321
Novartis Securities Investment Ltd., 5.125%, 02/10/19	969,000	1,062,387

		5,352,766

Pipelines 1.0%
Boardwalk Pipelines LP, 4.950%, 12/15/24	650,000	565,194
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(b)	1,736,000	1,524,003
Enterprise Products Operating LLC, 3.350%, 03/15/23	383,000	346,331
Enterprise Products Operating LLC, 4.850%, 03/15/44	930,000	752,956
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,583,000
Phillips 66 Partners LP, 3.605%, 02/15/25	468,000	402,592
Phillips 66 Partners LP, 4.680%, 02/15/45	595,000	439,856
Western Gas Partners LP, 3.950%, 06/01/25	3,181,000	2,669,597
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	1,861,000	1,508,648

		10,792,177

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	1,779,000	1,738,820
American Tower Corp., 5.000%, 02/15/24	3,313,000	3,506,870
Digital Realty Trust LP, 3.950%, 07/01/22	3,127,000	3,105,114

		8,350,804

Retail 0.9%
CVS Health Corp., 5.125%, 07/20/45	1,738,000	1,830,863
Home Depot, Inc.(The), 2.625%, 06/01/22	2,008,000	2,005,902
Kohl’s Corp., 5.550%, 07/17/45	1,201,000	1,117,767
Wal-Mart Stores, Inc., 1.125%, 04/11/18	5,246,000	5,224,103

		10,178,635

See Notes to Schedules of Portfolio Investments.

Semiconductors 0.9%
Analog Devices, Inc., 5.300%, 12/15/45	3,949,000	4,068,374
Intel Corp., 1.950%, 10/01/16	1,031,000	1,037,434
Intel Corp., 4.900%, 07/29/45	1,677,000	1,772,525
TSMC Global Ltd., 1.625%, 04/03/18(b)	3,589,000	3,517,669

		10,396,002

Software 0.8%
Fidelity National Information Services, Inc., 4.500%, 10/15/22	2,243,000	2,283,112
Oracle Corp., 1.200%, 10/15/17	1,341,000	1,341,711
Oracle Corp., 2.375%, 01/15/19	1,638,000	1,663,292
Oracle Corp., 4.125%, 05/15/45	3,710,000	3,517,766

		8,805,881

Telecommunication Services 1.4%
AT&T, Inc., 2.375%, 11/27/18	2,349,000	2,365,004
AT&T, Inc., 4.350%, 06/15/45	886,000	757,947
AT&T, Inc., 4.750%, 05/15/46	2,192,000	2,006,986
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	3,187,000	3,127,769
Cisco Systems, Inc., 2.125%, 03/01/19	2,111,000	2,129,119
Cisco Systems, Inc., 5.500%, 02/22/16	1,101,000	1,108,019
Crown Castle Towers LLC, 3.222%, 05/15/42(b)	1,465,000	1,445,457
Verizon Communications, Inc., 5.012%, 08/21/54	2,406,000	2,202,912

		15,143,213

Transportation 0.4%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	4,432,000	4,278,462

Total Corporate Bonds (Cost $276,339,349)		268,274,064

U.S. Government Agency Mortgages 27.0%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	4,926,918	5,152,212
Pool #C91768, 3.500%, 07/01/34	2,135,535	2,232,669
Pool #G01779, 5.000%, 04/01/35	353,699	390,042
Pool #G01837, 5.000%, 07/01/35	2,392,891	2,636,709
Pool #G01838, 5.000%, 07/01/35	317,609	350,433
Pool #G05326, 5.000%, 02/01/38	1,481,286	1,630,223
Pool #G04337, 5.500%, 04/01/38	379,372	422,676
Pool #G07135, 6.000%, 10/01/38	1,865,424	2,110,220
Pool #G08347, 4.500%, 06/01/39	2,955,748	3,188,484
Pool #G08353, 4.500%, 07/01/39	3,678,384	3,967,931
Pool #G06079, 6.000%, 07/01/39	886,412	999,835
Pool #A89148, 4.000%, 10/01/39	1,561,296	1,654,410
Pool #A89384, 4.000%, 10/01/39	207,577	219,956
Pool #G08372, 4.500%, 11/01/39	2,171,993	2,342,700
Pool #A93101, 5.000%, 07/01/40	972,396	1,067,821
Pool #G06061, 4.000%, 10/01/40	3,089,463	3,277,675
Pool #A95796, 4.000%, 12/01/40	1,293,737	1,370,948
Pool #A95822, 4.000%, 12/01/40	3,099,092	3,293,917
Pool #A97047, 4.500%, 02/01/41	453,958	489,704
Pool #Q04085, 3.500%, 10/01/41	163,754	169,075
Pool #G07491, 4.500%, 03/01/42	60,132	64,956
Pool #G08499, 3.000%, 07/01/42	1,222,455	1,223,280
Pool #Q10188, 3.500%, 08/01/42	698,504	719,922
Pool #849167, 2.958%, 10/01/43(a)	4,414,700	4,522,222
Pool #G60019, 4.500%, 03/01/44	9,024,625	9,763,155
Pool #Q29416, 4.000%, 11/01/44	2,323,420	2,461,032

See Notes to Schedules of Portfolio Investments.

Pool #Q31066, 4.000%, 02/01/45	1,255,820	1,331,822
Pool #Q31645, 4.000%, 02/01/45	6,201,441	6,568,748

		63,622,777

Federal National Mortgage Association
Pool #469852, 3.320%, 12/01/21	2,647,919	2,757,979
Pool #AM6855, 3.150%, 11/01/24	2,168,000	2,195,830
Pool #AM6979, 3.310%, 11/01/24	5,084,000	5,212,317
Pool #AM7421, 3.030%, 12/01/24	9,316,000	9,361,782
Pool #AM8927, 2.600%, 07/01/25	2,174,000	2,117,687
Pool #AN0081, 3.110%, 10/01/25	3,619,101	3,653,216
Pool #AN0818, 3.050%, 01/01/26(g)	923,000	922,132
Pool #AN0632, 3.210%, 01/01/26(g)	6,555,000	6,525,830
Pool #AP9592, 3.500%, 10/01/32	3,476,220	3,634,536
Pool #MA1630, 4.000%, 10/01/33	2,084,526	2,229,925
Pool #MA1763, 3.500%, 01/01/34	6,428,923	6,718,764
Pool #255458, 5.500%, 11/01/34	245,737	276,988
Pool #190370, 6.000%, 06/01/36	1,843,066	2,085,603
Pool #745950, 6.000%, 11/01/36	1,848,596	2,090,956
Pool #888128, 6.000%, 01/01/37	288,035	325,699
Pool #890248, 6.000%, 08/01/37	421,320	479,984
Pool #889529, 6.000%, 03/01/38	153,279	174,230
Pool #995724, 6.000%, 04/01/39	1,362,963	1,548,817
Pool #AE0814, 6.000%, 09/01/39	290,244	327,995
Pool #AC2817, 4.000%, 10/01/39	516,302	546,525
Pool #AX3605, 3.500%, 01/01/40	2,870,318	2,972,008
Pool #932441, 4.000%, 01/01/40	7,028,869	7,440,321
Pool #AC9564, 4.500%, 02/01/40	830,476	907,156
Pool #AL7497, 3.500%, 09/01/40	24,534,738	25,402,822
Pool #AD9725, 3.500%, 10/01/40	1,292,154	1,336,223
Pool #AE3860, 5.000%, 10/01/40	550,466	609,856
Pool #AE4414, 4.000%, 11/01/40	3,244,084	3,441,719
Pool #AE5143, 4.000%, 11/01/40	435,068	461,626
Pool #AE9284, 4.000%, 11/01/40	760,287	806,198
Pool #AH4161, 3.500%, 01/01/41	1,118,869	1,157,084
Pool #AB2071, 3.500%, 01/01/41	594,619	614,941
Pool #AL0215, 4.500%, 04/01/41	4,693,535	5,079,252
Pool #AB3274, 4.500%, 07/01/41	1,957,807	2,122,928
Pool #AB3865, 3.500%, 11/01/41	1,216,991	1,259,919
Pool #AT8263, 3.500%, 01/01/42	1,734,327	1,792,512
Pool #AW8154, 3.500%, 01/01/42	12,926,840	13,370,207
Pool #MA1044, 3.000%, 04/01/42	4,120,676	4,137,826
Pool #AB5188, 3.500%, 05/01/42	6,838,970	7,077,502
Pool #AP7874, 3.500%, 10/01/42	2,027,545	2,095,183
Pool #AT2016, 3.000%, 04/01/43	257,704	258,273
Pool #AT2721, 3.000%, 05/01/43	1,200,454	1,203,614
Pool #AL3657, 3.500%, 06/01/43	4,232,967	4,384,377
Pool #AS2037, 4.500%, 03/01/44	3,360,246	3,629,282
Pool #AL6223, 4.500%, 08/01/44	3,959,398	4,277,444
Pool #AL7378, 3.000%, 11/01/44(g)	10,034,299	10,066,919
Pool #AY2685, 4.500%, 01/01/45	801,494	871,147
Pool #AX8835, 2.801%, 02/01/45(a)	3,686,484	3,746,140
Pool #AZ7723, 4.500%, 10/01/45	1,152,607	1,250,716

		164,959,990

Government National Mortgage Association
Pool #MA0321, 5.000%, 08/20/42	578,269	631,543
Pool #666413, 4.000%, 09/15/43	1,588,732	1,703,982
Pool #MA2681, 5.000%, 03/20/45	2,592,383	2,821,010

See Notes to Schedules of Portfolio Investments.

Pool #AM2789, 3.500%, 04/15/45	3,526,581	3,675,359
Pool #AM8201, 4.000%, 05/15/45	934,354	999,098
Pool #AM9859, 4.000%, 05/15/45	638,504	679,922
Pool #AM0226, 4.000%, 05/15/45	1,274,807	1,355,745
Pool #AN7421, 4.000%, 06/15/45	1,623,558	1,733,252
Pool #AM9901, 4.000%, 06/15/45	1,851,660	1,970,919
Pool #AM9875, 4.000%, 06/15/45	1,732,177	1,847,186
Pool #AM9902, 4.000%, 06/15/45	1,888,671	2,006,741
Pool #AN6782, 4.000%, 06/15/45	1,097,591	1,164,944
Pool #AM7092, 4.500%, 06/15/45	2,598,363	2,809,896
Pool #626960, 3.500%, 07/15/45	4,646,149	4,862,724
Pool #AO3498, 4.000%, 07/15/45	931,369	991,271
Pool #AM8631, 4.000%, 07/15/45	2,538,492	2,699,929
Pool #AO3526, 4.000%, 07/15/45	651,158	693,517
Pool #AO3527, 4.000%, 07/15/45	623,832	664,426
Pool #AN5746, 4.000%, 07/15/45	2,315,015	2,465,421
Pool #AN5745, 4.000%, 07/15/45	3,522,445	3,756,746
Pool #AN9115, 4.000%, 07/15/45	809,640	861,250
Pool #AN5781, 4.000%, 07/15/45	1,910,120	2,034,150
Pool #AN5764, 4.000%, 07/15/45	1,438,355	1,534,170
Pool #AN5766, 4.000%, 07/15/45	1,584,787	1,687,892
Pool #AN6811, 4.000%, 07/15/45	1,147,278	1,220,230
Pool #AO0509, 3.500%, 08/15/45	3,675,595	3,835,840
Pool #626970, 3.500%, 08/15/45	2,243,405	2,348,047
Pool #AM9022, 4.000%, 08/15/45	1,143,989	1,216,769
Pool #AO3608, 4.000%, 08/15/45	7,354,223	7,833,141
Pool #AM9046, 4.500%, 08/15/45	1,565,872	1,694,574
Pool #AP5075, 4.000%, 09/15/45	1,073,053	1,155,842
Pool #AP5076, 4.000%, 09/15/45	1,141,589	1,229,653
Pool #AP5077, 4.000%, 09/15/45	1,014,460	1,092,802
Pool #AB5970, 4.000%, 10/15/45	2,582,329	2,759,734
Pool #AB5975, 4.000%, 11/15/45	2,342,066	2,503,515

		72,541,240

Total U.S. Government Agency Mortgages (Cost $298,981,674)		301,124,007

U.S. Treasury Obligations 39.2%
U.S. Treasury Bond 4.0%
2.875%, 08/15/45	46,279,000	44,946,674

U.S. Treasury Notes 35.2%
0.375%, 02/15/16	97,605,000	97,605,000
0.875%, 02/28/17(h)	48,768,000	48,787,068
0.625%, 09/30/17	33,079,000	32,850,292
1.250%, 10/31/18	39,216,000	39,160,862
1.500%, 10/31/19	21,028,000	20,962,288
1.375%, 02/29/20	46,785,000	46,247,721
2.250%, 11/15/25(f)	106,809,000	106,571,136

		392,184,367

Total U.S. Treasury Obligations (Cost $437,234,670)		437,131,041

Foreign Government Bonds 0.7%
Sovereign 0.7%
Argentina Bonar Bonds, 8.750%, 05/07/24	5,500,000	5,868,500
Mexico Government International Bond, 4.600%, 01/23/46	1,600,000	1,416,000

Total Foreign Government Bonds (Cost $7,295,685)		7,284,500

See Notes to Schedules of Portfolio Investments.

Money Market Funds 12.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(i)	33,866,098	33,866,098
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(i)(j)	100,707,942	100,707,942

Total Money Market Funds (Cost $134,574,040)		134,574,040

Total Investments (Cost $1,233,395,352) — 110.1%		1,226,926,400
Liabilities in Excess of Other Assets — (10.1)%		(112,482,341)

Net Assets — 100.0%		$1,114,444,059

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.6% of net assets as of December 31, 2015.
(c)	Less than 0.05% of Net Assets.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Perpetual maturity.
(f)	The security or a partial position of the security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015 was $98,339,745.
(g)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

Forward Foreign Currency Contracts

At December 31, 2015, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	JPMorgan	01/14/16	7,819,626	5,690,000	5,695,716	(5,716)
Chilean Peso	JPMorgan	01/15/16	3,983,571,350	5,701,078	5,615,399	85,679
Danish Krone	JPMorgan	02/05/16	72,417,422	10,937,535	10,554,968	382,567
Danish Krone	State Street	02/05/16	72,417,422	10,531,207	10,554,968	(23,761)
Euro	JPMorgan	01/25/16	41,813,775	45,689,327	45,463,740	225,587
Euro	JPMorgan	02/05/16	19,622,137	22,610,000	21,340,640	1,269,360
Japanese Yen	JPMorgan	01/22/16	1,369,283,037	11,290,000	11,396,488	(106,488)
South Korean Won	JPMorgan	02/23/16	6,876,045,000	5,840,620	5,857,155	(16,535)
Yuan Renminbi Offshore	JPMorgan	01/29/16	144,584,955	22,357,000	21,927,098	429,902
Yuan Renminbi Offshore	JPMorgan	03/24/16	74,879,450	11,300,000	11,271,901	28,099

Total Short Contracts				$151,946,767	$149,678,073	$2,268,694

See Notes to Schedules of Portfolio Investments.

Long:
Chilean Peso	JPMorgan	01/15/16	3,983,571,350	5,620,876	5,615,399	(5,477)
Danish Krone	JPMorgan	02/05/16	144,834,844	22,610,000	21,109,935	(1,500,065)
Euro	JPMorgan	02/05/16	9,811,069	10,607,531	10,670,320	62,789
Mexican Peso	JPMorgan	02/04/16	197,038,665	11,300,000	11,408,103	108,103
New Russian Ruble	JPMorgan	02/16/16	384,225,350	5,620,000	5,214,049	(405,951)
Yuan Renminbi Offshore	JPMorgan	01/29/16	144,584,955	22,033,672	21,927,098	(106,574)

Total Long Contracts				$77,792,079	$75,944,904	$(1,847,175)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.8%
Agency Collateralized Mortgage Obligation 0.8%
NCUA Guaranteed Notes Trust 2010-A1, Series 2010-A1, Cl A, 0.637%, 12/07/20(a)	12,064,913	12,033,062

Total Asset-Backed Security (Cost $12,068,991)		12,033,062

Collateralized Mortgage Obligations 38.9%
Agency Collateralized Mortgage Obligations 16.9%
Federal Home Loan Mortgage Corporation
Series 3135, Cl FC, 0.631%, 04/15/26(a)	2,032,982	2,037,920
Series 3223, Cl FP, REMIC, 0.731%, 04/15/32(a)	3,004,403	3,009,927
Series 328, Cl F4, STRIPS, 0.543%, 02/15/38(a)	21,322,106	21,277,769
Series 3320, Cl FC, 0.501%, 05/15/37(a)	4,107,587	4,097,399
Series 3418, Cl FB, REMIC, 0.631%, 04/15/20(a)	10,958,511	10,984,676
Series 3511, Cl FA, 1.331%, 02/15/39(a)	4,113,948	4,182,972
Series 3593, Cl F, 0.693%, 03/15/36(a)	4,045,423	4,064,592
Series 4093, Cl FB, REMIC, 0.681%, 07/15/39(a)	7,057,614	7,074,925
Series 4247, Cl EF, REMIC, 0.731%, 03/15/32(a)	2,412,648	2,423,957
Series 4281, Cl BA, REMIC, 1.250%, 11/15/33	2,191,581	2,192,050
Series 4413, Cl WF, REMIC, 0.543%, 10/15/41(a)	6,834,814	6,825,302
Series 4416, Cl FB, REMIC, 0.513%, 01/15/40(a)	15,506,020	15,457,387
Series 4448, Cl TF, REMIC, 0.513%, 05/15/40(a)	23,779,848	23,717,292
Series 4474, Cl WF, REMIC, 0.543%, 12/15/36(a)	27,649,517	27,612,984

		134,959,152

Federal National Mortgage Association
Series 2012-120, Cl AF, REMIC, 0.672%, 02/25/32(a)	2,085,162	2,080,535
Series 2012-73, Cl LF, REMIC, 0.872%, 06/25/39(a)	4,268,257	4,273,412
Series 2014-75, Cl FK, REMIC, 0.772%, 12/25/41(a)	4,949,069	4,971,149
Series 2015-42, Cl BF, REMIC, 0.503%, 06/25/45(a)	31,614,599	31,523,170

		42,848,266

Government National Mortgage Association
Series 2012-98, Cl FM, 0.602%, 12/20/38(a)	2,332,594	2,320,102

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.726%, 10/07/20(a)	20,739,405	20,837,117
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	560,496	560,693
Series 2010-R2, Cl 2A, 0.746%, 11/05/20(a)	28,257,831	28,395,876
Series 2010-R3, Cl 1A, 0.829%, 12/08/20(a)	2,674,454	2,692,444
Series 2011-R1, Cl 1A, 0.726%, 01/08/20(a)	11,871,596	11,918,939
Series 2011-R2, Cl 1A, 0.669%, 02/06/20(a)	15,557,861	15,603,963
Series 2011-R4, Cl 1A, 0.656%, 03/06/20(a)	436	437

		80,009,469

		260,136,989

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 3.2%
Federal Home Loan Mortgage Corporation
Series 3071, Cl ZX, REMIC, 0.631%, 04/15/35(a)	2,364,336	2,345,779
Series 3767, Cl JF, REMIC, 0.631%, 02/15/39(a)	2,030,032	2,035,460
Series 3925, Cl FD, REMIC, 0.781%, 07/15/40(a)	2,499,099	2,504,841
Series 4203, Cl PF, REMIC, 0.581%, 09/15/42(a)	25,330,776	25,372,475

		32,258,555

Federal National Mortgage Association
Series 2006-113, Cl NF, REMIC, 0.772%, 09/25/36(a)	12,614,024	12,657,505
Series 2008-24, Cl PF, REMIC, 1.072%, 02/25/38(a)	2,634,833	2,652,009
Series 2012-113, Cl PF, REMIC, 0.772%, 10/25/40(a)	1,383,837	1,383,546

		16,693,060

		48,951,615

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.622%, 01/25/24(a)	352,685	359,853

Commercial Mortgage Backed Securities 18.8%
Federal Home Loan Mortgage Corporation
Series K502, Cl A2, 1.426%, 08/25/17	445,979	446,242
Series KF03, Cl A, 0.762%, 01/25/21(a)	3,275,948	3,272,294
Series KF04, Cl A, 0.503%, 06/25/21(a)	5,217,627	5,214,630
Series KF05, Cl A, 0.542%, 09/25/21(a)	12,199,808	12,080,810
Series KF09, Cl A, 0.572%, 05/25/22(a)	14,167,261	14,140,644
Series KF10, Cl A, 0.572%, 07/25/22(a)	11,964,846	11,964,118
Series KF11, Cl A, 0.842%, 09/25/25(a)	17,000,000	16,857,731
Series KP02, Cl A2, 2.355%, 04/25/21(a)	19,000,000	19,207,330

		83,183,799

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.872%, 06/25/21(a)	30,162,422	29,597,124
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	100,169	100,145
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	4,857,204	4,854,076
Series 2013-M11, Cl FA, 0.752%, 01/25/18(a)	917,257	918,750
Series 2013-M13, Cl FA, 0.772%, 05/25/18(a)	19,228,409	19,243,828
Series 2013-M14, Cl FA, 0.772%, 08/25/18(a)	24,174,081	24,192,818
Series 2014-M5, Cl ASQ2, 2.034%, 03/25/19	10,000,000	10,063,547
Series 2014-M6, Cl FA, 0.484%, 12/25/17(a)	2,621,977	2,618,075
Series 2014-M8, Cl FA, 0.444%, 05/25/18(a)	6,569,712	6,539,205
Series 2015-M1, Cl ASQ2, 1.626%, 02/25/18	6,557,000	6,576,906
Series 2015-M10, Cl FA, 0.444%, 03/25/19(a)	23,530,153	23,502,084
Series 2015-M12, Cl FA, 0.534%, 04/25/20(a)	34,542,947	34,351,331
Series 2015-M13, Cl ASQ2, 1.646%, 09/25/19	10,615,000	10,598,816
Series 2015-M14, Cl FA, 1.042%, 10/25/25(a)	9,994,088	9,994,088
Series 2015-M7, Cl ASQ2, 1.550%, 04/25/18	7,215,000	7,207,984

		190,358,777

NCUA Guaranteed Notes
Series 2011-C1, Cl 2A, 0.806%, 03/09/21(a)	14,458,400	14,385,502

		287,928,078

Total Collateralized Mortgage Obligations (Cost $598,735,218)		597,376,535

U.S. Government Agency Mortgages 51.8%
Federal Home Loan Mortgage Corporation
Pool #847615, 2.628%, 07/01/33(a)	4,522,074	4,809,354
Pool #1B8683, 2.542%, 04/01/34(a)	13,101,432	13,893,072
Pool #848744, 2.407%, 05/01/34(a)	17,663,069	18,596,106
Pool #847991, 2.508%, 03/01/35(a)	8,919,148	9,408,781
Pool #848736, 2.395%, 05/01/35(a)	28,578,966	30,034,202

See Notes to Schedules of Portfolio Investments.

Pool #848797, 2.409%, 07/01/35(a)	4,430,570	4,681,869
Pool #1Q0025, 2.358%, 02/01/36(a)	3,311,463	3,492,070
Pool #1H2602, 2.475%, 03/01/36(a)	3,833,616	4,070,908
Pool #1Q1407, 2.419%, 07/01/36(a)	9,903,672	10,495,045
Pool #848747, 2.543%, 07/01/36(a)	16,148,340	17,101,529
Pool #848569, 2.472%, 11/01/36(a)	13,677,813	14,527,243
Pool #1Q1404, 2.318%, 01/01/37(a)	14,441,941	15,272,098
Pool #1Q1195, 2.260%, 05/01/37(a)	14,447,419	15,167,924
Pool #848796, 2.480%, 05/01/37(a)	29,486,048	31,191,246
Pool #1Q1282, 2.143%, 07/01/37(a)	4,341,330	4,580,541
Pool #848852, 2.511%, 08/01/37(a)	20,152,002	21,316,250
Pool #1Q0652, 2.446%, 02/01/38(a)	2,098,096	2,191,396
Pool #1Q1405, 2.423%, 04/01/39(a)	4,638,831	4,913,970
Pool #1Q1420, 2.522%, 09/01/39(a)	19,716,208	20,906,196
Pool #849139, 3.132%, 09/01/43(a)	3,406,032	3,501,194

		250,150,994

Federal National Mortgage Association
Pool #745504, 5.198%, 02/01/16	396,020	395,830
Pool #383143, 6.750%, 02/01/16	784,018	781,925
Pool #745530, 5.306%, 04/01/16	36,442	36,437
Pool #995887, 4.720%, 05/01/16	6,679	6,680
Pool #462237, 5.525%, 07/01/16	99,839	99,940
Pool #745764, 5.733%, 07/01/16	8,715,764	8,738,737
Pool #888015, 5.496%, 11/01/16	273,898	273,728
Pool #469807, 2.250%, 12/01/16	64,673	65,058
Pool #874196, 5.360%, 12/01/16	730,000	744,577
Pool #735745, 5.600%, 01/01/17	2,742	2,741
Pool #470775, 2.300%, 03/01/17	55,915	56,412
Pool #889232, 5.496%, 06/01/17	2,406,777	2,483,369
Pool #466149, 3.070%, 10/01/17	1,392,000	1,423,800
Pool #466487, 2.770%, 11/01/17	2,086,631	2,129,903
Pool #888969, 5.933%, 11/01/17	2,712,639	2,865,922
Pool #467010, 3.520%, 01/01/18	5,462,886	5,644,253
Pool #AM7696, 0.482%, 02/01/18(a)	13,035,000	13,027,979
Pool #385912, 5.350%, 02/01/18	5,553,647	5,775,732
Pool #467288, 2.800%, 03/01/18	1,558,435	1,595,304
Pool #AM3464, 1.180%, 05/01/18	17,165,000	17,086,951
Pool #468279, 3.470%, 06/01/18	3,799,191	3,908,217
Pool #AL0561, 3.743%, 06/01/18	19,396,316	20,113,724
Pool #AM7163, 0.642%, 05/01/19(a)	10,854,746	10,845,756
Pool #AM6261, 0.412%, 07/01/19(a)	15,370,000	15,365,596
Pool #AM7028, 0.432%, 10/01/19(a)	18,405,000	18,397,312
Pool #AM9893, 0.572%, 10/01/21(a)	27,500,000	27,488,013
Pool #469856, 0.982%, 12/01/21(a)	17,690,000	17,678,514
Pool #AM9040, 0.462%, 06/01/22(a)	17,995,000	17,986,595
Pool #AM9651, 0.492%, 08/01/22(a)	14,330,000	14,323,939
Pool #AM0400, 0.672%, 08/01/22(a)	17,382,495	17,371,558
Pool #AM7213, 0.842%, 08/01/22(a)	4,540,000	4,536,283
Pool #793025, 1.940%, 07/01/34(a)	645,925	674,798
Pool #AL0222, 2.447%, 07/01/34(a)	9,721,065	10,235,377
Pool #AD0064, 2.026%, 01/01/35(a)	9,302,708	9,712,010
Pool #809384, 2.215%, 01/01/35(a)	366,760	385,854
Pool #805338, 2.260%, 01/01/35(a)	121,582	125,031
Pool #813718, 2.321%, 01/01/35(a)	7,976,138	8,446,371
Pool #809324, 1.968%, 02/01/35(a)	7,438	7,809
Pool #814686, 2.225%, 03/01/35(a)	185,257	192,272
Pool #AD7165, 1.985%, 04/01/35(a)	2,138,394	2,247,700
Pool #995609, 2.587%, 04/01/35(a)	1,958,990	2,080,558
Pool #822302, 2.462%, 05/01/35(a)	3,735,817	3,971,046

See Notes to Schedules of Portfolio Investments.

Pool #AD0886, 2.469%, 07/01/35(a)	2,761,426	2,916,676
Pool #AL0505, 2.376%, 11/01/35(a)	8,948,855	9,465,826
Pool #AL0345, 2.499%, 11/01/35(a)	4,235,310	4,462,477
Pool #AD0377, 1.965%, 01/01/36(a)	2,364,525	2,478,035
Pool #888722, 2.292%, 01/01/36(a)	2,008,223	2,122,430
Pool #995540, 2.406%, 01/01/36(a)	6,803,473	7,191,135
Pool #888782, 2.387%, 03/01/36(a)	1,618,053	1,708,858
Pool #AL1015, 2.329%, 04/01/36(a)	2,250,247	2,378,027
Pool #AL2202, 2.404%, 06/01/36(a)	9,434,679	9,976,666
Pool #AL0854, 2.434%, 06/01/36(a)	5,956,729	6,305,181
Pool #888859, 2.417%, 10/01/36(a)	782,435	828,300
Pool #AA3517, 2.298%, 11/01/36(a)	6,203,309	6,505,221
Pool #903166, 2.629%, 11/01/36(a)	2,691,771	2,859,258
Pool #AL0968, 2.437%, 12/01/36(a)	15,643,601	16,550,829
Pool #906216, 2.238%, 01/01/37(a)	2,259,566	2,383,769
Pool #AL0872, 1.997%, 07/01/37(a)	4,033,495	4,214,834
Pool #AL0960, 2.465%, 07/01/37(a)	15,908,044	16,795,868
Pool #AD0380, 2.417%, 10/01/37(a)	8,059,572	8,496,165
Pool #AE0332, 2.301%, 11/01/37(a)	6,228,813	6,594,205
Pool #AL0966, 2.369%, 11/01/37(a)	6,165,832	6,524,567
Pool #AL0270, 2.329%, 08/01/38(a)	13,865,377	14,657,738
Pool #AE0066, 2.403%, 09/01/39(a)	14,763,653	15,653,163
Pool #725874, 2.489%, 09/01/39(a)	69,303	73,261
Pool #AL2013, 2.416%, 10/01/39(a)	344,963	365,307
Pool #AL6516, 2.441%, 04/01/40(a)	15,791,133	16,654,146
Pool #AL0323, 3.200%, 06/01/41(a)	11,453,611	12,015,033
Pool #AL1801, 2.936%, 05/01/42(a)	6,789,993	6,965,660
Pool #AT1150, 2.808%, 09/01/43(a)	12,035,933	12,306,978
Pool #AT1155, 2.980%, 09/01/43(a)	3,589,137	3,701,708
Pool #AL4611, 2.561%, 11/01/43(a)	7,558,456	7,746,641
Pool #AY4058, 2.810%, 05/01/44(a)	4,751,203	4,852,119
Pool #AL5406, 3.212%, 06/01/44(a)	9,377,901	9,674,730
Pool #AW6998, 3.216%, 06/01/44(a)	2,716,667	2,802,834
Pool #AW9723, 2.275%, 07/01/44(a)	7,546,508	7,705,556
Pool #AL5640, 2.277%, 08/01/44(a)	4,175,228	4,260,465
Pool #AW2253, 3.023%, 08/01/44(a)	3,759,861	3,871,358
Pool #AL5643, 2.978%, 09/01/44(a)	2,305,943	2,360,524
Pool #AL5793, 3.148%, 09/01/44(a)	4,617,720	4,751,504
Pool #AX5937, 2.581%, 11/01/44(a)	1,273,181	1,304,436
Pool #AX9332, 3.038%, 12/01/44(a)	9,677,006	9,916,666
Pool #AY0836, 2.315%, 01/01/45(a)	2,356,416	2,400,281
Pool #AY3142, 2.604%, 01/01/45(a)	1,094,783	1,114,291
Pool #AY2431, 2.244%, 02/01/45(a)	5,315,052	5,403,484
Pool #AY7185, 2.453%, 04/01/45(a)	5,645,679	5,710,056

		546,355,877

Total U.S. Government Agency Mortgages (Cost $782,180,667)		796,506,871

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill 0.1%
0.000%, 03/17/16	1,000,000	999,797

Total U.S. Treasury Obligation (Cost $999,483)		999,797

Money Market Fund 6.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(c)	106,933,348	106,933,348

Total Money Market Fund (Cost $106,933,348)		106,933,348

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $1,500,917,707) — 98.5%	1,513,849,613
Other Assets in Excess of Liabilities — 1.5%	23,518,665

Net Assets — 100.0%	$1,537,368,278

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Less than 0.05% of Net Assets.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit
STRIPS	– Separate Trading of Registered Interest and Principal Securities

Open Futures Contracts

At December 31, 2015, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(121,424,994)	March 2016	558	$208,212
U.S. Treasury 5 Year Note	Short	(28,915,440)	March 2016	244	45,284

					$253,496

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix U.S. Mortgage Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 6.0%
Commercial Mortgage Backed Securities 6.0%
Federal Home Loan Mortgage Corporation
Series KP02, Cl A2, 2.355%, 04/25/21(a)	485,000	490,292
Series KS03, Cl A4, 3.161%, 05/25/25	220,000	221,763

		712,055

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	365,000	375,120
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	108,178

		483,298

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	300,000	305,816

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	400,000	430,969

WFRBS Commercial Mortgage Trust
Series 2011-C5, Cl A4, 3.667%, 11/15/44	155,000	161,096

Total Collateralized Mortgage Obligations (Cost $2,116,880)		2,093,234

U.S. Government Agency Mortgages 89.9%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	196,918	217,215
Pool #C91768, 3.500%, 07/01/34	1,626,249	1,700,218
Pool #Z40004, 6.000%, 08/01/36	60,717	68,874
Pool #A85718, 4.000%, 04/01/39	69,999	74,571
Pool #G08347, 4.500%, 06/01/39	33,303	35,925
Pool #A89148, 4.000%, 10/01/39	137,632	145,840
Pool #G08372, 4.500%, 11/01/39	171,369	184,838
Pool #A93101, 5.000%, 07/01/40	139,412	153,093
Pool #G06061, 4.000%, 10/01/40	153,227	162,561
Pool #A95085, 4.000%, 11/01/40	780,803	827,438
Pool #A95796, 4.000%, 12/01/40	96,345	102,095
Pool #A97047, 4.500%, 02/01/41	257,182	277,433
Pool #G08499, 3.000%, 07/01/42	102,489	102,558
Pool #Q10188, 3.500%, 08/01/42	698,504	719,922
Pool #849167, 2.957%, 10/01/43(a)	818,921	838,866
Pool #G60019, 4.500%, 03/01/44	699,183	756,401
Pool #Q26366, 4.000%, 05/01/44	262,774	279,309
Pool #V81283, 4.000%, 07/01/44	490,960	519,344
Pool #Q31645, 4.000%, 02/01/45	136,897	145,005

		7,311,506

Federal National Mortgage Association
Pool #469852, 3.320%, 12/01/21	872,301	908,558
Pool #AN0371, 2.910%, 11/01/22(c)	1,193,534	1,202,116
Pool #AN0307, 3.370%, 11/01/25	539,267	555,116

See Notes to Schedules of Portfolio Investments.

Pool #MA1763, 3.500%, 01/01/34	131,951	137,899
Pool #AL0049, 6.000%, 12/01/35	46,239	52,411
Pool #889529, 6.000%, 03/01/38	315,433	358,547
Pool #AE0814, 6.000%, 09/01/39	561,339	634,352
Pool #AC2817, 4.000%, 10/01/39	11,474	12,146
Pool #AX3605, 3.500%, 01/01/40	239,528	248,014
Pool #AL7497, 3.500%, 09/01/40	1,943,501	2,012,265
Pool #AD9725, 3.500%, 10/01/40	87,698	90,689
Pool #AE3860, 5.000%, 10/01/40	760,602	842,664
Pool #AE5143, 4.000%, 11/01/40	38,874	41,247
Pool #AE4414, 4.000%, 11/01/40	42,378	44,960
Pool #AB2071, 3.500%, 01/01/41	78,264	80,939
Pool #AH4161, 3.500%, 01/01/41(d)	1,109,109	1,146,990
Pool #MA0639, 4.000%, 02/01/41(d)	447,927	475,142
Pool #AL0215, 4.500%, 04/01/41	183,041	198,083
Pool #890381, 3.500%, 10/01/41	376,454	389,311
Pool #AB3865, 3.500%, 11/01/41	60,468	62,601
Pool #AW8154, 3.500%, 01/01/42	1,108,710	1,146,737
Pool #MA1044, 3.000%, 04/01/42(d)	497,343	499,413
Pool #AB5188, 3.500%, 05/01/42	79,962	82,751
Pool #AO9795, 3.500%, 07/01/42(d)	761,603	787,154
Pool #AP7874, 3.500%, 10/01/42	141,965	146,700
Pool #AT2016, 3.000%, 04/01/43	121,942	122,211
Pool #AL3657, 3.500%, 06/01/43	208,707	216,172
Pool #AL6223, 4.500%, 08/01/44(d)	819,906	885,766
Pool #AL7378, 3.000%, 11/01/44(c)	293,459	294,413
Pool #AY2685, 4.500%, 01/01/45	96,241	104,605
Pool #AX8835, 2.801%, 02/01/45(a)	171,966	174,749
Pool #AZ7723, 4.500%, 10/01/45	1,480,360	1,606,367

		15,561,088

Government National Mortgage Association
Pool #004396, 4.000%, 03/20/39	183,389	195,548
Pool #004637, 5.000%, 02/20/40	232,582	256,979
Pool #AA5471, 4.000%, 12/15/41	958,637	1,017,357
Pool #MA0321, 5.000%, 08/20/42	26,997	29,484
Pool #666413, 4.000%, 09/15/43	74,442	79,842
Pool #MA2681, 5.000%, 03/20/45	900,644	980,073
Pool #AM8201, 4.000%, 05/15/45	268,709	287,329
Pool #AM0226, 4.000%, 05/15/45	202,900	215,782
Pool #AM9859, 4.000%, 05/15/45	174,621	185,949
Pool #AM9875, 4.000%, 06/15/45	216,061	230,407
Pool #AN6782, 4.000%, 06/15/45	124,937	132,604
Pool #AN7421, 4.000%, 06/15/45	660,984	705,642
Pool #626960, 3.500%, 07/15/45	300,438	314,443
Pool #AN5746, 4.000%, 07/15/45	56,868	60,563
Pool #AN5781, 4.000%, 07/15/45	135,371	144,161
Pool #AN6811, 4.000%, 07/15/45	694,954	739,144
Pool #AO0509, 3.500%, 08/15/45	256,438	267,618
Pool #626970, 3.500%, 08/15/45	317,943	332,773
Pool #AO3608, 4.000%, 08/15/45	1,061,491	1,130,617
Pool #AM9022, 4.000%, 08/15/45	696,196	740,488
Pool #AM9046, 4.500%, 08/15/45	330,620	357,794
Pool #AB5970, 4.000%, 10/15/45	177,495	189,688
Pool #AB5975, 4.000%, 11/15/45	76,881	82,181

		8,676,466

Total U.S. Government Agency Mortgages (Cost $31,498,377)		31,549,060

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligation 1.4%
U.S. Treasury Note 1.4%
1.375%, 02/29/20	507,000	501,177

Total U.S. Treasury Obligation (Cost $501,316)		501,177

Money Market Fund 8.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.02%(e)	2,997,928	2,997,928

Total Money Market Fund (Cost $2,997,928)		2,997,928

Total Investments (Cost $37,114,501) — 105.8%		37,141,399
Liabilities in Excess of Other Assets — (5.8)%		(2,024,922)

Net Assets — 100.0%		$35,116,477

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.5% of net assets as of December 31, 2015.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(e)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 23.7%
Auto Floor Plan 1.9%
BMW Floorplan Master Owner Trust, Series 2015-1A, Cl A, 0.831%, 07/15/20(a)(b)	1,000,000	993,744
Nissan Master Owner Trust Receivables, Series 2013-A, Cl A, 0.631%, 02/15/18(a)	1,055,000	1,055,000

		2,048,744

Automobiles 6.5%
Ally Auto Receivables Trust, Series 2014-SN1, Cl A4, 0.950%, 06/20/18	943,000	940,905
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	158,132	158,035
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	422,096	421,402
Fifth Third Auto Trust, Series 2015-1, Cl A2B, 0.881%, 05/15/18(a)	1,000,000	1,000,376
Harley-Davidson Motorcycle Trust, Series 2014-1, Cl A2B, 0.501%, 04/15/18(a)	253,810	253,568
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	555,409	555,043
Mercedes Benz Auto Lease Trust, Series 2015-B, Cl A2B, 0.851%, 01/16/18(a)	935,000	935,439
Toyota Auto Receivables 2015-A Owner Trust, Series 2015-A, Cl A3, 1.120%, 02/15/19	1,600,000	1,595,714
USAA Auto Owner Trust 2014-1, Series 2014-1, Cl A3, 0.580%, 12/15/17	1,026,874	1,025,219

		6,885,701

Credit Card 11.5%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 0.751%, 02/16/21(a)	1,463,000	1,462,694
American Express Credit Account Master Trust, Series 2013-2, Cl A, 0.751%, 05/17/21(a)	125,000	125,008
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	1,095,000	1,087,578
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.691%, 12/16/19(a)	1,280,000	1,278,760
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.801%, 07/15/22(a)	1,512,000	1,498,827
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	873,000	868,060
Chase Issuance Trust, Series 2007-A2, Cl A2, 0.381%, 04/15/19(a)	924,000	920,872
Chase Issuance Trust, Series 2013-A8, Cl A8, 1.010%, 10/15/18	300,000	299,732
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	1,300,000	1,299,807
Discover Card Execution Note Trust, Series 2013-A5, Cl A5, 1.040%, 04/15/19	694,000	693,651
Discover Card Execution Note Trust, Series 2014-A1, Cl A1, 0.761%, 07/15/21(a)	1,050,000	1,048,741
GE Capital Credit Card Master Note Trust, Series 2011-2, Cl A, 0.811%, 05/15/19(a)	1,500,000	1,500,000

		12,083,730

Other 2.9%
AEP Texas Central Transition Funding LLC, Series 2002-1, Cl A5, 6.250%, 01/15/17	172,778	173,134
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Cl A2, 3.460%, 08/15/19	716,268	733,175
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	623,817	630,045
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	1,253,444	1,249,954
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	259,483	263,469

		3,049,777

Student Loan Asset Backed Security 0.9%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.672%, 09/25/19(a)	992,527	982,406

Total Asset-Backed Securities (Cost $25,082,237)		25,050,358

See Notes to Schedules of Portfolio Investments.

Collateralized Mortgage Obligations 14.0%
Agency Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corporation
Series 4513, Cl MB, REMIC, 4.000%, 03/15/22	685,584	686,132

NCUA Guaranteed Notes
Series 2011-R5, Cl 1A, 0.656%, 04/06/20(a)	170,054	170,082

		856,214

Commercial Mortgage Backed Securities 13.0%
Commercial Mortgage Trust
Series 2012-9W57, Cl A, 2.365%, 02/10/29(b)	1,250,000	1,258,156
Series 2012-CR2, Cl A2, 2.025%, 08/15/45	425,000	426,287
Series 2012-LC4, Cl A2, 2.256%, 12/10/44	635,073	637,887

		2,322,330

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Cl A3, 5.311%, 12/15/39	1,486,339	1,501,897

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.872%, 06/25/21(a)	1,407,085	1,380,714
Series 2014-M6, Cl FA, 0.484%, 12/25/17(a)	858,492	857,214
Series 2015-M12, Cl FA, 0.534%, 04/25/20(a)	350,364	348,421

		2,586,349

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Cl A2, 3.364%, 11/13/28(b)	450,000	455,672
Series 2013-C13, Cl A1, 1.303%, 01/15/46	897,006	894,177

		1,349,849

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	835,744	828,212
Series 2014-C14, Cl A1, 1.250%, 02/15/47	322,364	319,294

		1,147,506

Morgan Stanley Capital I Trust
Series 2006-IQ12, Cl A1A, 5.319%, 12/15/43	919,020	937,324
Series 2012-C4, Cl A2, 2.111%, 03/15/45	1,830,000	1,835,013

		2,772,337

WF-RBS Commercial Mortgage Trust
Series 2011-C5, Cl A1, 1.456%, 11/15/44	508,069	507,936
Series 2012-C10, Cl A2, 1.765%, 12/15/45	1,500,000	1,494,669

		2,002,605

		13,682,873

Whole Loan Collateral Mortgage Obligation 0.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.623%, 07/25/33(a)	206,676	197,235

Total Collateralized Mortgage Obligations (Cost $14,823,408)		14,736,322

Corporate Bonds 44.5%
Advertising 0.5%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	511,449

Aerospace/Defense 0.5%
Lockheed Martin Corp., 1.850%, 11/23/18	499,000	498,118

See Notes to Schedules of Portfolio Investments.

Auto Manufacturers 3.9%
Daimler Finance North America LLC, 1.189%, 08/01/18(a)(b)	1,665,000	1,657,496
Ford Motor Credit Co. LLC, 1.095%, 01/17/17, Series 00, MTN(a)	550,000	545,769
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	206,000	205,238
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	465,000	488,434
PACCAR Financial Corp., 1.052%, 12/06/18, MTN(a)	445,000	445,872
Volkswagen International Finance, 0.804%, 11/18/16(a)(b)	785,000	773,400

		4,116,209

Banks 13.6%
Bank of America Corp., 1.406%, 03/22/16, MTN(a)	725,000	725,012
Bank of America Corp., 2.000%, 01/11/18	1,432,000	1,430,174
Fifth Third Bank, 0.900%, 02/26/16	2,020,000	2,019,996
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,750,000	1,884,710
ING Bank NV, 1.800%, 03/16/18(b)	1,537,000	1,533,108
JPMorgan Chase & Co., 6.125%, 06/27/17	595,000	630,090
KeyBank NA, 0.883%, 11/25/16(a)	1,620,000	1,620,020
Lloyds Bank PLC, 1.750%, 05/14/18	1,401,000	1,397,975
Morgan Stanley, 1.643%, 02/25/16(a)	720,000	720,603
UBS AG, 1.800%, 03/26/18, MTN	1,561,000	1,558,387
Wells Fargo & Co., 1.250%, 07/20/16, MTN	860,000	861,359

		14,381,434

Beverages 0.4%
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	425,000	425,157

Biotechnology 0.6%
Celgene Corp., 2.125%, 08/15/18	685,000	685,151

Computers 0.4%
Hewlett Packard Enterprise Co., 2.850%, 10/05/18(b)	431,000	430,759

Diversified Financial Services 2.0%
American Express Credit Corp., 0.834%, 07/29/16(a)	2,154,000	2,154,362

Electric 2.1%
Duke Energy Corp., 0.992%, 04/03/17(a)	1,010,000	1,006,646
MidAmerican Energy Co., 5.300%, 03/15/18	1,100,000	1,181,266

		2,187,912

Healthcare - Products 2.0%
Becton Dickinson and Co., 1.800%, 12/15/17	727,000	725,943
Medtronic, Inc., 1.500%, 03/15/18	1,342,000	1,341,222

		2,067,165

Healthcare - Services 4.7%
Aetna, Inc., 1.750%, 05/15/17	590,000	590,683
Providence Health & Services Obligated Group, 1.412%, 10/01/16(a)	1,520,000	1,521,357
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,450,000	1,461,642
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,254,000	1,363,867

		4,937,549

Oil & Gas 2.8%
BP Capital Markets PLC, 1.233%, 09/26/18(a)	1,450,000	1,434,576
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	1,553,000	1,533,630

		2,968,206

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	876,000	872,741

See Notes to Schedules of Portfolio Investments.

Pharmaceuticals 1.1%
AbbVie, Inc., 1.800%, 05/14/18	821,000	817,220
McKesson Corp., 2.284%, 03/15/19	375,000	373,512

		1,190,732

Pipelines 3.1%
Columbia Pipeline Group, Inc., 2.450%, 06/01/18(b)	728,000	711,779
Enbridge, Inc., 1.262%, 10/01/16(a)	636,000	631,231
Enterprise Products Operating LLC, 3.200%, 02/01/16	770,000	770,246
Kinder Morgan, Inc., 2.000%, 12/01/17	719,000	692,751
Spectra Energy Partners LP, 2.950%, 06/15/16	488,000	489,765

		3,295,772

Retail 0.7%
CVS Health Corp., 1.900%, 07/20/18	687,000	686,590

Software 0.5%
Fidelity National Information Services, Inc., 2.850%, 10/15/18	488,000	489,723

Telecommunication Services 1.8%
American Tower Corp., 4.500%, 01/15/18	670,000	698,738
Verizon Communications, Inc., 0.877%, 06/09/17(a)	390,000	388,357
Verizon Communications, Inc., 2.550%, 06/17/19	815,000	825,271

		1,912,366

Transportation 3.0%
Burlington Northern Santa Fe LLC, 5.750%, 03/15/18	1,265,000	1,365,645
Canadian National Railway Co., 0.532%, 11/14/17(a)	1,454,000	1,442,368
Norfolk Southern Corp., 5.750%, 01/15/16	350,000	350,423

		3,158,436

Total Corporate Bonds (Cost $47,168,947)		46,969,831

Municipal Bonds 3.1%
Louisiana 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 2.470%, 02/01/19	1,491,981	1,497,800

New Jersey 1.7%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	1,755,000	1,752,947

Total Municipal Bonds (Cost $3,263,352)		3,250,747

U.S. Government Agency Mortgages 4.1%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.447%, 01/01/37(a)	754,606	797,982
Pool #848852, 2.511%, 08/01/37(a)	943,214	997,707

		1,795,689

Federal National Mortgage Association
Pool #467863, 3.860%, 04/01/18	104,339	108,784
Pool #468123, 3.840%, 05/01/18	200,000	208,911
Pool #AL0968, 2.437%, 12/01/36(a)	298,984	316,323
Pool #AD0380, 2.417%, 10/01/37(a)	423,678	446,629
Pool #AL0966, 2.369%, 11/01/37(a)	388,447	411,048
Pool #AT1150, 2.808%, 09/01/43(a)	975,891	997,868

		2,489,563

Total U.S. Government Agency Mortgages (Cost $4,184,465)		4,285,252

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill 0.1%
0.000%, 03/17/16	110,000	109,978

Total U.S. Treasury Obligation (Cost $109,943)		109,978

Money Market Fund 10.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.09%(c)	10,737,219	10,737,219

Total Money Market Fund (Cost $10,737,219)		10,737,219

Total Investments (Cost $105,369,571) — 99.7%		105,139,707
Other Assets in Excess of Liabilities — 0.3%		271,682

Net Assets — 100.0%		$105,411,389

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.7% of net assets as of December 31, 2015.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At December 31, 2015, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(20,019,891)	March 2016	92	$34,329
U.S. Treasury 5 Year Note	Short	(4,147,707)	March 2016	35	6,495

					$40,824

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2015

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 98.8%
Alabama 0.9%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	685,306

District of Columbia 4.8%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.125%, 10/01/23	1,000,000	1,094,630
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,431,128

		3,525,758

Guam 0.5%
Territory of Guam, Series D, RB, 5.000%, 11/15/39	300,000	336,213

North Carolina 2.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,886,160

Texas 3.4%
Texas State, GO, 5.000%, 10/01/28	2,000,000	2,464,240

Virginia 86.6%
Commonwealth of Virginia, Series B, GO, 5.000%, 06/01/26, ST AID WITHHLDG	1,400,000	1,761,704
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	1,700,000	1,972,391
Fairfax County Industrial Development Authority, RB, 5.500%, 05/15/35	1,000,000	1,130,330
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,516,801
Fairfax County Water Authority, RB, 5.000%, 04/01/25	3,050,000	3,650,362
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	712,320
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	1,375,000	1,650,976
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,189,040
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	1,000,000	1,179,820
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,155,835
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,644,244
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	2,645,000	2,794,125
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	878,993
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,351,422
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,148,700
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,328,752
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44	4,000,000	4,748,280
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26	1,250,000	1,523,650
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,912,124
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,138,520
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,950,000	4,367,791
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, Series B, RB, 5.000%, 09/01/26, ST INTERCEPT	2,190,000	2,722,717
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,214,090
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,652,092

See Notes to Schedules of Portfolio Investments.

Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,266,841
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32	4,000,000	4,631,960
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,945
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,453,934
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,200,860
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/32	300,000	354,894
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	2,300,000	2,756,711
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	358,158

		63,380,382

Total Municipal Bonds (Cost $68,767,564)		72,278,059

Money Market Funds 0.3%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	23	23
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(b)	187,932	187,932

Total Money Market Funds (Cost $187,955)		187,955

Total Investments (Cost $68,955,519) — 99.1%		72,466,014
Other Assets in Excess of Liabilities — 0.9%		688,770

Net Assets — 100.0%		$73,154,784

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2015: Aggressive Growth Stock Fund, International Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Limited Duration Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Total Return Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund, Seix U.S. Mortgage Fund, Seix Ultra-Short Bond Fund and Seix Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each (except Seix North Carolina Tax-Exempt Bond Fund) a diversified series of the Trust. RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”). Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•

Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of December 31, 2015:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$29,561,465	$—	$—	$29,561,465

Total Investments	29,561,465	—	—	29,561,465

International Equity Fund
Assets
Common Stocks
Australia	—	1,171,245	—	1,171,245
Bermuda	896,104	—	—	896,104
Canada	1,928,656	—	—	1,928,656
China	1,205,553	1,335,298	—	2,540,851
Denmark	1,629,202	3,733,403	—	5,362,605
France	—	903,881	—	903,881
India	716,285	—	—	716,285
Ireland	2,197,937	1,051,429	—	3,249,366
Japan	—	3,172,391	—	3,172,391
Mexico	669,114	—	—	669,114
Netherlands	2,922,571	—	—	2,922,571
South Africa	366,983	—	—	366,983
Spain	—	568,243	—	568,243
Switzerland	1,542,770	2,977,157	—	4,519,927
Taiwan	1,900,194	—	—	1,900,194
United Kingdom	2,174,444	1,435,411	—	3,609,855

Total Common Stocks	18,149,813	16,348,458	—	34,498,271

Money Market Funds	10,460,126	—	—	10,460,126

Total Investments	28,609,939	16,348,458	—	44,958,397

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	264,540,588	—	—	264,540,588
Money Market Funds	8,397,841	—	—	8,397,841

Total Investments	272,938,429	—	—	272,938,429

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,068,737,096	—	—	2,068,737,096
Money Market Fund	50,062,823	—	—	50,062,823

Total Investments	2,118,799,919	—	—	2,118,799,919

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,516,723,551	—	—	3,516,723,551
Money Market Fund	72,795,169	—	—	72,795,169

Total Investments	3,589,518,720	—	—	3,589,518,720

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	57,585,515	—	—	57,585,515
Money Market Funds	6,360,361	—	—	6,360,361

Total Investments	63,945,876	—	—	63,945,876

Small Cap Value Equity Fund
Assets
Common Stocks[1]	920,950,668	—	—	920,950,668
Money Market Fund	14,481,826	—	—	14,481,826

Total Investments	935,432,494	—	—	935,432,494

Aggressive Growth Allocation Strategy[2]
Assets
Equity Funds	5,968,942	—	—	5,968,942
Fixed Income Funds	781,699	—	—	781,699
Exchange Traded Funds	1,468,518	—	—	1,468,518
Money Market Fund	184,370	—	—	184,370

Total Investments	8,403,529	—	—	8,403,529

Conservative Allocation Strategy[2]
Assets
Equity Funds	19,461,459	—	—	19,461,459
Fixed Income Funds	31,751,099	—	—	31,751,099
Exchange Traded Funds	13,309,876	—	—	13,309,876
Money Market Fund	635,150	—	—	635,150

Total Investments	65,157,584	—	—	65,157,584

Growth Allocation Strategy[2]
Assets
Equity Funds	34,250,613	—	—	34,250,613
Fixed Income Funds	9,226,720	—	—	9,226,720
Exchange Traded Funds	10,619,770	—	—	10,619,770
Money Market Fund	956,772	—	—	956,772

Total Investments	55,053,875	—	—	55,053,875

Moderate Allocation Strategy[2]
Assets
Equity Funds	33,455,888	—	—	33,455,888
Fixed Income Funds	19,356,272	—	—	19,356,272
Exchange Traded Funds	18,559,176	—	—	18,559,176
Money Market Fund	606,615	—	—	606,615

Total Investments	71,977,951	—	—	71,977,951

Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	—	9,914,764	—	9,914,764
Collateralized Mortgage Obligations[1]	—	16,189,950	—	16,189,950
Corporate Bonds[1]	—	68,240,967	—	68,240,967
U.S. Government Agency Mortgages[1]	—	72,523,902	—	72,523,902
U.S. Treasury Obligations[1]	—	90,166,154	—	90,166,154
Foreign Government Bond	—	405,900	—	405,900
Money Market Funds	9,624,254	—	—	9,624,254

Total Investments	9,624,254	257,441,637	—	267,065,891

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	16,851,348	—	16,851,348
Money Market Funds	386,021	—	—	386,021

Total Investments	386,021	16,851,348	—	17,237,369

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	4,589,458,349	—	4,589,458,349
Corporate Bonds[1]	—	83,847,820	27,612,159	111,459,979
Preferred Stock[1]	2,384,474	—	—	2,384,474
Common Stocks[1]	1,532,428	608,423	—	2,140,851

Total Investments	3,916,902	4,673,914,592	27,612,159	4,705,443,653

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	108,736,951	—	108,736,951
Money Market Fund	3,182,280	—	—	3,182,280

Total Investments	3,182,280	108,736,951	—	111,919,231

Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[3]	—	99,043,272	—	99,043,272
Money Market Fund	21,073,485	—	—	21,073,485

Total Investments	21,073,485	99,043,272	—	120,116,757

Seix High Income Fund
Assets
Bank Loans[1]	—	20,508,897	—		20,508,897
Corporate Bonds[1]	—	553,127,265	0	[5]	553,127,265
Convertible Preferred Stocks[1]	1,409,913	—	—		1,409,913
Municipal Bond[3]	—	1,932,205	—		1,932,205
Preferred Stock[1]	3,071,350	—	—		3,071,350
Common Stocks[1]	8,029,744	466,860	—		8,496,604
Money Market Funds	109,656,648	—	—		109,656,648

Total Investments	122,167,655	576,035,227	0	[5]	698,202,882

Seix High Yield Fund
Assets
Bank Loans[1]	—	17,741,701	—		17,741,701
Corporate Bonds[1]	—	485,239,553	—		485,239,553
Convertible Preferred Stock[1]	969,946	—	—		969,946
Common Stock[1]	881,715	—	—		881,715
Money Market Funds	105,069,177	—	—		105,069,177

Total Investments	106,920,838	502,981,254	—		609,902,092

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	570,368,698	—		570,368,698
Money Market Fund	84,011,701	—	—		84,011,701

Total Investments	84,011,701	570,368,698	—		654,380,399

Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,283,913	—		2,283,913
Collateralized Mortgage Obligations[1]	—	3,111,536	—		3,111,536
U.S. Government Agency Mortgages[1]	—	1,039,647	—		1,039,647
Money Market Fund	204,177	—	—		204,177

Total Investments	204,177	6,435,096	—		6,639,273

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	25,772,658	—		25,772,658
Money Market Fund	1,021,633	—	—		1,021,633

Total Investments	1,021,633	25,772,658	—		26,794,291

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	4,549,450	—		4,549,450
Collateralized Mortgage Obligations[1]	—	5,315,645	—		5,315,645
Corporate Bonds[1]	—	19,642,454	—		19,642,454
Municipal Bonds[3]	—	1,060,226	—		1,060,226
U.S. Government Agency Mortgages[1]	—	5,484,974	—		5,484,974
U.S. Treasury Obligations[1]	—	15,876,387	—		15,876,387
Money Market Fund	146,624	—	—		146,624

Total Investments	146,624	51,929,136	—		52,075,760

Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[3]	—	40,165,251	—		40,165,251
Money Market Fund	3,982,662	—	—		3,982,662

Total Investments	3,982,662	40,165,251	—		44,147,913

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	25,375,021	—	25,375,021
Collateralized Mortgage Obligations[1]	—	52,917,387	—	52,917,387
Bank Loan[1]	—	246,340	—	246,340
Corporate Bonds[1]	—	268,274,064	—	268,274,064
U.S. Government Agency Mortgages[1]	—	301,124,007	—	301,124,007
U.S. Treasury Obligations[1]	—	437,131,041	—	437,131,041
Foreign Government Bonds[1]	—	7,284,500	—	7,284,500
Money Market Funds	134,574,040	—	—	134,574,040

Total Investments	134,574,040	1,092,352,360	—	1,226,926,400

Other Financial Instruments[4]
Forward Foreign Currency Contracts	—	2,592,086	—	2,592,086

Total Assets	134,574,040	1,094,944,446	—	1,229,518,486

Liabilities
Forward Foreign Currency Contracts	—	(2,170,567)	—	(2,170,567)

Total Liabilities	—	(2,170,567)	—	(2,170,567)

Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	12,033,062	—	12,033,062
Collateralized Mortgage Obligations[1]	—	597,376,535	—	597,376,535
U.S. Government Agency Mortgages[1]	—	796,506,871	—	796,506,871
U.S. Treasury Obligation[1]	—	999,797	—	999,797
Money Market Fund	106,933,348	—	—	106,933,348

Total Investments	106,933,348	1,406,916,265	—	1,513,849,613

Other Financial Instruments[4]
Futures Contracts	253,496	—	—	253,496

Total Assets	107,186,844	1,406,916,265	—	1,514,103,109

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	2,093,234	—	2,093,234
U.S. Government Agency Mortgages[1]	—	31,549,060	—	31,549,060
U.S. Treasury Obligation[1]	—	501,177	—	501,177
Money Market Fund	2,997,928	—	—	2,997,928

Total Investments	2,997,928	34,143,471	—	37,141,399

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	25,050,358	—	25,050,358
Collateralized Mortgage Obligations[1]	—	14,736,322	—	14,736,322
Corporate Bonds[1]	—	46,969,831	—	46,969,831
Municipal Bonds[3]	—	3,250,747	—	3,250,747
U.S. Government Agency Mortgages[1]	—	4,285,252	—	4,285,252
U.S. Treasury Obligation[1]	—	109,978	—	109,978
Money Market Fund	10,737,219	—	—	10,737,219

Total Investments	10,737,219	94,402,488	—	105,139,707

Other Financial Instruments[4]
Futures Contracts	40,824	—	—	40,824

Total Assets	10,778,043	94,402,488	—	105,180,531

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[3]	—	72,278,059	—	72,278,059
Money Market Funds	187,955	—	—	187,955

Total Investments	187,955	72,278,059	—	72,466,014

1	Please see the Schedules for Sector or Country Classifications.
2	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.
3	Please see the Schedules for State Classifications.
4	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.
5	As of December 31, 2015, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended December 31, 2015. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at period end have not been presented.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of December 31, 2015:

	Balance as of 3/31/2015	Accrued Discounts	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2015	Net Change in Unrealized Depreciation from Investments Still Held as of 12/31/2015
Seix Floating Rate High Income Fund
Corporate Bonds
Electric	$—	$—	$—	$—	$—	$—	$27,612,159	$—	$27,612,159	$—

	$—	$—	$—	$—	$—	$—	$27,612,159	$—	$27,612,159	$—

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of December 31, 2015, securities valued at $85,117 were transferred from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures for International Equity Fund. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor applied to their equity prices as of December 31, 2015.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at December 31, 2015 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. For International Equity Fund, Large Cap Growth Stock Fund and Small Cap Growth Stock Fund, all of the securities on loan are classified as Common Stock in each Fund’s Schedule of Investments, and remaining contractual maturity of agreements are classified as overnight and continuous as of December 31, 2015. For Seix Core Bond Fund and Seix Corporate Bond Fund, all of the securities on loan are classified as Corporate Bonds in the Fund’s Schedule of Investments, and remaining contractual maturity of agreements are classified as overnight and continuous as of December 31, 2015. For Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund the value of the security loan obligation is classified as follows as of December 31, 2015:

Seix High Income Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$71,907,096	$—	$—	$—	$71,907,096
Common Stocks	806,076	—	—	—	806,076

Total	$72,713,172	$—	$—	$—	$72,713,172

Total Borrowings	$72,713,172	$—	$—	$—	$72,713,172

Gross amount of recognized liabilities for securities lending transactions					$72,713,172

Seix High Yield Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$54,183,571	$—	$—	$—	$54,183,571
Common Stock	881,715	—	—	—	881,715

Total	$55,065,286	$—	$—	$—	$55,065,286

Total Borrowings	$55,065,286	$—	$—	$—	$55,065,286

Gross amount of recognized liabilities for securities lending transactions					$55,065,286

Seix Total Return Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$2,830,918	$—	$—	$—	$2,830,918
U.S. Treasury Obligations	95,508,827	—	—	—	95,508,827

Total	$98,339,745	$—	$—	$—	$98,339,745

Total Borrowings	$98,339,745	$—	$—	$—	$98,339,745

Gross amount of recognized liabilities for securities lending transactions					$98,339,745

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of December 31, 2015, there were no unfunded loan commitments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of December 31, 2015, the Funds did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(r) Line of Credit — The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which includes State Street Bank and Trust (“State Street Bank”) and Royal Bank of Canada (“RBC”), for an aggregate amount of $200,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.15% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Prior to the September 23, 2015 syndicated agreement, a credit agreement with State Street Bank permitted an aggregate amount of $250,000,000 under similar terms and interest rates as described above.

3. Tax Basis of Investments

As of December 31, 2015 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$16,573,630	$13,994,519	$(1,006,684)	$12,987,835
International Equity Fund	43,952,366	1,506,159	(500,128)	1,006,031
Large Cap Growth Stock Fund	145,718,510	130,891,807	(3,671,888)	127,219,919
Large Cap Value Equity Fund	1,877,060,259	344,127,487	(102,387,827)	241,739,660
Mid-Cap Value Equity Fund	3,528,035,570	303,207,155	(241,724,005)	61,483,150
Small Cap Growth Stock Fund	54,122,723	13,673,731	(3,850,578)	9,823,153
Small Cap Value Equity Fund	868,105,308	169,240,467	(101,913,281)	67,327,186
Aggressive Growth Allocation Strategy	7,336,528	1,199,453	(132,452)	1,067,001
Conservative Allocation Strategy	65,330,841	1,510,340	(1,683,597)	(173,257)
Growth Allocation Strategy	50,111,012	5,982,244	(1,039,381)	4,942,863
Moderate Allocation Strategy	64,831,174	7,952,555	(805,778)	7,146,777
Seix Core Bond Fund	268,054,276	1,356,057	(2,344,442)	(988,385)
Seix Corporate Bond Fund	17,781,177	125,987	(669,795)	(543,808)
Seix Floating Rate High Income Fund	5,123,040,426	5,908,907	(423,505,680)	(417,596,773)
Seix Georgia Tax-Exempt Bond Fund	105,246,272	6,682,008	(9,049)	6,672,959
Seix High Grade Municipal Bond Fund	115,051,268	5,068,528	(3,039)	5,065,489
Seix High Income Fund	781,175,013	5,879,979	(88,852,110)	(82,972,131)

Seix High Yield Fund	664,440,575	5,226,699	(59,765,182)	(54,538,483)
Seix Investment Grade Tax-Exempt Bond Fund	621,465,797	32,921,374	(6,772)	32,914,602
Seix Limited Duration Fund	6,634,365	11,487	(6,579)	4,908
Seix North Carolina Tax-Exempt Bond Fund	25,216,573	1,581,401	(3,683)	1,577,718
Seix Short-Term Bond Fund	52,234,864	38,586	(197,690)	(159,104)
Seix Short-Term Municipal Bond Fund	44,073,616	102,558	(28,261)	74,297
Seix Total Return Bond Fund	1,233,395,352	6,055,687	(12,524,639)	(6,468,952)
Seix U.S. Government Securities Ultra-Short Bond Fund	1,500,917,707	15,459,207	(2,527,301)	12,931,906
Seix U.S. Mortgage Fund	37,114,501	113,297	(86,399)	26,898
Seix Ultra-Short Bond Fund	105,369,571	124,099	(353,963)	(229,864)
Seix Virginia Intermediate Municipal Bond Fund	68,955,519	3,520,458	(9,963)	3,510,495

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of December 31, 2015, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at December 31, 2015	Value at December 31, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Intermediate Bond Fund* - I Shares	30	0	30	—	$—	$1	$—	$—
RidgeWorth International Equity Fund - I Shares	53,242	7,061	60,303	—	—	3,482	—	(703)
RidgeWorth International Equity Fund - IS Shares**	—	64,130	4,961	59,169	549,684	—	—	(4,438)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	289,497	46,288	73,257	262,528	2,559,651	—	192,051	56,395
RidgeWorth Large Cap Value Equity Fund - IS Shares	119,178	25,596	31,484	113,290	1,660,827	29,221	132,026	108,740
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	64,981	6,152	17,317	53,816	646,865	22,634	34,529	66,423
RidgeWorth Seix Core Bond Fund* - I Shares	—	31	31	—	—	1	—	(8)
RidgeWorth Seix Core Bond Fund* - IS Shares**	—	28	—	28	299	2	1	—
RidgeWorth Seix Corporate Bond Fund - I Shares	7,013	1,059	5,499	2,573	21,147	1,082	510	(1,993)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	5,709	850	3,311	3,248	26,859	1,440	—	(589)
RidgeWorth Seix High Income Fund - IS Shares	5,686	1,087	2,533	4,240	24,759	1,521	—	(1,532)
RidgeWorth Seix High Yield Fund - I Shares	4,347	802	1,916	3,233	25,123	1,369	—	(2,764)
RidgeWorth Seix Total Return Bond Fund - IS Shares	65,453	9,821	13,563	61,711	644,882	11,055	692	(3,617)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	5,014	2,254	3,424	3,844	38,630	273	—	(121)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	25,991	11,850	6,402	31,439	285,149	—	96,911	15,379
RidgeWorth Small Cap Value Equity Fund - I Shares	22,908	8,072	5,477	25,503	266,766	4,344	68,795	30,590

Total					$6,750,641	$76,425	$525,515	$261,762

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at December 31, 2015	Value at December 31, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Conservative Allocation Strategy
RidgeWorth Intermediate Bond Fund* - I Shares	846	11	857	—	$—	$40	$—	$—
RidgeWorth International Equity Fund - I Shares	140,074	25,848	165,922	—	—	10,607	—	(818)
RidgeWorth International Equity Fund - IS Shares**	—	195,824	2,175	193,649	1,799,001	—	—	(4,393)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	800,484	120,313	60,741	860,056	8,385,543	—	636,015	(37,061)
RidgeWorth Large Cap Value Equity Fund - IS Shares	336,060	62,697	27,900	370,857	5,436,765	96,687	436,844	(3,780)
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	170,731	24,297	18,698	176,330	2,119,487	74,866	114,209	(948)
RidgeWorth Seix Core Bond Fund* - I Shares	—	859	859	—	—	13	—	—
RidgeWorth Seix Core Bond Fund* - IS Shares**	—	783	—	783	8,309	54	21	—
RidgeWorth Seix Corporate Bond Fund - I Shares	237,896	20,216	135,337	122,775	1,009,214	42,791	24,076	(54,434)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	193,727	16,616	53,119	157,224	1,300,242	55,326	—	(19,149)
RidgeWorth Seix High Income Fund - IS Shares	193,100	20,744	14,315	199,529	1,165,252	59,045	—	(5,504)
RidgeWorth Seix High Yield Fund - I Shares	147,635	15,115	10,914	151,836	1,179,765	53,098	—	(11,731)
RidgeWorth Seix Total Return Bond Fund - IS Shares	2,456,217	170,607	210,887	2,415,937	25,246,539	409,975	26,748	(69,745)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	170,248	61,720	48,706	183,262	1,841,778	10,610	—	(1,529)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	65,213	37,622	5,004	97,831	887,328	—	304,420	(6,187)
RidgeWorth Small Cap Value Equity Fund - I Shares	59,404	25,840	5,575	79,669	833,335	13,706	217,075	778

Total					$51,212,558	$826,818	$1,759,408	$(214,501)

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at December 31, 2015	Value at December 31, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Growth Allocation Strategy
RidgeWorth Intermediate Bond Fund* - I Shares	278	4	282	—	$—	$13	$—	$—
RidgeWorth International Equity Fund - I Shares	293,689	28,393	322,082	—	—	20,485	—	(5,715)
RidgeWorth International Equity Fund - IS Shares**	—	350,566	9,508	341,058	3,168,425	—	—	(22,027)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	1,670,450	140,052	296,709	1,513,793	14,759,483	—	1,139,700	18,622
RidgeWorth Large Cap Value Equity Fund - IS Shares	699,500	82,126	128,971	652,655	9,567,927	173,293	782,957	258,747
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	358,060	28,001	75,875	310,186	3,728,431	134,138	204,628	142,889
RidgeWorth Seix Core Bond Fund* - I Shares	—	282	282	—	—	4	—	(3)
RidgeWorth Seix Core Bond Fund* - IS Shares**	—	257	—	257	2,729	18	7	—

RidgeWorth Seix Corporate Bond Fund- I Shares	85,827	4,933	55,025	35,735	293,744	14,007	7,114	(21,584)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	69,713	4,119	28,129	45,703	377,966	18,421	—	(8,807)
RidgeWorth Seix High Income Fund - IS Shares	69,443	4,985	16,601	57,827	337,712	19,471	—	(7,622)
RidgeWorth Seix High Yield Fund - I Shares	53,114	3,444	12,499	44,059	342,340	17,518	—	2,485
RidgeWorth Seix Total Return Bond Fund - IS Shares	884,055	39,139	221,040	702,154	7,337,504	135,210	7,986	(64,713)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	61,330	19,970	28,094	53,206	534,725	3,503	—	(616)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	136,435	61,628	26,065	171,998	1,560,026	—	545,542	(892)
RidgeWorth Small Cap Value Equity Fund - I Shares	124,172	41,508	25,496	140,184	1,466,321	24,589	389,433	27,777

Total					$43,477,333	$560,670	$3,077,367	$318,541

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at December 31, 2015	Value at December 31, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Moderate Allocation Strategy
RidgeWorth Intermediate Bond Fund* - I Shares	1,377	14	1,391	—	$—	$56	$—	$(173)
RidgeWorth International Equity Fund - I Shares	414,134	22,765	436,899	—	—	27,776	—	(7,576)
RidgeWorth International Equity Fund - IS Shares**	—	467,057	134,555	332,502	3,088,944	—	—	(120,839)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	2,366,578	130,448	1,021,029	1,475,997	14,390,966	—	1,107,166	561,852
RidgeWorth Large Cap Value Equity Fund - IS Shares	994,919	76,287	434,765	636,441	9,330,230	168,382	760,768	1,773,720
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	505,509	25,763	228,573	302,699	3,638,447	130,379	198,894	794,760
RidgeWorth Seix Core Bond* - I Shares	—	998	998	—	—	15	—	—
RidgeWorth Seix Core Bond* - IS Shares**	—	977	277	700	7,431	53	19	(159)
RidgeWorth Seix Corporate Bond Fund - I Shares	307,648	24,399	240,950	91,097	748,815	44,818	18,248	(85,439)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	250,415	24,143	157,546	117,012	967,691	60,540	—	(40,070)
RidgeWorth Seix High Income Fund - IS Shares	249,423	29,223	130,669	147,977	864,185	63,210	—	(60,748)
RidgeWorth Seix High Yield Fund - I Shares	190,705	22,005	99,962	112,748	876,052	56,731	—	33,535
RidgeWorth Seix Total Return Bond Fund - IS Shares	3,177,401	103,580	1,891,121	1,389,860	14,524,034	417,968	15,438	88,403
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	220,114	81,788	165,776	136,126	1,368,064	11,363	—	565
RidgeWorth Small Cap Growth Stock Fund - IS Shares	192,129	58,793	79,827	171,095	1,551,835	—	530,718	106,057
RidgeWorth Small Cap Value Equity Fund - I Shares	172,283	39,248	72,385	139,146	1,455,466	23,867	378,003	357,896

Total					$52,812,160	$1,005,158	$3,009,254	$3,401,784

*	On August 1, 2015, RidgeWorth Intermediate Bond Fund reorganized into RidgeWorth Seix Core Bond Fund.
**	IS Shares commenced operations on August 3, 2015 for Seix Core Bond Fund and September 1, 2015 for International Equity Fund.

5. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

At a meeting held on November 16, 2015, the RidgeWorth Board of Trustees approved the creation of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, and approved the reorganization (the “Reorganization”) of the Capital Innovations Global Agri, Timber, Infrastructure Fund (the “Target Fund”), a series of Investment Managers Series Trust (“IMST”), into the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquiring Fund”), a separate series of the Trust. The Acquiring Fund is a newly created series of the Trust that is designed to be similar from an investment perspective to the Target Fund. Each shareholder of the Target Fund will receive a number of full and fractional shares of the Acquiring Fund equal in aggregate value on a class-by-class basis at the time of the exchange to the aggregate value of such shareholder’s shares of the corresponding class of the Target Fund. Shareholders of Class A Shares, Class C Shares, and Institutional Class Shares of the Target Fund will receive A Shares, C Shares, and I Shares, respectively, of the Acquiring Fund. The Board of Trustees of IMST approved the Reorganization at a meeting held on December 10, 2015. Shareholders of the Target Fund approved the Reorganization at a special meeting held on February 17, 2016. The Reorganization was effective at the close of business on February 19, 2016.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 26, 2016

By:	/s/ Benjamin H. Lowe
Benjamin H. Lowe
Treasurer and Chief Financial Officer

Date:	February 26, 2016